                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-5443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2004

DATE OF REPORTING PERIOD:  April 1, 2003 through March 31, 2004

                        Item 1. Reports to Stockholders

                      [PHOTO]                     [PHOTO]
                                    [PHOTO]

                           CALAMOS(R) FAMILY OF FUNDS

                          ANNUAL REPORT MARCH 31, 2004

               CALAMOS Growth Fund
               CALAMOS Blue Chip Fund
               CALAMOS Value Fund
               (formerly named Mid Cap Value Fund)
               CALAMOS Growth and Income Fund
               CALAMOS Global Growth and Income Fund
               CALAMOS High Yield Fund
               CALAMOS Convertible Fund
               CALAMOS Market Neutral Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
PRESIDENT PHOTO
--------------------------------------------------------------------------------

Dear CALAMOS Family of Funds Shareholder:

       The year 2003 was typical of the first year of an economic recovery, where the renewal of market optimism is fairly indiscriminate, and riskier assets can outperform. For example, in 2003, companies with negative earnings actually outperformed those with positive earnings. Our funds delivered solid performances during this period, despite the market's focus on the most speculative of issues.
       Our dedication to balancing risk and reward means that we generally avoid the riskiest companies, so we usually do not fully participate in the market's big updrafts in the earliest stage of an economic recovery. But what we have seen over more than two decades of investing is that as a recovery progresses, investors begin to sort companies with sustainable growth rates from those that merely benefited from market enthusiasm and our focus on these types of companies typically benefits the long-term investor over the full course of a market cycle.
       This annual report reviews the performance of each of the CALAMOS Family of Funds, and highlights how we have positioned each portfolio for the current market environment. Despite the range of objectives for these funds, our underlying investment approach remains the same across strategies: viewing ourselves first-and-foremost as risk managers, we strive to build portfolios that maintain the appropriate balance of risk and reward throughout the market cycle.
       We appreciate your continued confidence in the CALAMOS Family of Funds. As always, we continue to concentrate our efforts to provide value-added performance and serve your long-term financial needs.

                                                    Sincerely,

                                                    /s/ John P. Calamos

                                                    John P. Calamos, Sr.
                                                    Chairman,
                                                    Chief Executive Officer and
                                                    Chief Investment Officer

CALAMOS INVESTMENT TRUST

The views expressed in this report reflect those of CALAMOS ASSET MANAGEMENT, Inc. only, through March 31, 2004. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the Funds.


                        Strategies for Serious Money (R)                       1

                                  GROWTH FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CVGRX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                     *****
                                 OVERALL RATING
                               Among 628 Mid-Cap
                                 Growth Funds+
For the 3-, 5-, and 10-year periods ended 3/31/04, the Fund received five stars for three, five, and ten years out of 628, 416, and 134 mid-cap growth funds respectively.
--------------------------------------------------------------------------------

       CALAMOS Growth Fund concluded the fiscal year ended 3/31/04 with strong absolute and relative performance. The Fund gained 50.32% for the 12 months (Class A shares, before sales charge), ahead of both the S&P 500 Index, which rose 35.10% and the Lipper Multi-Cap Growth Funds Average, which was up 39.55%. In addition, the Fund retained its rating as the #1 Multi-Cap Growth Fund according to Lipper, ranking first out of 191 over five years and first out of 70 funds over 10 years.*
       Information Technology stocks, the Fund's largest allocation, made the greatest contribution to returns; Consumer Discretionary names, also among the largest allocations, were also a strong positive, as were Health Care and Industrials. The Fund realized most of its gains from mid-cap names, which at fiscal year-end made up approximately two thirds of the Fund's holdings. However, making use of its broad mandate to find companies of all sizes with above average growth prospects, the Fund also successfully identified large and mega-cap names, as well as some smaller cap stocks, which also contributed to returns for the fiscal year.
       Increased activity in the IPO and secondary markets supports our view of the economic turnaround entering its next phase, while expanding the opportunity set for the Fund. As we evaluate these new issues, we target the companies that exhibit not only the potential for sustainable growth, but increasing rates of growth.

* #54 for 1 year out of 422 multi-cap growth funds. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 2                      Strategies for Serious Money (R)

                                  GROWTH FUND

                                                            Average Annual Total Return+
                                  ---------------------------------------------------------------------------------
GROWTH FUND                           ONE YEAR            FIVE YEARS           TEN YEARS          SINCE INCEPTION
                                  ---------------------------------------------------------------------------------
                                             Load                 Load                 Load                  Load
                                           Adjusted             Adjusted             Adjusted              Adjusted
A Shares: Inception 9/4/90        50.32%    43.17%    19.77%     18.61%    21.90%     21.31%    19.34%      18.91%
-------------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00       49.19%    44.19%       NA         NA        NA         NA      2.39%       1.61%
-------------------------------------------------------------------------------------------------------------------
C Shares: Inception 9/3/96        49.16%    48.16%    19.28%        NA        NA         NA     22.16%         NA
-------------------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97       50.69%       NA     20.64%        NA        NA         NA     19.52%         NA
-------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds
  Average*                        39.55%       NA     -1.91%        NA      9.48%        NA     12.04%(+)      NA
-------------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index**    49.63%       NA      2.29%        NA     10.27%        NA     12.32%(+)      NA
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index***                  35.10%       NA     -1.20%        NA     11.68%        NA     11.98%(+)      NA
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

  * The Lipper Multi-Cap Growth Fund Average is the average performance of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index, and reflects reinvestment of capital gains distributions and income dividends.

 ** The Russell Midcap Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price to book ratios and higher growth values.

*** The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(+)  Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



                        Strategies for Serious Money (R)                       3

                                  GROWTH FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth Fund.
[LINE GRAPH]

                                                  CALAMOS GROWTH FUND -                                  RUSSELL MID CAP GROWTH
                                                     CLASS A SHARES           S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
3/94                                                     9525.00                    10000.00                    10000.00
                                                         9476.42                    10042.00                     9560.00
                                                         9850.74                    10532.00                    10238.80
12/94                                                    9388.74                    10529.90                    10096.40
                                                         9633.79                    11554.50                    11187.90
                                                        10646.30                    12655.70                    12086.30
                                                        12142.10                    13660.50                    13276.80
12/95                                                   11970.90                    14482.90                    13526.30
                                                        13030.30                    15260.60                    14398.80
                                                        15020.10                    15944.30                    14937.30
                                                        15577.30                    16437.00                    15445.20
12/96                                                   16507.30                    17806.20                    15891.60
                                                        15515.20                    18285.10                    15311.50
                                                        18706.70                    21474.10                    17565.40
                                                        22837.10                    23082.50                    20022.80
12/97                                                   20505.40                    23744.90                    19472.10
                                                        23901.10                    27055.00                    21797.10
                                                        24340.90                    27953.20                    21784.00
                                                        19884.10                    25180.30                    18148.30
12/98                                                   26103.80                    30538.60                    22952.10
                                                        28009.40                    32059.40                    23737.10
                                                        31177.30                    34316.40                    26210.50
                                                        31283.30                    32178.50                    24897.30
12/99                                                   46380.60                    36963.40                    34724.30
                                                        62562.70                    37809.90                    42058.10
                                                        66110.00                    36804.20                    38941.60
                                                        67862.00                    36447.20                    39922.90
12/00                                                   58714.20                    33597.00                    30640.80
                                                        53682.40                    29615.80                    22956.10
                                                        57032.10                    31348.30                    26670.40
                                                        48323.30                    26749.50                    19256.00
12/01                                                   54209.10                    29606.30                    24466.70
                                                        54556.00                    29689.20                    24033.70
                                                        52133.80                    25713.80                    19645.10
                                                        46409.50                    21273.10                    16270.10
12/02                                                   45597.30                    23066.40                    17760.40
                                                        45916.50                    22339.80                    17756.90
                                                        53336.60                    25777.90                    21088.10
                                                        58990.30                    26461.00                    22598.00
12/03                                                   64901.10                    29681.30                    25345.90
3/04                                                    69015.80                    30182.90                    26570.10

[LINE GRAPH]

                                                  CALAMOS GROWTH FUND -                                  RUSSELL MID CAP GROWTH
                                                     CLASS B SHARES           S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/11/00                                                   10000                       10000                       10000
12/00                                                      9411                        9218                        7675
                                                           8592                        8126                        5750
                                                           9110                        8601                        6680
                                                           7706                        7339                        4823
12/01                                                      8627                        8123                        6128
                                                           8666                        8146                        6020
                                                           8266                        7055                        4921
                                                           7344                        5837                        4075
12/02                                                      7202                        6329                        4449
                                                           7239                        6129                        4448
                                                           8393                        7073                        5282
                                                           9266                        7260                        5660
12/03                                                     10174                        8144                        6349
3/04                                                      10498                        8281                        6655

[LINE GRAPH]

                                                  CALAMOS GROWTH FUND -                                  RUSSELL MID CAP GROWTH
                                                     CLASS C SHARES           S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/3/96                                                    10000                       10000                       10000
12/96                                                     10581                       10833                       10289
                                                           9931                       11124                        9913
                                                          11957                       13065                       11373
                                                          14587                       14043                       12964
12/97                                                     13076                       14446                       12607
                                                          15223                       16460                       14113
                                                          15483                       17006                       14104
                                                          12629                       15319                       11750
12/98                                                     16579                       18579                       14860
                                                          17774                       19504                       15369
                                                          19752                       20878                       16970
                                                          19790                       19577                       16120
12/99                                                     29308                       22488                       22482
                                                          39490                       23003                       27231
                                                          41666                       22391                       25213
                                                          42704                       22174                       25848
12/00                                                     37404                       20440                       19838
                                                          34150                       18018                       14863
                                                          36206                       19072                       17268
                                                          30626                       16274                       12467
12/01                                                     34289                       18012                       15841
                                                          34437                       18062                       15561
                                                          32846                       15644                       12719
                                                          29184                       12942                       10534
12/02                                                     28626                       14033                       11499
                                                          28775                       13591                       11497
                                                          33362                       15683                       13653
                                                          36831                       16098                       14631
12/03                                                     40441                       18058                       16410
3/04                                                      42924                       18363                       17203


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                  CALAMOS GROWTH FUND -                                  RUSSELL MID CAP GROWTH
                                                     CLASS I SHARES           S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/18/97                                                   10000                       10000                       10000
12/97                                                      8988                       10287                        9725
                                                          10490                       11721                       10886
                                                          10693                       12110                       10880
                                                           8744                       10909                        9064
12/98                                                     11507                       13230                       11463
                                                          12362                       13889                       11855
                                                          13775                       14867                       13090
                                                          13837                       13941                       12435
12/99                                                     20512                       16014                       17342
                                                          27673                       16380                       21005
                                                          29275                       15945                       19449
                                                          30083                       15790                       19939
12/00                                                     26657                       14555                       15303
                                                          24391                       12830                       11465
                                                          25930                       13581                       13320
                                                          21986                       11589                        9617
12/01                                                     24675                       12826                       12219
                                                          24850                       12862                       12003
                                                          23764                       11140                        9811
                                                          21164                        9216                        8126
12/02                                                     20813                        9993                        8870
                                                          20969                        9678                        8868
                                                          24374                       11168                       10532
                                                          26975                       11464                       11286
12/03                                                     29694                       12859                       12659
3/04                                                      31598                       13076                       13270

  * The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.
 ** The Russell MidCap Growth Index measures the performance of those Russell
    Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price to book ratios and higher growth values.
*** Index start dates are 3/31/94, 9/1/00, 9/1/96, and 9/1/97 for Classes A, B,
    C, and I, respectively.


 4                      Strategies for Serious Money (R)

                                 BLUE CHIP FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CBCAX
INCEPTION DATE
December 1, 2003
--------------------------------------------------------------------------------

       CALAMOS Blue Chip Fund appears for the first time in this annual report, having been launched on 12/1/03. Consequently, performance information is for the four months ended 3/31/04, rather than the 12 months covered in reports for other CALAMOS Funds. The Fund returned 2.70% (Class A shares, before sales charge) for the four month period, lagging the S&P 500 Index, which returned 7.03% for that term.
       The CALAMOS Blue Chip Fund seeks long-term capital growth by investing in a diversified portfolio of established companies. Designed as a core offering, the Fund provides broad market participation and is designed as a vehicle for building assets to meet medium and long-term financial goals. The Fund seeks both "value" stocks, that is, shares selling for less than what the portfolio manager believes are the intrinsic value of the company, and "growth" stocks, those the manager believes can grow at a faster rate than is implied by their current price. These two strategies are applied to a universe of stocks, generally companies whose stocks are included in the Standard & Poor's 500 Index or the Dow Jones Industrial Average or companies with a market capitalization of at least $2 billion that the Fund's adviser believes are well established, well known and financially viable (usually with at least four consecutive quarters of reported earnings excluding discontinued operations and extraordinary items).
       Since inception (12/1/03) the Fund has benefited primarily from its Health Care and Consumer Staples, and Financials names. As it becomes increasingly apparent that the economic recovery is real and sustainable, the market is beginning to favor selected larger cap stocks, in particular, those whose operations extend across the world and can profit from a U.S.-led global recovery. Low interest rates and a weaker dollar also help U.S.-based multinationals take advantage of worldwide growth. We believe our focus on such larger-cap established companies that stand to especially benefit from global business activity during the recovery phase of the market cycle should help the Fund's performance going forward.



                        Strategies for Serious Money (R)                       5

                                 BLUE CHIP FUND

                                                               Average Total
                                                                  Return+
                                                              ----------------
BLUE CHIP FUND                                                SINCE INCEPTION
                                                              ----------------
                                                                        Load
                                                                      Adjusted
A Shares: Inception 12/1/03                                   2.70%    -2.19%
------------------------------------------------------------------------------
B Shares: Inception 12/1/03                                   2.50%    -2.50%
------------------------------------------------------------------------------
C Shares: Inception 12/1/03                                   2.50%     1.50%
------------------------------------------------------------------------------
I Shares: Inception 12/1/03                                   2.80%       NA
------------------------------------------------------------------------------
S&P 500 Index*                                                7.03%       NA
------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

* The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

+ Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividend and capital gain distributions for the period shown. Performance shown reflects the effects of an expense reimbursement, which improved results.



 6                      Strategies for Serious Money (R)

                                   VALUE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CVAAX
INCEPTION DATE
January 2, 2002
--------------------------------------------------------------------------------

       For the 12 months ended 3/31/04, CALAMOS Value Fund returned 46.36%, (Class A shares, before sales charge) significantly ahead of both its benchmark, the Russell 1000 Value Index, which returned 40.82% as well as its average peer in the Lipper Multi-Cap Value Fund Average, which returned 41.67%. For this one-year period, the Fund ranks #135 of 462 among Multi-Cap Value Funds, according to Lipper.*
       Consumer Discretionary stocks, about one-third of the portfolio, made the greatest contribution to performance on a weighted return basis. Information Technology, Financials, and Industrials, among the Fund's largest industry allocations also added to gains.
       In line with its name change (from CALAMOS Mid Cap Value Fund) and the broadening of its mandate to include value stocks from companies of all market capitalization, the Fund increased the weighting of large and mega-cap names in the portfolio relative to one year ago, although we continue to find ample opportunities across the market-cap spectrum. Our allocations fit with our outlook on the market, which we think will favor major cyclical companies that are supplying the current economic recovery.
       Although the market's broad rise during calendar year 2003 reduced the number of stocks that meet our "absolute value" criteria, we are still finding very good companies trading at what we believe are discounts to their intrinsic value. The past year's performance demonstrates, in our opinion, the merits of applying our equity models to companies with both a sound balance sheet and a catalyst that may help them return to a normal growth rate.
       Note that when the Fund's mandate was expanded to include value stocks of all market capitalizations, its benchmark changed from the Russell Mid-Cap Value Index to the Russell 1000 Value Index, which covers a broader range of securities. This report includes both indexes for comparison, while future presentations of the CALAMOS Value Fund will make use of the Russell 1000 Value Index.

* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results would have been less favorable.


                        Strategies for Serious Money (R)                       7

                                   VALUE FUND

                                                             Average Annual Total Return+
                                              ----------------------------------------------------------
                                                    ONE YEAR                        SINCE INCEPTION
VALUE FUND                                    ----------------------------------------------------------
                                                            Load                             Load
                                                           Adjusted                         Adjusted
A SHARES: Inception 1/2/02                    46.36%        39.48%              5.47%         3.20%
--------------------------------------------------------------------------------------------------------
B SHARES: Inception 1/2/02                    45.22%        40.22%              4.67%         3.40%
--------------------------------------------------------------------------------------------------------
C SHARES: Inception 1/2/02                    45.22%        44.22%              4.67%           NA
--------------------------------------------------------------------------------------------------------
I SHARES: Inception 3/1/02                    46.76%           NA               7.05%           NA
--------------------------------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE FUNDS AVERAGE*         41.67%           NA               4.29%(+)        NA
--------------------------------------------------------------------------------------------------------
RUSSELL MID-CAP VALUE INDEX**#                51.59%           NA              12.90%(+)        NA
--------------------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX***#                  40.82%           NA               5.65%(+)        NA
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase.

   * The Lipper Multi-Cap Value Fund Average is the average performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and reflects reinvestment of capital gains distributions and income dividends.

  ** The Russell Midcap(TM) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

 *** The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

   # The Board of Trustees approved a change to the Fund's benchmark from the Russell Mid-Cap Value Index to the Russell 1000 Value Index. The change was made because management believes the Russell 1000 Value Index better reflects the Fund's orientation.

 (+)  Since inception of Class A shares.

   + Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividend and capital gain distributions for the period shown. Performance shown reflects the effects of an expense reimbursement, which improved results.



 8                      Strategies for Serious Money (R)

                                   VALUE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Value Fund.
[LINE GRAPH]

                                                  CALAMOS VALUE FUND -                                    RUSSELL MID CAP VALUE
                                                     CLASS A SHARES         RUSSELL 1000 VALUE INDEX*            INDEX**
                                                  --------------------      -------------------------     ---------------------
1/2/02                                                      9525                       10000                       10000
                                                         9420.62                       10409                     10789.2
                                                         8696.44                     9522.35                     10285.3
                                                         7200.65                      7734.7                     8438.01
12/02                                                    7743.88                     8447.96                     9034.57
                                                         7334.64                     8037.06                     8667.87
                                                         8887.07                     9425.57                     10218.4
                                                         9115.61                     9620.03                     10825.1
12/03                                                      10325                       10985                     12473.2
3/04                                                     10734.8                     11317.1                     13139.7

[LINE GRAPH]

                                                  CALAMOS VALUE FUND -                                    RUSSELL MID CAP VALUE
                                                     CLASS B SHARES         RUSSELL 1000 VALUE INDEX*            INDEX**
                                                  --------------------      -------------------------     ---------------------
1/2/02                                                     10000                       10000                       10000
                                                         9869.79                       10409                     10789.2
                                                         9098.88                     9522.35                     10285.3
                                                         7519.04                      7734.7                     8438.01
12/02                                                     8069.2                     8447.96                     9034.57
                                                         7628.97                     8037.06                     8667.87
                                                         9218.92                     9425.57                     10218.4
                                                         9449.54                     9620.03                     10825.1
12/03                                                    10679.4                       10985                     12473.2
3/04                                                     10778.9                     11317.1                     13139.7

[LINE GRAPH]

                                                  CALAMOS VALUE FUND -                                    RUSSELL MID CAP VALUE
                                                     CLASS C SHARES         RUSSELL 1000 VALUE INDEX*            INDEX**
                                                  --------------------      -------------------------     ---------------------
1/2/02                                                    10000                        10000                       10000
                                                           9879                        10409                     10789.2
                                                           9099                      9522.35                     10285.3
                                                           7519                       7734.7                     8438.01
12/02                                                      8069                      8447.96                     9034.57
                                                           7629                      8037.06                     8667.87
                                                           9219                      9425.57                     10218.4
                                                           9450                      9620.03                     10825.1
12/03                                                     10669                        10985                     12473.2
3/04                                                      11079                      11317.1                     13139.7


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                  CALAMOS VALUE FUND -                                    RUSSELL MID CAP VALUE
                                                     CLASS I SHARES         RUSSELL 1000 VALUE INDEX*            INDEX**
                                                  --------------------      -------------------------     ---------------------
3/1/02                                                    10000                       10000                       10000
                                                          10071                       10473                       10511
                                                           9298                        9581                       10020
                                                           7710                        7782                        8220
12/02                                                      8291                        8500                        8802
                                                           7853                        8086                        8444
                                                           9522                        9484                        9955
                                                           9776                        9679                       10546
12/03                                                     11078                       11053                       12152
3/04                                                      11525                       11387                       12801

  * The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
 ** The Russell Midcap(TM) Value Index measures the performance of those Russell
    Midcap companies with lower price-to-book ratios and lower forecasted growth values.
*** Index start dates are 1/1/02, 1/1/02, 1/1/02, and 3/1/02 for Classes A, B,
    C, and I, respectively.

                     See Important Notes on following page


                        Strategies for Serious Money (R)                       9

                             GROWTH AND INCOME FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CVTRX
INCEPTION DATE
September 22, 1988
                             [MORNINGSTAR(TM) LOGO]
                                     *****
                                 OVERALL RATING
                          Among 61 Convertible Funds+
For the 3-, 5-, and 10-year periods ended 3/31/04, the Fund received four stars for three years and five stars for five and ten years among 61, 54, and 25 convertible funds respectively.
--------------------------------------------------------------------------------

       With a return of 30.74% (Class A Shares before sales charge), CALAMOS Growth and Income Fund finished the fiscal year ended 3/31/04, lagging both the Lipper Multi-Cap Core Fund Average of 38.47% and the S&P 500 Index return of 35.10%. However, measured over a longer time period, the Fund remains in the top 5% of all multi-cap core funds as measured by Lipper, ranking #4 of 88 Multi-Cap Core Funds for 10 years ended 3/31/04.*
       Allocations to Information Technology, as well as Consumer Discretionary, Health Care, and Industrial names, all among the Fund's largest weightings, contributed positively to performance over the past 12 months. The Fund's ability to dynamically allocate between common stocks and convertible securities, seeking to maintain a consistent balance of risk and reward throughout all market cycles, was also beneficial. The stock exposure allows the Fund to participate in most of the market's gains, while the convertibles, which have a combination of equity and bond-like characteristics, potentially provide equity participation with some downside protection, as well as regular income. During the 12-month period, the Fund's equity allocation increased from less than one-fifth of the portfolio to more than one-third at fiscal year-end.
       The increased equity allocation reflects our generally positive outlook on the economy, and we have continued to tilt the portfolio to companies that we believe will benefit from an ongoing recovery. At the same time, we are taking advantage of the Fund's flexibility to reduce our equity holdings in areas of the market which we believe have become overvalued, while still maintaining a potentially less volatile exposure to these areas by holding convertible securities.
       We expect to continue to offer shareholders a dynamic investment approach by strategically allocating between more aggressive equity investments and more defensive convertible securities.

* #507 for 1 year, #4 for 5 years out of 582 and 299 multi-cap core funds respectively. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 10                     Strategies for Serious Money (R)

                             GROWTH AND INCOME FUND

                                                                 Average Annual Total Return+
GROWTH AND                             ---------------------------------------------------------------------------------
INCOME FUND                                ONE YEAR            FIVE YEARS           TEN YEARS          SINCE INCEPTION
                                       ---------------------------------------------------------------------------------
                                                  Load                 Load                 Load                  Load
                                                Adjusted             Adjusted             Adjusted              Adjusted
A Shares: Inception 9/22/88            30.74%    24.54%    14.55%     13.44%    16.03%     15.46%    14.89%      14.53%
------------------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00            29.78%    24.78%       NA         NA        NA         NA      7.77%       7.07%
------------------------------------------------------------------------------------------------------------------------
C Shares: Inception 8/5/96             29.77%    28.77%    14.13%        NA        NA         NA     16.10%         NA
------------------------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97            31.06%       NA     14.89%        NA        NA         NA     14.79%         NA
------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Core Fund Average*    38.47%       NA      2.67%        NA     10.62%        NA     11.09%(+)      NA
------------------------------------------------------------------------------------------------------------------------
Value Line Convertible Index**         25.09%       NA      6.25%        NA      7.99%        NA      9.10%(+)      NA
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index ***                      35.10%       NA     -1.20%        NA     11.68%        NA     12.36%(+)      NA

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

  * The Lipper Multi-Cap Core Fund Average is the average performance of all funds that invest primarily in convertible securities and reflects reinvestment of capital gains distributions and income dividends.

 ** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

*** The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(+)  Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results



                        Strategies for Serious Money (R)                      11

                             GROWTH AND INCOME FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth and Income Fund.
[LINE GRAPH]

                                                    CALAMOS GROWTH &
                                                  INCOME FUND - CLASS A                                  VALUE LINE CONVERTIBLE
                                                         SHARES               S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
3/94                                                     9525.00                    10000.00                    10000.00
                                                         9043.99                    10042.00                     9660.00
                                                         9426.55                    10532.00                     9977.81
12/94                                                    9329.45                    10529.90                     9544.78
                                                         9655.05                    11554.50                    10141.30
                                                        10476.70                    12655.70                    11104.80
                                                        11354.60                    13660.50                    11964.30
12/95                                                   12047.30                    14482.90                    12130.60
                                                        12841.20                    15260.60                    12809.90
                                                        13303.50                    15944.30                    13262.10
                                                        13511.00                    16437.00                    13604.20
12/96                                                   14363.60                    17806.20                    14113.00
                                                        14501.40                    18285.10                    14303.60
                                                        16277.90                    21474.10                    15453.60
                                                        17692.40                    23082.50                    17054.50
12/97                                                   17713.70                    23744.90                    16660.60
                                                        19972.10                    27055.00                    18073.40
                                                        20275.70                    27953.20                    17500.50
                                                        18300.90                    25180.30                    15211.40
12/98                                                   20833.70                    30538.60                    15775.80
                                                        21350.40                    32059.40                    15922.50
                                                        23466.20                    34316.40                    17271.10
                                                        23714.90                    32178.50                    17096.70
12/99                                                   31863.40                    36963.40                    18852.50
                                                        34112.90                    37809.90                    20153.30
                                                        33209.00                    36804.20                    19052.90
                                                        35832.50                    36447.20                    19138.70
12/00                                                   34048.00                    33597.00                    16910.90
                                                        31783.80                    29615.80                    16547.30
                                                        33096.50                    31348.30                    17929.10
                                                        30776.40                    26749.50                    16229.40
12/01                                                   33241.60                    29606.30                    17344.30
                                                        33856.60                    29689.20                    17483.10
                                                        32959.40                    25713.80                    16234.80
                                                        30302.90                    21273.10                    15070.80
12/02                                                   31875.60                    23066.40                    16473.80
                                                        32210.30                    22339.80                    17238.20
                                                        35991.80                    25777.90                    19089.60
                                                        37006.70                    26461.00                    19062.90
12/03                                                   40659.30                    29681.30                    20464.00
3/04                                                    42106.80                    30182.90                    21562.90

[LINE GRAPH]

                                                    CALAMOS GROWTH &
                                                  INCOME FUND - CLASS B                                  VALUE LINE CONVERTIBLE
                                                         SHARES               S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/11/00                                                   10000                       10000                       10000
12/00                                                     10448                        9218                        8836
                                                           9741                        8126                        8646
                                                          10126                        8601                        9368
                                                           9397                        7339                        8480
12/01                                                     10131                        8123                        9062
                                                          10299                        8146                        9135
                                                          10007                        7055                        8483
                                                           9184                        5837                        7875
12/02                                                      9644                        6329                        8608
                                                           9726                        6129                        9007
                                                          10846                        7073                        9974
                                                          11132                        7260                        9960
12/03                                                     12212                        8144                       10692
3/04                                                      12323                        8281                       11267

[LINE GRAPH]

                                                    CALAMOS GROWTH &
                                                  INCOME FUND - CLASS C                                  VALUE LINE CONVERTIBLE
                                                         SHARES               S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
8/5/96                                                    10000                       10000                       10000
12/96                                                     10618                       10833                       10374
                                                          10706                       11124                       10514
                                                          12015                       13065                       11359
                                                          13042                       14043                       12536
12/97                                                     13049                       14446                       12247
                                                          14698                       16460                       13285
                                                          14897                       17006                       12864
                                                          13445                       15319                       11181
12/98                                                     15286                       18579                       11596
                                                          15646                       19504                       11704
                                                          17170                       20878                       12695
                                                          17328                       19577                       12567
12/99                                                     23249                       22488                       13858
                                                          24863                       23003                       14814
                                                          24164                       22391                       14005
                                                          26054                       22174                       14068
12/00                                                     25066                       20440                       12431
                                                          23377                       18018                       12163
                                                          24298                       19072                       13179
12/01                                                     22556                       16274                       11930
                                                          24315                       18012                       12749
                                                          24721                       18062                       12851
                                                          24019                       15644                       11934
12/02                                                     22042                       12942                       11078
                                                          23149                       14033                       12109
                                                          23343                       13591                       12671
                                                          26037                       15683                       14032
                                                          26714                       16098                       14012
12/03                                                     29311                       18058                       15042
3/04                                                      30293                       18363                       15850


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                    CALAMOS GROWTH &
                                                  INCOME FUND - CLASS I                                  VALUE LINE CONVERTIBLE
                                                         SHARES               S&P 500 STOCK INDEX*               INDEX**
                                                  ---------------------       --------------------       ----------------------
9/18/97                                                   10000                       10000                       10000
12/97                                                     10027                       10287                        9769
                                                          11325                       11721                       10597
                                                          11509                       12110                       10261
                                                          10409                       10909                        8919
12/98                                                     11866                       13230                        9250
                                                          12176                       13889                        9336
                                                          13393                       14867                       10127
                                                          13549                       13941                       10025
12/99                                                     18228                       16014                       11054
                                                          19542                       16380                       11817
                                                          19056                       15945                       11172
                                                          20577                       15790                       11222
12/00                                                     19556                       14555                        9916
                                                          18267                       12830                        9703
                                                          19036                       13581                       10513
12/01                                                     17715                       11589                        9516
                                                          19136                       12826                       10170
                                                          19503                       12862                       10251
                                                          18996                       11140                        9519
12/02                                                     17473                        9216                        8837
                                                          18397                        9993                        9660
                                                          18596                        9678                       10108
                                                          20786                       11168                       11193
                                                          21387                       11464                       11178
12/03                                                     23524                       12859                       11999
3/04                                                      24370                       13076                       12644

  * The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.
 ** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.
*** Index start dates are 3/31/94, 9/1/00, 8/1/96, and 9/1/97 for Classes A, B,
    C, and I respectively.


 12                     Strategies for Serious Money (R)

                               GLOBAL GROWTH AND
                                  INCOME FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CVLOX
INCEPTION DATE
September 9, 1996
                             [MORNINGSTAR(TM) LOGO]
                                       ***
                                 OVERALL RATING
                          Among 37 Convertible Funds+
For the 3-year and 5-year periods ended 3/31/04, the Fund received two stars and three stars among 37 and 26 convertible funds, respectively.
--------------------------------------------------------------------------------

       CALAMOS Global Growth and Income Fund had a return of 28.42% (Class A shares, before sales charge) for the fiscal year ended 3/31/04, lagging both the Morgan Stanley Capital International (MSCI) World Index, which returned 44.55%, as well as the Lipper Global Funds Average of 45.84% for that time period. However, the Fund retained a Lipper category ranking in the top quintile (#25 out of 180) of all global funds for the five year period ending 3/31/04.*
       We remain committed to seeking a consistent balance of risk and reward throughout global market cycles and do not view our role as investors to be currency speculators. For this reason, much of our exposure to foreign currency is hedged back into the U.S. dollar. In a year where the dollar weakened significantly, our performance lagged the benchmarks and peers that had full participation in rising currencies of their foreign holdings.
       Relative to the portfolio allocations at the same time one year ago, the Fund has lowered its exposure to domestic securities by about one-half while adding to its European holdings, which now total approximately one-half of assets. We have identified a few attractive opportunities in Japan, and have reduced our already small allocation to emerging markets after significant increases in these markets over the past months. At the same time, we continue to take advantage of the Fund's capacity to dynamically allocate among stocks, convertibles and bonds.
       We believe that our emphasis on balancing risk and reward will prove beneficial as markets become more attuned to the global recovery.

* #313 for 1 year out of 322 global funds. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


                        Strategies for Serious Money (R)                      13

                               GLOBAL GROWTH AND
                                  INCOME FUND

                                                               Average Annual Total Return+
GLOBAL GROWTH                                  ------------------------------------------------------------
AND INCOME FUND                                    ONE YEAR            FIVE YEARS         SINCE INCEPTION
                                               ------------------------------------------------------------
                                                          Load                 Load                  Load
                                                        Adjusted             Adjusted              Adjusted
A Shares: Inception 9/9/96                     28.42%    22.37%     8.34%     7.29%     11.05%      10.34%
-----------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00                    27.30%    22.30%       NA        NA       2.67%       1.93%
-----------------------------------------------------------------------------------------------------------
C Shares: Inception 9/24/96                    27.23%    26.23%     7.90%       NA      10.64%         NA
-----------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97                    28.59%       NA      8.57%       NA       9.09%         NA
-----------------------------------------------------------------------------------------------------------
Lipper Global Fund Average*                    45.84%       NA      2.42%       NA       6.60% (+)     NA
-----------------------------------------------------------------------------------------------------------
MSCI World Index**                             44.55%       NA     -0.57%       NA       6.30% (+)     NA
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

 * The Lipper Global Fund Average is the average performance of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return, and reflects reinvestment of capital gains distributions and income dividends.

** The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world.

(+)  Since inception of Class A shares.

 + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



 14                     Strategies for Serious Money (R)

                               GLOBAL GROWTH AND
                                  INCOME FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Global Growth and Income Fund.
[LINE GRAPH]

                                                                  CALAMOS GLOBAL GROWTH &             MORGAN STANLEY CAPITAL
                                                                INCOME FUND - CLASS A SHARES        INTERNATIONAL WORLD INDEX*
                                                                ----------------------------        --------------------------
9/9/96                                                                     9525.00                           10000.00
                                                                           9601.20                           10393.00
12/96                                                                     10064.00                           10881.40
                                                                          10312.60                           10924.70
                                                                          11656.10                           12581.70
                                                                          12305.70                           12954.50
12/97                                                                     11910.70                           12647.80
                                                                          13439.90                           14472.10
                                                                          13914.30                           14779.20
                                                                          12257.20                           13020.30
12/98                                                                     13588.60                           15783.50
                                                                          14122.70                           16359.70
                                                                          15084.00                           17155.50
                                                                          15127.10                           16914.40
12/99                                                                     20004.60                           19783.30
                                                                          20158.20                           19998.20
                                                                          20000.60                           19302.70
                                                                          19989.10                           18346.90
12/00                                                                     18833.00                           17225.30
                                                                          17880.60                           15024.30
                                                                          18012.80                           15441.70
                                                                          16757.20                           13232.70
12/01                                                                     17515.80                           14379.40
                                                                          17975.60                           14468.10
                                                                          17383.50                           13141.80
                                                                          15969.30                           10736.30
12/02                                                                     16572.70                           11567.50
                                                                          16415.20                           10996.60
                                                                          18326.10                           12892.80
                                                                          18719.30                           13528.60
12/03                                                                     20317.80                           15472.70
3/04                                                                      21076.90                           15894.60

[LINE GRAPH]

                                                                  CALAMOS GLOBAL GROWTH &             MORGAN STANLEY CAPITAL
                                                                INCOME FUND - CLASS B SHARES        INTERNATIONAL WORLD INDEX*
                                                                ----------------------------        --------------------------
9/11/00                                                                    10000                              10000
12/00                                                                      10083                               9389
                                                                            9580                               8189
                                                                            9642                               8417
                                                                            8944                               7212
12/01                                                                       9337                               7837
                                                                            9571                               7886
                                                                            9235                               7163
                                                                            8463                               5852
12/02                                                                       8778                               6305
                                                                            8672                               5994
                                                                            9664                               7027
                                                                            9848                               7374
12/03                                                                      10673                               8433
3/04                                                                       10739                               8663

[LINE GRAPH]

                                                                  CALAMOS GLOBAL GROWTH &             MORGAN STANLEY CAPITAL
                                                                INCOME FUND - CLASS C SHARES        INTERNATIONAL WORLD INDEX*
                                                                ----------------------------        --------------------------
9/24/96                                                                   10000.00                           10000.00
12/96                                                                     10459.00                           10470.00
                                                                          10678.00                           10512.00
                                                                          12054.00                           12106.00
                                                                          12706.00                           12465.00
12/97                                                                     12307.00                           12170.00
                                                                          13859.00                           13925.00
                                                                          14328.00                           14220.00
                                                                          12614.00                           12528.00
12/98                                                                     13968.00                           15187.00
                                                                          14498.00                           15741.00
                                                                          15458.00                           16507.00
                                                                          15481.00                           16275.00
12/99                                                                     20427.00                           19035.00
                                                                          20586.00                           19242.00
                                                                          20376.00                           18573.00
                                                                          20365.00                           17653.00
12/00                                                                     19452.00                           16574.00
                                                                          18442.00                           14456.00
                                                                          18522.00                           14858.00
                                                                          17211.00                           12732.00
12/01                                                                     17957.00                           13836.00
                                                                          18388.00                           13921.00
                                                                          17761.00                           12645.00
                                                                          16275.00                           10330.00
12/02                                                                     16858.00                           11130.00
                                                                          16671.00                           10581.00
                                                                          18578.00                           12405.00
                                                                          18925.00                           13017.00
12/03                                                                     20519.00                           14888.00
3/04                                                                      21209.00                           15294.00


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                                  CALAMOS GLOBAL GROWTH &             MORGAN STANLEY CAPITAL
                                                                INCOME FUND - CLASS I SHARES        INTERNATIONAL WORLD INDEX*
                                                                ----------------------------        --------------------------
9/18/97                                                                   10000.00                           10000.00
12/97                                                                      9708.00                            9763.00
                                                                          10962.00                           11171.00
                                                                          11365.00                           11408.00
                                                                          10031.00                           10051.00
12/98                                                                     11119.00                           12184.00
                                                                          11573.00                           12629.00
                                                                          12375.00                           13243.00
                                                                          12428.00                           13057.00
12/99                                                                     16382.00                           15271.00
                                                                          16489.00                           15437.00
                                                                          16360.00                           14900.00
                                                                          16390.00                           14163.00
12/00                                                                     15464.00                           13297.00
                                                                          14687.00                           11598.00
                                                                          14803.00                           11920.00
                                                                          13766.00                           10215.00
12/01                                                                     14413.00                           11100.00
                                                                          14799.00                           11168.00
                                                                          14309.00                           10145.00
                                                                          13161.00                            8288.00
12/02                                                                     13659.00                            8929.00
                                                                          13573.00                            8489.00
                                                                          15155.00                            9952.00
                                                                          15502.00                           10443.00
12/03                                                                     16825.00                           11944.00
3/04                                                                      17455.00                           12270.00

 * The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world. Source: Lipper Analytical Services.
** Index start dates are 9/1/96, 9/1/00, 9/1/96, and 9/1/97 for Classes A, B, C and I, respectively.


                        Strategies for Serious Money (R)                      15

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CHYDX
INCEPTION DATE
August 1, 1999
                             [MORNINGSTAR(TM) LOGO]
                                      ****
                                 OVERALL RATING
                              Among 348 High Yield
                                  Bond Funds+
For the 3-year period ended 3/31/04, the Fund received four stars for three years among 348 high yield bond funds.
--------------------------------------------------------------------------------

       The CALAMOS High Yield Fund returned 20.87% (Class A shares before sales charge) for the fiscal year ended 3/31/04, ahead of its average peer in the Lipper High Current Yield Bond Fund Average, which returned 19.71%, though lagging the Credit Suisse First Boston (CSFB) High Yield Index, which was up 22.86%. Lipper ranked the Fund in the top decile of its category (#31 of 341) for the three years ended 3/31/04.*
       Over the past fiscal year, the Fund benefited from securities in all areas of the market, with Technology, Capital Goods and Consumer Growth Staples having the greatest positive effect on weighted returns. The Fund's ability to buy convertible securities also helped performance. After successive periods of speculative issues outperforming more viable issues, we believe that we are now in a more "normal" environment where careful security selection and sector allocations matter more to performance. This is a positive for the Fund, as it avoids investment in distressed securities, instead looking for opportunities among companies with stronger balance sheets relative to the more speculative names.
       In the current economic environment, we believe ample opportunity exists among special situations, such as credit upgrades, merger and acquisitions, or debt for equity swaps. Current yields in our portfolios in this area remain attractive. Additionally, a rise in interest rates would provide another sign of a healthier economy, and we believe would be good news for high-yield bonds, which should outperform in a growing economy, but bad news for high-grade bonds, which lose value when rates rise. Thus, high-yield bonds could potentially provide an attractive alternative to some traditional fixed-income investments.

* #152 for 1 year out of 413 high current yield funds. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 16                     Strategies for Serious Money (R)

                                HIGH YIELD FUND

                                                             Average Annual Total Return+
HIGH YIELD FUND                                   --------------------------------------------------
                                                        ONE YEAR                 SINCE INCEPTION
                                                  --------------------------------------------------
                                                                Load                         Load
                                                               Adjusted                     Adjusted
A Shares: Inception 8/1/99                        20.87%         15.11%        7.89%          6.77%
----------------------------------------------------------------------------------------------------
B Shares: Inception 12/21/00                      19.89%         14.89%       11.37%         10.64%
----------------------------------------------------------------------------------------------------
C Shares: Inception 12/21/00                      19.88%         18.88%       11.34%            NA
----------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02                        21.04%            NA        12.48%            NA
----------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Fund
  Average*                                        19.71%            NA         3.58%(+)         NA
----------------------------------------------------------------------------------------------------
CSFB High Yield Index**#                          22.86%            NA         6.86%(+)         NA
----------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index***#         21.67%            NA         5.95%(+)         NA
----------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

  * The Lipper High Current Yield Bond Fund Average is the average performance of funds that aim at high (relative) current yield from fixed income securities, with no quality or maturity restrictions, and tends to invest in lower grade debt issues. Lipper mutual fund averages are equally weighted, are composed of the largest funds within their respective investment objectives, and reflect reinvestment of capital gains distributions and income dividends.

 ** The CSFB High Yield Index is an unmanaged index of high yield debt securities.

*** Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.

  # The Board of Trustees approved a change to the Fund's benchmark on June 23, 2003 from the Merrill Lynch High Yield Master Index to the CSFB High Yield Index. The change was made because management believes the CSFB High Yield Index better reflects the Fund's orientation and is a more commonly used and recognizable index.

(+) Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



                        Strategies for Serious Money (R)                      17

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS High Yield Fund.
[LINE GRAPH]

                                                   CALAMOS HIGH YIELD                                     ML HIGH YIELD MASTER
                                                  FUND - CLASS A SHARES      CSFB HIGH YIELD INDEX*              INDEX**
                                                  ---------------------      ----------------------       --------------------
8/1/99                                                   9525.00                    10000.00                    10000.00
                                                         9524.85                     9834.58                     9860.41
12/99                                                    9488.50                    10039.50                     9965.53
                                                         9384.03                     9910.41                     9785.69
                                                         9588.01                     9955.45                     9846.49
                                                         9811.42                    10023.30                     9980.15
12/00                                                    9598.27                     9516.49                     9588.15
                                                        10054.10                     9986.25                    10183.90
                                                        10355.50                     9924.18                    10054.80
                                                         9949.42                     9529.77                     9648.85
12/01                                                   10576.70                    10068.80                    10182.50
                                                        10957.30                    10322.10                    10382.60
                                                        10660.90                    10084.90                     9744.84
                                                         9817.81                     9801.07                     9437.47
12/02                                                   10626.50                    10381.20                    10067.50
                                                        11233.50                    11097.90                    10762.80
                                                        12305.00                    12179.10                    11804.10
                                                        12490.90                    12549.70                    12102.50
12/03                                                   13260.10                    13281.50                    12810.30
3/04                                                    13578.80                    13636.70                    13095.90

[LINE GRAPH]

                                                   CALAMOS HIGH YIELD                                     ML HIGH YIELD MASTER
                                                  FUND - CLASS B SHARES      CSFB HIGH YIELD INDEX*              INDEX**
                                                  ---------------------      ----------------------       --------------------
12/21/00                                                10000.00                    10000.00                    10000.00
                                                        10534.90                    10493.60                    10621.30
                                                        10906.80                    10428.40                    10486.70
                                                        10453.20                    10014.00                    10063.30
12/01                                                   11102.50                    10580.40                    10619.90
                                                        11474.90                    10846.60                    10828.60
                                                        11156.00                    10597.20                    10163.40
                                                        10254.10                    10299.00                     9842.84
12/02                                                   11074.50                    10908.60                    10500.00
                                                        11695.60                    11661.80                    11225.10
                                                        12778.40                    12797.90                    12311.20
                                                        12945.50                    13187.30                    12622.30
12/03                                                   13722.50                    13956.30                    13360.50
3/04                                                    13724.40                    14329.50                    13658.50

[LINE GRAPH]

                                                   CALAMOS HIGH YIELD                                     ML HIGH YIELD MASTER
                                                  FUND - CLASS C SHARES      CSFB HIGH YIELD INDEX*              INDEX**
                                                  ---------------------      ----------------------       --------------------
12/21/00                                                10000.00                    10000.00                    10000.00
                                                        10526.00                    10494.00                    10621.30
                                                        10853.00                    10428.00                    10486.70
                                                        10404.00                    10014.00                    10063.30
12/01                                                   11051.00                    10580.00                    10619.90
                                                        11410.00                    10847.00                    10828.60
                                                        11095.00                    10597.00                    10163.40
                                                        10195.00                    10299.00                     9842.84
12/02                                                   11001.00                    10909.00                    10500.00
                                                        11618.00                    11662.00                    11225.10
                                                        12699.00                    12798.00                    12311.20
                                                        12865.00                    13187.00                    12622.30
12/03                                                   13640.00                    13956.00                    13360.50
3/04                                                    13928.00                    14330.00                    13658.50


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                   CALAMOS HIGH YIELD                                     ML HIGH YIELD MASTER
                                                  FUND - CLASS I SHARES      CSFB HIGH YIELD INDEX*              INDEX**
                                                  ---------------------      ----------------------       --------------------
3/1/02                                                  10000.00                    10000.00                    10000.00
                                                        10268.00                    10229.00                    10238.00
                                                        10006.00                     9994.00                     9609.12
                                                         9219.00                     9713.00                     9306.02
12/02                                                    9973.00                    10287.00                     9927.31
                                                        10558.00                    10998.00                    10612.90
                                                        11571.00                    12069.00                    11639.70
                                                        11752.00                    12436.00                    11933.90
12/03                                                   12485.00                    13162.00                    12631.80
3/04                                                    12780.00                    13514.00                    12913.50

   * The CSFB High Yield Index is an unmanaged index of high yield debt securities.
  ** Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.
 *** Index start dates are 8/1/99, 12/1/00, 12/1/00, and 3/1/02 for Classes A,
     B, C, and I, respectively.


 18                     Strategies for Serious Money (R)

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CCVIX
INCEPTION DATE
June 21, 1985
                             [MORNINGSTAR(TM) LOGO]
                                      ****
                                 OVERALL RATING
                          Among 61 Convertible Funds+
For the 3-, 5-, and 10-year periods ended 3/31/04, the Fund's Class A shares received four stars for three years and five stars for ten years among 61, 54, and 25 convertible funds respectively.
--------------------------------------------------------------------------------

       CALAMOS Convertible Fund retained its rating as the #1 Convertible Fund (out of 23) for the 10 years ended 3/31/04, according to Lipper*. With a return of 33.16% (Class A shares before sales charge) for the fiscal year ending 3/31/04, the Fund was significantly ahead of the Lipper Convertible Mutual Fund Average of 28.89% and the Value Line Convertible Index return of 25.09%.
       Many industries contributed positively to the Fund's performance, led by Technology, Consumer Growth Staples, Consumer Cyclicals, Capital Goods, and Financials on a weighted return basis. The Fund's flexibility to own securities issued by companies of all market capitalizations, and the capacity to invest without restrictions on credit quality, were also beneficial.
       As a result of our focus on firms with quality balance sheets and viable business models, we avoided the more speculative names that led the market for most of calendar year 2003. In the first quarter of 2004, this caution was rewarded as the market began to favor companies and issues with a better balance between risk and reward, and for the time period covered by this report, the Fund's return exceeds that of its average peer. As the market becomes more focused on the quality and sustainability of a company's growth prospects, we believe the Fund's risk-conscious approach will prove beneficial. The Fund will continue to seek appropriate convertible securities that offer investors the upside potential of equities while still providing downside protection from current income.
       CALAMOS Convertible Fund remains closed to most investments, except as enumerated in the prospectus. This closure is intended to enable the portfolio management team to manage the Fund efficiently, and the closure will remain in effect until the managers believe that they can accept new assets without adversely affecting the performance of the Fund.

* #18 for 1 year and #2 for 5 years among 67 and 52 convertible funds respectively. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


                        Strategies for Serious Money (R)                      19

                                CONVERTIBLE FUND

                                                           Average Annual Total Return+
                                 ---------------------------------------------------------------------------------
CONVERTIBLE FUND                     ONE YEAR            FIVE YEARS           TEN YEARS          SINCE INCEPTION
                                 ---------------------------------------------------------------------------------
                                            Load                 Load                 Load                  Load
                                          Adjusted             Adjusted             Adjusted              Adjusted
A Shares: Inception 6/21/85      33.16%    26.81%    11.23%     10.16%    13.09%     12.54%    11.74%      11.45%
------------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00      32.16%    27.16%       NA         NA        NA         NA      7.88%       7.18%
------------------------------------------------------------------------------------------------------------------
C Shares: Inception 7/5/96       32.11%    31.11%    10.60%        NA        NA         NA     12.40%         NA
------------------------------------------------------------------------------------------------------------------
I Shares: Inception 6/25/97      33.45%       NA     11.52%        NA        NA         NA     11.79%         NA
------------------------------------------------------------------------------------------------------------------
Lipper Convertible Mutual Fund
  Average*                       28.89%       NA      7.01%        NA      9.30%        NA      9.90%(+)      NA
------------------------------------------------------------------------------------------------------------------
Value Line Convertible Index**   25.09%       NA      6.25%        NA      7.99%        NA      9.04%(+)      NA
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.

  * The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.

 ** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

(+)  Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions.



 20                     Strategies for Serious Money (R)

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Fund.
[LINE GRAPH]

                                                                 CALAMOS CONVERTIBLE FUND -
                                                                          CLASS A                 VALUE LINE CONVERTIBLE INDEX*
                                                                 --------------------------       -----------------------------
3/94                                                                      9525.00                           10000.00
                                                                          9125.90                            9660.00
                                                                          9489.11                            9977.81
12/94                                                                     9184.51                            9544.78
                                                                          9706.19                           10141.30
                                                                         10675.80                           11104.80
                                                                         11377.20                           11964.30
12/95                                                                    11872.20                           12130.60
                                                                         12497.80                           12809.90
                                                                         12779.00                           13262.10
                                                                         12851.90                           13604.20
12/96                                                                    13854.30                           14113.00
                                                                         14142.50                           14303.60
                                                                         15623.20                           15453.60
                                                                         16630.90                           17054.50
12/97                                                                    16737.30                           16660.60
                                                                         18551.70                           18073.40
                                                                         18776.10                           17500.50
                                                                         16797.10                           15211.40
12/98                                                                    18685.10                           15775.80
                                                                         19139.20                           15922.50
                                                                         20245.40                           17271.10
                                                                         20099.60                           17096.70
12/99                                                                    25247.20                           18852.50
                                                                         26436.30                           20153.30
                                                                         25815.10                           19052.90
                                                                         27756.30                           19138.70
12/00                                                                    27079.10                           16910.90
                                                                         25581.60                           16547.30
                                                                         26167.40                           17929.10
                                                                         24238.90                           16229.40
12/01                                                                    25918.70                           17344.30
                                                                         26491.40                           17483.10
                                                                         25829.20                           16234.80
                                                                         23471.00                           15070.80
12/02                                                                    24736.10                           16473.80
                                                                         24468.90                           17238.20
                                                                         27363.60                           19089.60
                                                                         28020.30                           19062.90
12/03                                                                    30923.20                           20464.00
3/04                                                                     32583.80                           21562.90

[LINE GRAPH]

                                                                 CALAMOS CONVERTIBLE FUND -
                                                                       CLASS B SHARES             VALUE LINE CONVERTIBLE INDEX*
                                                                 --------------------------       -----------------------------
9/11/00                                                                    10000                              10000
12/00                                                                      10812                               8836
                                                                           10209                               8646
                                                                           10416                               9368
                                                                            9634                               8480
12/01                                                                      10282                               9062
                                                                           10489                               9135
                                                                           10210                               8483
                                                                            9260                               7875
12/02                                                                       9740                               8608
                                                                            9616                               9007
                                                                           10730                               9974
                                                                           10969                               9960
12/03                                                                      12085                              10692
3/04                                                                       12408                              11267

[LINE GRAPH]

                                                                 CALAMOS CONVERTIBLE FUND -
                                                                          CLASS C                 VALUE LINE CONVERTIBLE INDEX*
                                                                 --------------------------       -----------------------------
7/5/96                                                                     10000                              10000
12/96                                                                      10767                              10374
                                                                           10977                              10514
                                                                           12116                              11359
                                                                           12883                              12536
12/97                                                                      12949                              12247
                                                                           14344                              13285
                                                                           14493                              12864
                                                                           12952                              11181
12/98                                                                      14391                              11596
                                                                           14725                              11704
                                                                           15561                              12695
                                                                           15423                              12567
12/99                                                                      19348                              13858
                                                                           20227                              14814
                                                                           19719                              14005
                                                                           21160                              14068
12/00                                                                      20750                              12431
                                                                           19573                              12163
                                                                           19978                              13179
                                                                           18474                              11930
12/01                                                                      19721                              12749
                                                                           20121                              12851
                                                                           19578                              11934
                                                                           17753                              11078
12/02                                                                      18675                              12109
                                                                           18447                              12671
                                                                           20574                              14032
                                                                           21031                              14012
12/03                                                                      23180                              15042
3/04                                                                       24372                              15850


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                                 CALAMOS CONVERTIBLE FUND -
                                                                       CLASS I SHARES             VALUE LINE CONVERTIBLE INDEX*
                                                                 --------------------------       -----------------------------
6/25/97                                                                    10000                              10000
                                                                           10658                              11036
12/97                                                                      10739                              10781
                                                                           11924                              11695
                                                                           12075                              11325
                                                                           10826                               9843
12/98                                                                      12056                              10208
                                                                           12366                              10303
                                                                           13099                              11176
                                                                           13013                              11063
12/99                                                                      16365                              12199
                                                                           17160                              13041
                                                                           16774                              12329
                                                                           18042                              12385
12/00                                                                      17588                              10943
                                                                           16631                              10708
                                                                           17019                              11602
                                                                           15771                              10502
12/01                                                                      16881                              11224
                                                                           17270                              11313
                                                                           16840                              10506
                                                                           15307                               9752
12/02                                                                      16148                              10660
                                                                           15983                              11155
                                                                           17874                              12353
                                                                           18313                              12336
12/03                                                                      20234                              13242
3/04                                                                       21327                              13953

  * The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.
 ** Index start dates are 3/31/94, 9/1/00, 7/1/96 and 6/1/97 for Classes A, B,
    C, and I, respectively.


                        Strategies for Serious Money (R)                      21

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2004
SYMBOL
CVSIX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                      ****
                                 OVERALL RATING
                             Among 199 Conservative
                               Allocation Funds+
For the 3-, 5-, and 10-year periods ended 3/31/04, the Fund's Class A shares received four stars for three years, five stars for five years, and four stars for ten years among 199, 146, and 40 conservative allocation funds respectively.
--------------------------------------------------------------------------------

       The CALAMOS Market Neutral Fund achieved a return of 10.11% (A shares, before sales charge) for the fiscal year ending 3/31/04 well ahead of the Lehman Brothers Government/Corporate Bond Index, which returned 6.15%, the Lipper Flexible Income Fund Average of 7.34%, and the Citigroup 30-Day Treasury Bill Index, which returned 0.96%. The Fund retains its ranking as the #1 Flexible Income Fund for both five years (out of 8 funds) and 10 years (out of 6 funds), as of 3/31/04 according to Lipper.*
       The Fund employs a "convertible arbitrage" strategy, designed to take advantage of discrepancies between how the market prices two different types of securities issued by the same company: common stock and convertible bonds. Generally, the Fund will simultaneously go "long" (anticipate a rise) on the convertible and go "short" (anticipate a decline) on the stock. The offsetting strategy is intended to produce lower volatility than the broader market, while still generating gains.
       CALAMOS Market Neutral Fund remains closed to most investments, except as enumerated in the prospectus. This closure is intended to enable the portfolio management team to manage the Fund efficiently, and the closure will remain in effect until the managers believe that they can accept new assets without adversely affecting the performance of the Fund.
       We believe that the Fund will continue to serve shareholders seeking a conservative income investment and can help diversify portfolios with returns that historically are not correlated to those of the broader market.

* #10 for 1 year out of 16 flexible income funds. Source: Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3-, 5-, and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.


 22                     Strategies for Serious Money (R)

                              MARKET NEUTRAL FUND

                                                                Average Annual Total Return+
                                       -------------------------------------------------------------------------------
MARKET NEUTRAL FUND                         ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                                       -------------------------------------------------------------------------------
                                                   Load                Load                Load                 Load
                                                 Adjusted            Adjusted            Adjusted             Adjusted
A Shares: Inception 9/4/90             10.11%     4.85%     9.68%     8.62%     9.02%     8.49%     9.53%      9.14%
----------------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00             9.22%     4.22%       NA        NA        NA        NA      7.56%      6.85%
----------------------------------------------------------------------------------------------------------------------
C Shares: Inception 2/16/00             9.24%     8.24%       NA        NA        NA        NA      7.77%        NA
----------------------------------------------------------------------------------------------------------------------
I Shares: Inception 5/10/00            10.32%       NA        NA        NA        NA        NA      8.46%        NA
----------------------------------------------------------------------------------------------------------------------
Citigroup 30-Day Treasury Bill Index*   0.96%       NA      3.11%       NA      3.94%       NA      3.94%(+)     NA
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate
  Bond Index**                          6.15%       NA      7.56%       NA      7.65%       NA      8.36%(+)     NA
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B and Class C shares, performance has been adjusted for the maximum 5% and 1% contingent deferred sales charge applicable to the redemption within one year of purchase, respectively.

  * The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.

 ** The Lehman Brothers Government/Corporate Bond Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.
    Source: Lipper Analytical Services.

(+) Since inception of Class A shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividend and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.



                        Strategies for Serious Money (R)                      23

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Market Neutral Fund.
[LINE GRAPH]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS A     CITIGROUP 30-DAY TREASURY     GOVERNMENT/CORPORATE
                                                         SHARES                      BILLS*                   BOND INDEX**
                                                 ----------------------     -------------------------     --------------------
3/94                                                     9525.00                    10000.00                    10000.00
                                                         9099.23                    10089.60                     9876.00
                                                         9213.88                    10194.70                     9925.38
12/94                                                    8972.48                    10306.70                     9962.10
                                                         9272.16                    10430.00                    10458.20
                                                         9766.37                    10576.30                    11137.00
                                                        10034.90                    10718.60                    11349.70
12/95                                                   10269.80                    10860.10                    11878.60
                                                        10533.70                    10983.50                    11600.60
                                                        10694.90                    11120.90                    11655.10
                                                        10869.20                    11257.50                    11860.30
12/96                                                   11108.30                    11398.10                    12223.20
                                                        11314.90                    11533.60                    12118.10
                                                        11817.30                    11670.70                    12559.20
                                                        12521.60                    11809.20                    12998.70
12/97                                                   12664.40                    11954.30                    13416.00
                                                        13097.50                    12094.50                    13619.90
                                                        13394.80                    12238.70                    13976.80
                                                        13117.50                    12384.30                    14668.60
12/98                                                   13936.00                    12498.50                    14687.70
                                                        14235.70                    12627.80                    14511.40
                                                        14642.80                    12769.50                    14351.80
                                                        14814.10                    12909.70                    14429.30
12/99                                                   15843.70                    13052.90                    14370.10
                                                        16680.30                    13220.70                    14756.70
                                                        17267.40                    13395.50                    14970.70
                                                        17683.60                    13589.50                    15400.30
12/00                                                   17478.40                    13789.90                    16073.30
                                                        18102.40                    13963.40                    16587.70
                                                        18542.30                    14098.20                    16637.40
                                                        18494.10                    14222.60                    17429.40
12/01                                                   18962.00                    14298.50                    17439.80
                                                        19153.50                    14358.60                    17357.90
                                                        19431.20                    14420.70                    18008.80
                                                        19542.00                    14482.40                    19035.30
12/02                                                   20214.20                    14535.00                    19364.60
                                                        20513.40                    14576.80                    19684.10
                                                        21139.10                    14618.20                    20379.00
                                                        21236.30                    14650.80                    20275.00
12/03                                                   22104.90                    14684.00                    20268.90
3/04                                                    22586.80                    14716.30                    20893.20

[LINE GRAPH]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS B     CITIGROUP 30-DAY TREASURY     GOVERNMENT/CORPORATE
                                                         SHARES                      BILLS*                   BOND INDEX**
                                                 ----------------------     -------------------------     --------------------
9/11/00                                                   10000                       10000                       10000
12/00                                                     10127                       10147                       10437
                                                          10508                       10275                       10771
                                                          10739                       10374                       10803
                                                          10696                       10466                       11318
12/01                                                     10943                       10522                       11324
                                                          11040                       10566                       11271
                                                          11178                       10612                       11694
                                                          11211                       10657                       12360
12/02                                                     11585                       10696                       12574
                                                          11734                       10726                       12782
                                                          12065                       10757                       13233
                                                          12102                       10781                       13165
12/03                                                     12570                       10805                       13161
3/04                                                      12514                       10829                       13567

[LINE GRAPH]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS C     CITIGROUP 30-DAY TREASURY     GOVERNMENT/CORPORATE
                                                         SHARES                      BILLS*                   BOND INDEX**
                                                 ----------------------     -------------------------     --------------------
2/16/00                                                   10000                       10000                       10000
                                                          10339                       10132                       10145
                                                          10594                       10279                       10436
12/00                                                     10566                       10430                       10892
                                                          10932                       10562                       11241
                                                          11176                       10664                       11274
                                                          11127                       10758                       11811
12/01                                                     11389                       10815                       11818
                                                          11486                       10861                       11763
                                                          11632                       10908                       12204
                                                          11667                       10954                       12899
12/02                                                     12049                       10994                       13123
                                                          12209                       11026                       13339
                                                          12553                       11057                       13810
                                                          12586                       11082                       13740
12/03                                                     13077                       11107                       13735
3/04                                                      13337                       11131                       14158


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[LINE GRAPH]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS I     CITIGROUP 30-DAY TREASURY     GOVERNMENT/CORPORATE
                                                         SHARES                      BILLS*                   BOND INDEX**
                                                 ----------------------     -------------------------     --------------------
5/10/00                                                   10000                       10000                       10000
                                                          10254                       10145                       10287
12/00                                                     10141                       10294                       10737
                                                          10508                       10424                       11080
                                                          10771                       10525                       11113
                                                          10752                       10617                       11642
12/01                                                     11024                       10674                       11649
                                                          11147                       10719                       11595
                                                          11317                       10765                       12029
                                                          11380                       10811                       12715
12/02                                                     11782                       10851                       12935
                                                          11973                       10882                       13148
                                                          12339                       10913                       13613
                                                          12404                       10937                       13543
12/03                                                     12917                       10962                       13539
3/04                                                      13208                       10986                       13956

 * The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.
 ** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Source: Lipper Analytical Services.
*** Index start dates are 3/31/94, 9/1/00, 2/1/00, and 5/1/00 for Classes A, B, C, and I, respectively.


 24                     Strategies for Serious Money (R)

IMPORTANT NOTES

THE FUNDS ARE NOT FDIC INSURED, NOT BANK GUARANTEED, AND MAY LOSE VALUE.

Global Growth and Income Fund may invest up to 100% (and all other CALAMOS Funds up to 25%) of assets in foreign securities. Investing outside the U.S. offers both risks and rewards. Increased volatility, changes in the value of foreign currencies, and difficulty in obtaining information are some of the risks involved.

High Yield Fund invests in lower-rated, fixed-income securities, often referred to as "junk bonds," which generally present greater risks than higher-quality securities.



                        Strategies for Serious Money (R)                      25

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
COMMON STOCKS (99.4%)
                     BASIC INDUSTRIES (2.2%)
     2,100,000       Freeport-McMoRan Copper &
                     Gold, Inc.(f)                $    82,089,000
     2,000,000       Georgia-Pacific Corp.             67,380,000
       500,000       Phelps Dodge Corp.(a)(f)          40,830,000
                                                  ---------------
                                                      190,299,000
                                                  ---------------
                     CAPITAL GOODS - INDUSTRIAL (3.5%)
       500,000       Actuant Corp.(a)(f)               19,615,000
       655,000       Beckman Coulter, Inc.(f)          35,723,700
       600,000       Brink's Company(f)                16,548,000
       500,000       Dycom Industries, Inc.(a)         13,260,000
       350,000       Faro Technologies,
                     Inc.(a)(f)                         8,039,500
       900,000       Fortune Brands, Inc.              68,967,000
       900,000       Garmin, Ltd.(f)                   38,439,000
     1,100,000       Joy Global, Inc.(a)               30,877,000
       600,000       Navigant Consulting,
                     Inc.(a)(f)                        12,138,000
       350,000       Oshkosh Truck Corp.               19,495,000
     1,400,000       PerkinElmer, Inc.                 28,966,000
       300,000       Rofin-Sinar
                     Technologies,Inc.(a)(f)            8,955,000
                                                  ---------------
                                                      301,023,200
                                                  ---------------
                     CAPITAL GOODS - TECHNOLOGY (34.1%)
     5,500,000       Advanced Micro Devices,
                     Inc.(a)(f)                        89,265,000
     2,250,000       Agilent Technologies,
                     Inc.(a)                           71,167,500
     1,100,000       Akamai Technologies,
                     Inc.(a)(f)                        14,454,000
     4,500,000       Amazon.com, Inc.(a)(f)           194,760,000
     1,500,000       Amkor Technology,
                     Inc.(a)(f)                        21,945,000
       300,000       Ansys, Inc.(a)                    11,922,000
       249,500       Anteon International
                     Corp.(a)                           7,208,055
     2,650,000       Apple Computer, Inc.(a)(f)        71,682,500
     3,250,000       ATI Technologies,
                     Inc.(a)(f)                        52,975,000
     2,300,000       Autodesk, Inc.                    72,726,000
       800,000       Avid Technology, Inc.(a)(f)       36,904,000
     2,100,000       Broadcom Corp.(a)(f)              82,257,000
     8,200,000       Cisco Systems, Inc.(a)           192,864,000
     2,000,000       Citrix Systems, Inc.(a)(f)        43,240,000
     1,920,000       Cognizant Technology
                     Solutions Corp.(a)(f)             86,880,000
     2,000,000       Conexant Systems, Inc.(a)         12,320,000
       700,000       Digital River, Inc.(a)(f)         16,387,000
     3,600,000       Electronic Arts, Inc.(a)         194,256,000
     3,320,000       EMC Corp.(a)                      45,185,200
       900,000       eResearch Technology,
                     Inc.(a)(f)                        25,245,000
       500,000       ESS Technology, Inc.(a)            7,330,000
       350,000       FindWhat.com(a)(f)                 7,577,500
       550,000       Harman International
                     Industries, Inc.(f)               43,780,000
     1,000,000       Integrated Silicon
                     Solution, Inc.(a)                 17,740,000
     5,500,000       Juniper Networks,
                     Inc.(a)(f)                       143,055,000
     1,000,000       Lam Research Corp.(a)(f)          25,210,000

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
     1,700,000       Lexar Media, Inc.(a)(f)      $    28,152,000
     2,000,000       LSI Logic Corp.(a)(f)             18,680,000
       700,000       Marvell Technology Group,
                     Ltd.(a)(f)                        31,535,000
       600,000       Mattson Technology, Inc.(a)        7,176,000
     1,600,000       Micromuse, Inc.(a)                12,480,000
       230,000       MicroStrategy, Inc.(a)(f)         12,259,000
     9,000,000       Motorola, Inc                    158,400,000
     1,965,000       National Semiconductor
                     Corp.(a)(f)                       87,304,950
       300,000       Netease.Com, Inc.(a)(f)           14,937,000
     1,200,000       Netflix, Inc.(a)(f)               40,944,000
     4,000,000       Novell, Inc.(a)                   45,520,000
     1,000,000       OmniVision Technologies,
                     Inc.(a)(f)                        27,310,000
     1,000,000       On Semiconductor
                     Corp.(a)(f)                        7,540,000
       700,000       Orbital Sciences
                     Corp.(a)(f)                        8,771,000
       800,000       Pixelworks, Inc.(a)               13,704,000
       925,000       Priceline.Com, Inc.(a)(f)         24,938,000
     1,450,000       Research In Motion
                     Ltd.(a)(f)                       135,299,500
     3,400,000       Sandisk Corp.(a)(f)               96,458,000
       700,000       Sohu.Com, Inc.(a)(f)              17,423,000
     3,260,000       Symantec Corp.(a)(f)             150,938,000
     1,300,000       Teradyne, Inc.(a)(f)              30,979,000
       600,000       TTM Technologies, Inc.(a)          7,392,000
       450,000       United Online, Inc.(a)(f)          7,497,000
       500,000       Unova, Inc.(a)                    10,805,000
       925,000       Varian Medical Systems,
                     Inc.(a)                           79,836,750
     1,725,000       VeriSign, Inc.(a)(f)              28,617,750
     4,500,000       Yahoo!, Inc.(a)(f)               218,655,000
                                                  ---------------
                                                    2,911,887,705
                                                  ---------------
                     CONSUMER CYCLICAL (9.7%)
     1,100,000       Aeropostale, Inc.(a)              39,886,000
       730,000       American Standard
                     Companies, Inc.(a)                83,037,500
     1,200,000       Caesars Entertainment,
                     Inc.(a)(f)                        15,648,000
       733,700       Chico's FAS, Inc.(a)(f)           34,043,680
     2,800,000       Coach, Inc.(a)                   114,772,000
       650,000       Eaton Corp.                       36,523,500
       500,000       Finish Line, Inc.(a)(f)           18,490,000
     1,500,000       Foot Locker, Inc.                 38,700,000
       500,000       Guess?, Inc.(a)(f)                 9,015,000
       700,000       Hot Topic, Inc.(a)                18,515,000
     3,240,000       International Game
                     Technology                       145,670,400
     1,500,000       Metro-Goldwyn-Mayer,
                     Inc.(a)(f)                        26,100,000
     1,925,000       Nordstrom, Inc.(f)                76,807,500
     1,125,000       Pacific Sunwear of
                     California, Inc.(a)(f)            27,607,500
       770,000       RadioShack Corp.(f)               25,533,200
     1,200,000       Scientific Games Corp.(a)         22,464,000
       500,000       Station Casinos, Inc.(f)          22,085,000

 26            See accompanying Notes to Schedule of Investments.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
       600,000       Tenneco Automotive, Inc.(a)  $     7,614,000
     1,000,000       Urban Outfitters,
                     Inc.(a)(f)                        48,060,000
       550,000       Wynn Resorts, Ltd.(a)(f)          19,250,000
                                                  ---------------
                                                      829,822,280
                                                  ---------------
                     CONSUMER GROWTH STAPLES (26.9%)
     1,200,000       Advance Auto Parts, Inc.(a)       48,804,000
       250,000       Alaris Medical Systems,
                     Inc.(a)                            4,662,500
       825,000       Align Technology,
                     Inc.(a)(f)                        15,683,250
       350,000       American Pharmaceutical
                     Partners, Inc.(a)(f)              16,429,000
       200,000       Amerigroup Corp.(a)(f)             9,140,000
       700,000       Applebee's International,
                     Inc.(f)                           28,945,000
     1,200,000       Career Education
                     Corp.(a)(f)                       67,968,000
     1,160,000       Celgene Corp.(a)(f)               55,274,000
       600,000       Cepheid(a)(f)                      5,586,000
       400,000       Connectics Corp.(a)(f)             8,868,000
       600,000       Copart, Inc.(a)                   13,038,000
     2,625,000       Coventry Health Care,
                     Inc.(a)                          111,116,250
       400,000       Dade Behring Holdings,
                     Inc.(a)(f)                        17,792,000
     1,000,000       DaVita, Inc.(a)                   47,750,000
     1,000,000       Energizer Holdings,
                     Inc.(a)(f)                        46,690,000
       440,000       Eon Labs, Inc.(a)(f)              29,515,200
       525,000       Estee Lauder Companies,
                     Inc.                              23,278,500
       500,000       First Horizon
                     Pharmaceutical Corp.(a)(f)         7,880,000
     1,300,000       Genentech, Inc.(a)(f)            137,566,000
       900,000       Gen-Probe, Inc.(a)(f)             30,069,000
       400,000       Guitar Center, Inc.(a)(f)         14,856,000
       300,000       Haemonetics Corp.(a)(f)            9,435,000
     2,200,000       Hasbro, Inc.(f)                   47,850,000
     1,150,000       Humana, Inc.(a)(f)                21,873,000
       400,000       IDEXX Laboratories,
                     Inc.(a)(f)                        22,748,000
       600,000       ILEX Oncology, Inc.(a)(f)         14,352,000
       600,000       Inamed Corp.(a)(f)                31,968,000
     1,000,000       Invitrogen Corp.(a)(f)            71,690,000
       900,000       IVAX Corp.(a)(f)                  20,493,000
       500,000       K-Swiss, Inc.                     12,235,000
       400,000       Kos Pharmaceuticals,
                     Inc.(a)(f)                        16,296,000
     1,900,000       Laboratory Corporation of
                     American Holdings(a)(f)           74,575,000
       450,000       Martek Biosciences
                     Corp.(a)(f)                       25,650,000
     1,012,500       Marvel Enterprises,
                     Inc.(a)(f)                        19,429,875
     6,200,000       McDonald's Corp.                 177,134,000
     1,000,000       MSC Industrial Direct
                     Company, Inc.(a)(f)               29,950,000
     1,100,000       NBTY, Inc.(a)                     40,898,000
     1,100,000       Nektar Therapeutics(a)(f)         23,738,000
       800,000       Nu Skin Enterprises,
                     Inc.(f)                           16,120,000
       805,000       Petco Animal Supplies,
                     Inc.(a)                           22,684,900
       640,000       P.F. Chang's China
                     Bistro(a)(f)                      32,198,400
       600,000       Pharmaceutical Resources,
                     Inc.(a)                           34,116,000

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
       980,000       Quest Diagnostics, Inc.      $    81,173,400
       300,000       SCP Pool Corp.(a)                 11,178,000
     2,000,000       Sepracor, Inc.(a)(f)              96,200,000
       500,100       Sierra Health Services,
                     Inc.(a)(f)                        18,203,640
     1,200,000       St. Jude Medical, Inc.(a)         86,520,000
       950,000       Stryker Corp.(f)                  84,103,500
       764,000       Sylvan Learning Systems,
                     Inc.(a)(f)                        26,824,040
       915,000       Teva Pharmaceutical
                     Industries, Ltd.(f)               58,020,150
       700,000       TiVo, Inc.(a)(f)                   6,223,000
       751,000       TLC Vision Corp.(a)(f)             8,606,460
       200,000       Tuesday Morning Corp.(a)           6,892,000
       246,000       UnitedHealth Group, Inc.          15,852,240
       300,000       Usana Health Sciences,
                     Inc.(a)(f)                         6,999,000
       500,000       VCA Antech, Inc.(a)               17,815,000
     4,315,000       XM Satellite Radio,
                     Inc.(a)(f)                       120,820,000
     2,000,000       Zimmer Holdings, Inc.(a)         147,560,000
                                                  ---------------
                                                    2,299,335,305
                                                  ---------------
                     CONSUMER STAPLES (0.4%)
       750,000       Select Comfort Corp.(a)(f)        20,692,500
       200,000       United Natural Foods,
                     Inc.(a)                            9,618,000
                                                  ---------------
                                                       30,310,500
                                                  ---------------
                     CREDIT CYCLICAL (3.3%)
       700,000       Centex Corp.(f)                   37,842,000
     3,375,000       D.R. Horton, Inc.(f)             119,576,250
        15,512       Eagle Materials, Inc.                912,881
        52,156       Eagle Materials, Inc.,
                     Class B                            3,045,910
       300,000       Independence Community Bank
                     Corp.(f)                          12,225,000
     2,400,000       New York Community Bancorp,
                     Inc.(f)                           82,272,000
       800,000       Winnebago Industries, Inc.        24,936,000
                                                  ---------------
                                                      280,810,041
                                                  ---------------
                     ENERGY (3.6%)
       356,100       Apache Corp.                      15,372,837
     1,150,000       Chesapeake Energy Corp.           15,410,000
       575,000       EOG Resources, Inc.               26,386,750
     1,960,000       Halliburton Company, Inc.         59,564,400
     1,000,000       Patina Oil & Gas Corp.            26,250,000
       550,000       PetroKazakhstan, Inc.(a)          15,493,500
       300,000       Smith International,
                     Inc.(a)(f)                        16,053,000
     1,000,000       Tesoro Petroleum
                     Corp.(a)(f)                       18,790,000
       550,000       Ultra Petroleum Corp.(a)(f)       16,505,500
       700,000       Valero Energy Corp.(f)            41,972,000
     2,250,000       XTO Energy, Inc.                  56,790,000
                                                  ---------------
                                                      308,587,987
                                                  ---------------
                     FINANCIAL (6.4%)
     2,250,000       Americredit Corp.(a)(f)           38,317,500
     4,500,000       Ameritrade Holding
                     Corp.(a)(f)                       69,300,000

               See accompanying Notes to Schedule of Investments.             27

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
       220,000       Bear Stearns & Co.           $    19,289,600
     2,000,000       CIT Group, Inc.                   76,100,000
       650,000       Commerce Bancorp, Inc.            42,822,000
     1,400,000       Friedman, Billings, Ramsey
                     Group, Inc.                       37,786,000
     1,300,000       General Growth Properties,
                     Inc.                              45,695,000
       400,000       Mills Corp.(f)                    21,316,000
     1,300,000       New Century Financial
                     Corp.(f)                          63,128,000
       500,000       Public Storage, Inc.              24,330,000
       500,000       Silicon Valley
                     Bancshares(a)(f)                  16,220,000
     1,120,000       UCBH Holdings, Inc.               44,844,800
       400,000       UnionBanCal Corp.                 20,956,000
       900,000       Ventas, Inc.                      24,732,000
                                                  ---------------
                                                      544,836,900
                                                  ---------------
                     TELECOMMUNICATIONS (8.7%)
       750,000       ADTRAN, Inc.(f)                   22,522,500
     1,100,000       America Movil, SA(f)              42,515,000
     1,150,000       Aspect Communications
                     Corp.(a)                          18,020,500
     4,800,000       Avaya, Inc.(a)                    76,224,000
     2,600,000       Corning, Inc.(a)(f)               29,068,000
    12,000,000       Lucent Technologies,
                     Inc.(a)(f)                        49,320,000
     6,200,000       Nextel Communications,
                     Inc.(a)(f)                       153,326,000
    10,000,000       Nortel Networks Corp.(a)(f)       59,400,000
     3,200,000       QUALCOMM, Inc.                   212,544,000
       100,000       Safenet, Inc.(a)(f)                3,754,000
     1,375,000       Scientific Atlanta, Inc.          44,467,500
       500,000       Westell Technologies,
                     Inc.(a)(f)                         3,650,000
     1,200,000       Western Wireless
                     Corp.(a)(f)                       28,044,000
                                                  ---------------
                                                      742,855,500
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                     TRANSPORTATION (0.6%)
     1,300,000       J.B. Hunt Transport
                     Services, Inc.(a)            $    36,621,000
       400,000       Overseas Shipholding Group,
                     Inc.                              14,600,000
                                                  ---------------
                                                       51,221,000
                                                  ---------------
                     TOTAL COMMON STOCKS
                     (Cost $6,899,804,099)          8,490,989,418
                                                  ===============

  PRINCIPAL
    AMOUNT                                             VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (30.4%)
$    5,357,000       General Electric Capital
                     Corp.
                     0.800%, 04/01/04                   5,357,000
    50,000,000       UBS Finance, Inc.
                     0.950%, 04/01/04                  50,000,000
 2,541,054,575       Bank of New York
                     Institutional Cash Reserve
                     Fund(d)
                     current rate 1.120%            2,541,054,575
                                                  ---------------
                     TOTAL SHORT TERM
                     INVESTMENTS
                     (Cost $2,596,411,575)          2,596,411,575
                                                  ===============
TOTAL INVESTMENTS (129.8%)
(Cost $9,496,215,674)                              11,087,400,993
                                                  ===============

LIABILITIES, LESS OTHER ASSETS (-29.8%)            (2,542,190,934)
                                                  ---------------

NET ASSETS (100.0%)                               $ 8,545,210,059
                                                  ===============

 28            See accompanying Notes to Schedule of Investments.

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

NUMBER OF
 SHARES                                                VALUE
---------------------------------------------------------------
COMMON STOCKS (98.4%)
                BASIC INDUSTRIES (4.6%)
    4,000       3M Company                          $   327,480
    6,900       Alcoa, Inc.                             239,361
   13,900       Allegheny Technologies, Inc.            168,190
    4,700       Dow Chemical Company                    189,316
    3,000       Freeport-McMoRan
                Copper & Gold, Inc.                     117,270
    2,100       Illinois Tool Works, Inc.               166,383
    5,000       Louisiana-Pacific Corp.                 129,000
    3,800       Newmont Mining Corp.                    177,194
      900       Phelps Dodge Corp.(a)                    73,494
    3,700       Vulcan Materials Company                175,528
                                                    -----------
                                                      1,763,216
                                                    -----------
                CAPITAL GOODS - INDUSTRIAL (6.3%)
    4,800       Caterpillar, Inc.                       379,536
    2,800       Danaher Corp.                           261,436
    2,500       Deere & Company                         173,275
   11,500       Ford Motor Company                      156,055
    4,500       Fortune Brands, Inc.                    344,835
   15,000       General Electric Company                457,800
    3,800       General Motors Corp.                    178,980
   17,300       Tyco International, Ltd.                495,645
                                                    -----------
                                                      2,447,562
                                                    -----------
                CAPITAL GOODS - TECHNOLOGY (16.2%)
    8,800       Advanced Micro Devices, Inc.(a)         142,824
    7,300       Applied Materials, Inc.(a)              156,074
   14,600       Autodesk, Inc.                          461,652
    3,300       Broadcom Corp.(a)                       129,261
   30,100       Cisco Systems, Inc.(a)                  707,952
    3,800       Dell Computer Corp.(a)                  127,756
    3,600       eBay, Inc.(a)                           249,588
    3,500       Electronic Arts, Inc.(a)                188,860
   11,200       EMC Corp.(a)                            152,432
    2,500       Emerson Electric Company                149,800
    5,200       Hewlett-Packard Company                 118,768
   32,700       Intel Corp.                             889,440
    5,800       International Business Machines
                Corp.                                   532,672
   22,500       Microsoft Corp.                         561,825
   14,100       Motorola, Inc.                          248,160
    2,300       National Semiconductor Corp.(a)         102,189
    4,100       NCR Corp.(a)                            180,646
    6,700       Oracle Corp.(a)                          80,467
   10,000       Peoplesoft, Inc.(a)                     184,900
    5,700       Rockwell Automation, Inc.               197,619
    9,500       Texas Instruments, Inc.                 277,590

NUMBER OF
 SHARES                                                VALUE
---------------------------------------------------------------
    5,300       Thomas & Betts Corp.(a)             $   115,646
    2,000       United Technologies Corp.               172,600
    2,800       Yahoo!, Inc.(a)                         136,052
                                                    -----------
                                                      6,264,773
                                                    -----------
                CONSUMER CYCLICAL (8.1%)
    5,600       Boeing Company                          229,992
    6,000       Eaton Corp.                             337,140
    5,900       J.C. Penney Company, Inc.               205,202
    2,200       Kimberly-Clark Corp.                    138,820
    4,800       May Department Stores Company           165,984
    8,800       Nordstrom, Inc.                         351,120
    3,800       Procter & Gamble Company                398,544
    6,500       Sears Roebuck & Co.                     279,240
    2,800       Target Corp.                            126,112
    2,800       United Parcel Service, Inc.             195,552
    7,500       Wal-Mart Stores, Inc.                   447,675
   10,100       Walt Disney Company                     252,399
                                                    -----------
                                                      3,127,780
                                                    -----------
                CONSUMER GROWTH STAPLES (21.6%)
    7,800       Alberto-Culver Company                  342,186
    8,300       Bausch & Lomb, Inc.                     497,751
    5,200       Boston Scientific Corp.(a)              220,376
    4,700       Bristol-Myers Squibb Company            113,881
   15,700       Cendant Corp.                           382,923
    4,800       Comcast Corp.(a)                        137,952
    1,400       C. R. Bard, Inc.                        136,696
    2,700       Federated Department Stores, Inc.       145,935
    4,400       Gillette Company                        172,040
    2,100       Guidant Corp.                           133,077
    4,400       Hasbro, Inc.                             95,700
    7,000       HCA, Inc.                               284,340
    3,300       Health Management Associates, Inc.       76,593
   10,600       Home Depot, Inc.                        396,016
    5,400       Humana, Inc.(a)                         102,708
    4,400       Johnson & Johnson                       223,168
    3,100       Lowe's Companies, Inc.                  174,003
    5,000       Manor Care, Inc.                        176,450
   10,900       McDonald's Corp.                        311,413
    7,100       Merck & Company, Inc.                   313,749
    4,600       Nike, Inc.                              358,202
   27,100       Pfizer, Inc.                            949,855
    6,500       Quest Diagnostics, Inc.                 538,395
    3,500       St. Jude Medical, Inc.(a)               252,350
   15,100       Time Warner, Inc.(a)                    254,586
    4,300       UnitedHealth Group, Inc.                277,092
    4,400       Viacom, Inc.                            172,524

               See accompanying Notes to Schedule of Investments.             29

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

NUMBER OF
 SHARES                                                VALUE
---------------------------------------------------------------
    9,700       Watson Pharmaceuticals, Inc.(a)     $   415,063
    1,100       Wellpoint Health Networks, Inc.(a)      125,092
    7,200       Wendy's International, Inc.             292,968
    3,100       Zimmer Holdings, Inc.(a)                228,718
                                                    -----------
                                                      8,301,802
                                                    -----------
                CONSUMER STAPLES (8.2%)
    8,700       Altria Group, Inc.                      473,715
   33,700       Archer-Daniels-Midland Company          568,519
   11,800       Brown-Forman Corp.                      562,388
   13,300       Coca-Cola Company                       668,990
    7,800       Coca-Cola Enterprises, Inc.             188,526
    4,600       H. J. Heinz Company                     171,534
   11,000       Sara Lee Corp.                          240,460
    4,600       Supervalu, Inc.                         140,484
    4,300       Sysco Corp.                             167,915
                                                    -----------
                                                      3,182,531
                                                    -----------
                CREDIT CYCLICAL (3.1%)
    3,200       Centex Corp.                            172,992
    2,100       Freddie Mac                             124,026
    4,400       Golden West Financial Corp.             492,580
      900       KB Home                                  72,720
    2,900       Pulte Homes, Inc.                       161,240
    3,700       Washington Mutual, Inc.                 158,027
                                                    -----------
                                                      1,181,585
                                                    -----------
                ENERGY (4.9%)
    1,600       Chevrontexaco Corp.                     140,448
    7,500       Conocophillips                          523,575
   21,100       Exxon Mobil Corp.                       877,549
    1,700       Occidental Petroleum Corp.               78,285
    2,800       Schlumberger NV
                (Schlumberger, Ltd.)                    178,780
    3,000       Unocal Corp.                            111,840
                                                    -----------
                                                      1,910,477
                                                    -----------
                FINANCIAL (19.1%)
    2,100       Aetna, Inc.                             188,412
    3,600       Allstate Corp.                          163,656
    8,200       American International Group, Inc.      585,070
    4,400       Bank Of America Corp.                   356,312
    1,300       Bank One Corp.                           70,876
    2,500       Capital One Financial Corp.             188,575
    1,500       Cigna Corp.                              88,530
    7,400       Citigroup, Inc.(a)                      382,580
    3,101       Countrywide Financial Corp.             297,386
    2,400       Federal National Mortgage
                Association                             178,440

NUMBER OF
 SHARES                                                VALUE
---------------------------------------------------------------
    6,400       Franklin Resources, Inc.            $   356,352
    3,300       Goldman Sachs Group, Inc.               344,355
    8,100       H&R Block, Inc.                         413,343
    9,300       Jefferson-Pilot Corp.                   511,593
    4,800       MBIA, Inc.                              300,960
    6,800       MBNA Corp.                              187,884
    9,700       Merrill Lynch & Company, Inc.           577,732
    9,700       Metlife, Inc.                           346,096
    5,700       Morgan Stanley                          326,610
    7,600       Providian Financial Corp.(a)             99,560
    6,800       Prudential Financial, Inc.              304,504
   11,000       State Street Corp.                      573,430
    9,100       U.S. Bancorp                            251,615
    6,500       Wachovia Corp.                          305,500
                                                    -----------
                                                      7,399,371
                                                    -----------
                TELECOMMUNICATIONS (6.3%)
    7,300       Andrew Corp.(a)                         127,750
   16,900       Avaya, Inc.(a)                          268,372
    6,200       Bellsouth Corp.                         171,678
   13,100       Corning, Inc.(a)                        146,458
   40,000       Lucent Technologies, Inc.(a)            164,400
   22,600       Nextel Communications, Inc.(a)          558,898
    5,700       QUALCOMM, Inc.                          378,594
    8,000       SBC Communications, Inc.                196,320
    3,200       Scientific Atlanta, Inc.                103,488
    8,500       Verizon Communications, Inc.            310,590
                                                    -----------
                                                      2,426,548
                                                    -----------
                TOTAL COMMON STOCKS
                (Cost $37,756,550)                   38,005,645
                                                    ===========

PRINCIPAL
 AMOUNT                                                VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENTS (2.3%)
$ 892,000       General Electric Capital Corp.
                0.800%, 04/01/04                        892,000
                                                    -----------
                TOTAL SHORT TERM INVESTMENTS
                (Cost $892,000)                         892,000
                                                    ===========

TOTAL INVESTMENTS (100.7%)
(Cost $38,648,550)                                   38,897,645
                                                    ===========

LIABILITIES, LESS OTHER ASSETS (-0.7%)                 (255,846)
                                                    -----------

NET ASSETS (100.0%)                                 $38,641,799
                                                    ===========

 30            See accompanying Notes to Schedule of Investments.

                                   VALUE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
COMMON STOCKS (89.8%)
                 CAPITAL GOODS - INDUSTRIAL (4.1%)
   44,000        PerkinElmer, Inc.                  $   910,360
   42,000        Waste Management, Inc                1,267,560
                                                    -----------
                                                      2,177,920
                                                    -----------
                 CAPITAL GOODS - TECHNOLOGY (10.8%)
   46,000        Cisco Systems, Inc.(a)               1,081,920
   70,000        Microsoft Corp.                      1,747,900
  133,000        Motorola, Inc.                       2,340,800
  144,000        Sun Microsystems, Inc.(a)              599,040
                                                    -----------
                                                      5,769,660
                                                    -----------
                 CONSUMER CYCLICAL (12.0%)
   98,000        Interpublic Group of Companies,
                 Inc.(a)                              1,507,240
   27,000        Marriott International, Inc.         1,148,850
   28,000        Maytag Corp.                           883,960
   21,000        Royal Caribbean Cruises, Ltd.          926,100
   76,000        Walt Disney Company                  1,899,240
                                                    -----------
                                                      6,365,390
                                                    -----------
                 CONSUMER GROWTH STAPLES (34.7%)
   23,000        Bausch & Lomb, Inc.                  1,379,310
   29,000        Biogen Idec, Inc.(a)                 1,612,400
   60,000        Bristol-Myers Squibb Company         1,453,800
   67,000        Cendant Corp.                        1,634,130
   21,000        Gannett Co., Inc.                    1,850,940
    3,100 CHF    Givaudan, SA                         1,583,218
   23,200        Home Depot, Inc.                       866,752
   53,000        McDonald's Corp.                     1,514,210
   14,000        Media General, Inc.                    941,920
   36,000        Merck & Company, Inc.                1,590,840
   17,000        Mylan Laboratories, Inc.               386,410
   13,000        Neiman Marcus Group, Inc.              701,220
   47,000        Time Warner, Inc.(a)                   792,420
    1,900        Washington Post Company              1,680,379
   13,000        YUM! Brands, Inc.(a)                   493,870
                                                    -----------
                                                     18,481,819
                                                    -----------

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
                 CONSUMER STAPLES (12.3%)
   16,000        Coca-Cola Company                  $   804,800
   45,000        H. J. Heinz Company                  1,678,050
   62,000        Kroger Co.(a)                        1,031,680
   37,000        Robert Mondavi Corp.(a)              1,398,970
   76,000        Sara Lee Corp.                       1,661,360
                                                    -----------
                                                      6,574,860
                                                    -----------
                 CREDIT CYCLICALS (2.8%)
   35,000        Washington Mutual, Inc.              1,494,850
                                                    -----------
                 FINANCIAL (11.7%)
   15,333        Countrywide Financial Corp.          1,470,435
   11,165        Fidelity National Corp.                442,134
   35,000        H&R Block, Inc.                      1,786,050
   23,000        MBIA, Inc.                           1,442,100
   17,000        MGIC Investment Corp.                1,091,910
                                                    -----------
                                                      6,232,629
                                                    -----------
                 TELECOMMUNICATIONS (1.4%)
   86,000        Tellabs, Inc.(a)                       742,180
                                                    -----------
                 TOTAL COMMON STOCKS
                 (Cost $40,297,472)                  47,839,308
                                                    ===========
PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENTS (8.9%)
$4,731,000       General Electric Capital Corp.
                 0.800%, 04/01/04                     4,731,000
                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS
                 Cost ($4,731,000)                    4,731,000
                                                    ===========
TOTAL INVESTMENTS (98.7%)
(Cost $45,028,472)                                   52,570,308
                                                    ===========
OTHER ASSETS, LESS LIABILITIES (1.3%)                   673,759
                                                    -----------
NET ASSETS (100.0%)                                 $53,244,067
                                                    ===========

               See accompanying Notes to Schedule of Investments.             31

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
CORPORATE BONDS (2.5%)
                     CAPITAL GOODS - INDUSTRIAL (0.8%)
$   28,000,000       Hutchison Whampoa,
                     Ltd.(b)(f)
                     6.250%, 01/24/14              $    29,113,784
                                                   ---------------
                     CONSUMER CYCLICAL (0.2%)
                     Delta Air Lines, Inc.
     6,000,000       10.125%, 05/15/10                   4,110,000
     3,350,000       10.375%, 02/01/11(f)                2,328,250
                                                   ---------------
                                                         6,438,250
                                                   ---------------
                     CONSUMER GROWTH STAPLES (0.5%)
     9,000,000       Charter Communications,
                     Inc.(f)
                     9.625%, 11/15/09                    7,650,000
     6,000,000       Hasbro, Inc.
                     6.600%, 07/15/28                    6,195,000
     7,000,000       Mediacom Communications
                     Corp.(f)
                     9.500%, 01/15/13                    6,965,000
                                                   ---------------
                                                        20,810,000
                                                   ---------------
                     CONSUMER STAPLES (0.3%)
    11,030,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13                   12,188,150
                                                   ---------------
                     UTILITIES (0.7%)
    38,000,000       Calpine Corp.(f)
                     8.500%, 05/01/08                   28,310,000
                                                   ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $96,807,288)                 96,860,184
                                                   ===============

CONVERTIBLE BONDS (45.5%)
                     BASIC INDUSTRIES (2.6%)
    40,250,000       Anglo American, PLC
                     3.375%, 04/17/07                   48,976,361
                     Freeport-McMoRan Copper &
                     Gold, Inc.
    11,000,000       7.000%, 02/11/11                   17,792,500
     4,300,000       8.250%, 01/31/06(f)                11,819,625
     4,000,000       7.000%, 02/11/11(b)                 6,470,000
    15,000,000       Inco Limited(f)
                     0.000%, 03/29/21                   14,662,500
                                                   ---------------
                                                        99,720,986
                                                   ---------------
                     CAPITAL GOODS - INDUSTRIAL (4.9%)
    15,000,000       Agco Corp.(b)
                     1.750%, 12/31/33                   17,925,000
     1,525,000       Briggs & Stratton Corp.
                     5.000%, 05/15/06                    2,085,437
    39,000,000       General Motors Corp. (c)(f)
                     5.250%, 03/06/32                   39,780,000
     8,000,000       Labor Ready, Inc.(b)
                     6.250%, 06/15/07                   16,060,000
                     Tyco International, Ltd.
    31,500,000       3.125%, 01/15/23(b)                46,186,875
    26,000,000       2.750%, 01/15/18(f)                35,490,000
    23,000,000       2.750%, 01/15/18(b)(f)             31,395,000
                                                   ---------------
                                                       188,922,312
                                                   ---------------

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
                     CAPITAL GOODS - TECHNOLOGY (11.5%)
$    6,000,000       Acxiom Corp.(b)
                     3.750%, 02/15/09              $     7,642,500
    15,000,000       Advanced Micro Devices,
                     Inc.(f)
                     4.750%, 02/01/22                   15,975,000
    54,000,000       Agilent Technologies,
                     Inc.(f)
                     3.000%, 12/01/21                   61,290,000
     5,925,000       Cymer, Inc.(b)
                     3.500%, 02/15/09                    6,265,688
     6,000,000       Electronics For Imaging,
                     Inc.(b)
                     1.500%, 06/01/23                    6,787,500
                     EMC Corp.
     9,700,000       4.500%, 04/01/07(f)                11,749,125
     2,600,000       4.500%, 04/01/07(b)(f)              3,149,250
     5,000,000       Fairchild Semiconductor
                     International, Inc.(f)
                     5.000%, 11/01/08                    5,431,250
    16,000,000       Graftech International,
                     Ltd.(b)(f)
                     1.625%, 01/15/24                   18,360,000
                     GTECH Holdings Corp.
     5,800,000       1.750%, 12/15/21(b)                12,600,500
     2,700,000       1.750%, 12/15/21                    5,865,750
    16,500,000       Juniper Networks, Inc.(b)
                     0.000%, 06/15/08                   24,523,125
    14,340,000       Keane, Inc.(f)
                     2.000%, 06/15/13                   15,953,250
    25,800,000       Kulicke and Soffa
                     Industries, Inc.(b)
                     0.500%, 11/30/08                   22,929,750
    10,000,000       Lattice Semiconductor
                     Corp.(b)(f)
                     0.000%, 07/01/10                   10,087,500
    23,000,000       LSI Logic Corp.(b)(f)
                     4.000%, 05/15/10                   26,335,000
     5,000,000       L-3 Communications
                     Holdings(f)
                     4.000%, 09/15/11                    5,831,250
    10,000,000       Micron Technology, Inc.(f)
                     2.500%, 02/01/10                   15,437,500
     7,000,000       RealNetworks, Inc.(b)
                     0.000%, 07/01/10                    6,501,250
    16,775,000       Red Hat, Inc.(b)(f)
                     0.500%, 01/15/24                   19,773,531
     3,500,000       Sandisk Corp.
                     4.500%, 11/15/06                   10,902,500
    19,500,000 EUR   Siemens, AG
                     1.375%, 06/04/10                   28,750,264
    52,000,000       STMicroelectronics, NV
                     0.000%, 07/05/13                   53,495,000
                     Symantec Corp.
     3,000,000       3.000%, 11/01/06                    8,175,000
     1,540,000       3.000%, 11/01/06(b)                 4,196,500
     6,000,000       Tech Data Corp.(b)
                     2.000%, 12/15/21                    6,105,000
    28,000,000       Teradyne, Inc.(f)
                     3.750%, 10/15/06                   31,500,000
                                                   ---------------
                                                       445,612,983
                                                   ---------------

 32            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
                     CONSUMER CYCLICAL (4.4%)
                     Best Buy Company, Inc.
$   25,600,000       0.684%, 06/27/21(f)           $    18,880,000
    11,000,000       2.250%, 01/15/22(f)                12,045,000
                     Carnival Corp.
    40,000,000       0.000%, 10/24/21(f)                31,700,000
     5,000,000       2.000%, 04/15/21                    6,456,250
     1,275,000       2.000%, 04/15/21(b)                 1,646,344
     9,750,000       Church & Dwight Co., Inc.(b)
                     5.250%, 08/15/33                   11,968,125
     2,500,000       EGL, Inc.
                     5.000%, 12/15/06                    2,915,625
     8,800,000       Gap, Inc.(f)
                     5.750%, 03/15/09                   12,771,000
    19,000,000       International Game
                     Technology(b)
                     0.000%, 01/29/33                   18,596,250
    19,000,000       Lear Corp.(b)
                     0.000%, 02/20/22                   10,212,500
    12,460,000       Royal Caribbean Cruises,
                     Ltd.
                     0.000%, 02/02/21                    6,868,575
    34,000,000       Walt Disney Company(f)
                     2.125%, 04/15/23                   37,740,000
                                                   ---------------
                                                       171,799,669
                                                   ---------------
                     CONSUMER GROWTH STAPLES (11.7%)
     4,730,000       Axcan Pharma, Inc(b)
                     4.250%, 04/15/08                    7,154,125
    34,000,000       Cendant Corp.(f)
                     3.875%, 11/27/11                   37,570,000
    18,000,000       Citadel Broadcasting
                     Corp.(b)(f)
                     1.875%, 02/15/11                   17,437,500
     7,100,000       Cracker Barrel Old Country
                     Store, Inc.(b)
                     0.000%, 04/03/32                    3,576,625
    14,900,000       Cytyc Corp.(b)(f)
                     2.250%, 03/15/24                   16,427,250
     8,000,000       First Horizon Pharmaceutical
                     Corp.(b)
                     1.750%, 03/08/24                    7,890,000
     6,100,000       Hasbro, Inc.(b)
                     2.750%, 12/01/21                    7,289,500
                     Health Management
                     Associates, Inc.
    53,000,000       1.500%, 08/01/23(f)                59,823,750
     6,000,000       0.000%, 01/28/22(b)                 5,647,500
     3,300,000       0.000%, 01/28/22(f)                 3,106,125
    19,015,000       Integra LifeSciences
                     Holdings Corp.(b)
                     2.500%, 03/15/08                   21,914,788
    21,000,000       Invitrogen Corp.(b)(f)
                     2.000%, 08/01/23                   26,985,000
                     Liberty Media Corp. (Time
                     Warner)
    55,000,000       0.750%, 03/30/23(f)                62,700,000
    17,720,000       0.750%, 03/30/23(b)                20,200,800
    10,000,000       Liberty Media Corp.
                     (Viacom, Inc.)(f)
                     3.250%, 03/15/31                    9,612,500

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
$   13,000,000       PacifiCare Health Systems,
                     Inc.(f)
                     3.000%, 10/15/32              $    26,260,000
    18,000,000       PSS World Medical,
                     Inc.(b)(f)
                     2.250%, 03/15/24                   18,315,000
    10,000,000       QLT, Inc.(b)(f)
                     3.000%, 09/15/23                   16,675,000
     2,940,000       Reebok International,
                     Ltd.(b)
                     4.250%, 03/01/21                    3,138,450
     8,000,000       Sinclair Broadcast Group,
                     Inc(b)
                     4.875%, 07/15/18                    8,180,000
                     Teva Pharmaceutical
                     Industries, Ltd.(f)
    20,500,000       0.500%, 02/01/24                   21,345,625
    15,500,000       0.250%, 02/01/24                   16,333,125
    27,000,000       Watson Pharmaceuticals,
                     Inc.(b)
                     1.750%, 03/15/23                   33,851,250
                                                   ---------------
                                                       451,433,913
                                                   ---------------
                     CONSUMER STAPLES (1.3%)
    16,000,000       Bunge, Ltd(b)
                     3.750%, 11/15/22                   22,020,000
    35,000,000       General Mills, Inc.(b)
                     0.000%, 10/28/22                   24,981,250
     6,200,000       Whole Foods Market, Inc.
                     0.000%, 03/02/18                    4,998,750
                                                   ---------------
                                                        52,000,000
                                                   ---------------
                     ENERGY (2.7%)
                     Massey Energy Company
    12,000,000       4.750%, 05/15/23(b)                17,430,000
     3,000,000       4.750%, 05/15/23(f)                 4,357,500
    32,000,000       Nabors Industries, Inc.(f)
                     0.000%, 06/15/23                   31,040,000
    30,000,000       Schlumberger, NV(f)
                     2.125%, 06/01/23                   32,587,500
    17,875,000       Veritas DGC, Inc.(b)(f)
                     0.370%, 03/15/24                   20,145,125
                                                   ---------------
                                                       105,560,125
                                                   ---------------
                     FINANCIAL (4.8%)
    42,000,000       American Financial Group,
                     Inc.(f)
                     1.486%, 06/02/33                   18,270,000
                     First American Corp.
     3,000,000       4.500%, 04/15/08(b)                 3,258,750
     1,700,000       4.500%, 04/15/08                    1,846,625
    52,000,000       Franklin Resources, Inc.(f)
                     0.000%, 05/11/31                   33,865,000
    19,000,000       Host Marriott Corp.(b)(f)
                     3.250%, 03/15/24                   19,190,000
    75,000,000       Morgan Stanley(f)
                     0.250%, 04/01/09                   75,097,500
     8,045,000       Providian Financial Corp.(f)
                     4.000%, 05/15/08                    9,623,831
    10,900,000       Select Insurance Group(b)
                     1.616%, 09/24/32                    5,613,500

               See accompanying Notes to Schedule of Investments.             33

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
$    5,815,000       Silicon Valley Bancshares(b)
                     0.000%, 06/15/08              $     6,440,113
    14,500,000       Travelers Property Casualty
                     Corp.(c)
                     0.000%, 04/15/32                   14,436,200
                                                   ---------------
                                                       187,641,519
                                                   ---------------
                     TELECOMMUNICATIONS (1.5%)
                     Harris Corp.
     5,273,000       3.500%, 08/15/22                    6,775,805
     5,100,000       3.500%, 08/15/22(b)                 6,553,500
    26,000,000       Nextel Communications,
                     Inc.(f)
                     6.000%, 06/01/11                   28,892,500
    10,800,000       UTStarcom, Inc.(b)
                     0.875%, 03/01/08                   15,214,500
                                                   ---------------
                                                        57,436,305
                                                   ---------------
                     UTILITIES (0.1%)
     2,190,000       CenterPoint Energy, Inc.(b)
                     3.750%, 05/15/23                    2,526,712
                                                   ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $1,591,461,877)           1,762,654,524
                                                   ===============

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (10.3%)
                     BASIC INDUSTRIES (0.5%)
       102,000       Phelps Dodge Corp.
                     6.75%                              18,028,500
                                                   ---------------
                     CAPITAL GOODS - INDUSTRIAL (2.8%)
       197,300       Cummins, Inc.(f)
                     7.00%                              13,737,012
     1,770,000       Ford Motor Company Capital
                     Trust II
                     6.50%                              93,898,500
                                                   ---------------
                                                       107,635,512
                                                   ---------------
                     CAPITAL GOODS - TECHNOLOGY (1.6%)
       525,000       Motorola, Inc.
                     7.00%                              25,494,000
       158,000       Northrop Grumman Corp.
                     7.25%                              16,334,040
       150,000       Xerox Corp.
                     6.25%                              20,137,500
                                                   ---------------
                                                        61,965,540
                                                   ---------------
                     CONSUMER GROWTH STAPLES (1.5%)
       230,000       Anthem, Inc.(f)
                     6.00%                              24,161,500
       420,000       Baxter International,
                     Inc.(f)
                     7.00%                              22,680,000
       250,000       Cendant Corp.(f)
                     7.75%                              13,020,000
                                                   ---------------
                                                        59,861,500
                                                   ---------------

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
                     CREDIT CYCLICAL (0.8%)
       141,000       New York Community Capital
                     Trust V
                     6.00%                         $    12,549,000
       316,000       Washington Mutual, Inc.
                     5.38%                              18,726,160
                                                   ---------------
                                                        31,275,160
                                                   ---------------
                     ENERGY (0.9%)
     1,150,000       Valero Energy Corp.
                     2.00%                              35,650,000
                                                   ---------------
                     FINANCIAL (2.1%)
                     Commerce Capital Trust II
        85,750       5.95%(b)                            5,991,781
        40,000       5.95%                               2,795,000
        86,000       IndyMac Bancorp, Inc.
                     6.00%                               5,484,220
       412,000       National Australia Bank,
                     Ltd.
                     7.88%                              16,191,600
       472,000       Prudential Financial, Inc.
                     6.75%                              32,509,000
       108,745       Reinsurance Group of
                     America, Inc.
                     5.75%                               6,443,141
        50,000       State Street Corp.
                     6.75%                              12,350,000
                                                   ---------------
                                                        81,764,742
                                                   ---------------
                     UTILITIES (0.1%)
        70,500       Calpine Capital Trust III(f)
                     5.00%                               3,225,375
                                                   ---------------
                     TOTAL CONVERTIBLE
                     PREFERRED STOCKS
                     (Cost $335,559,163)               399,406,329
                                                   ===============

COMMON STOCKS (38.7%)
                     CAPITAL GOODS - INDUSTRIAL (1.4%)
       980,000       Monsanto Company                   35,936,600
       450,000       Stanley Works                      19,206,000
                                                   ---------------
                                                        55,142,600
                                                   ---------------
                     CAPITAL GOODS - TECHNOLOGY (8.1%)
       765,000       American Power Conversion
                     Corp.                              17,602,650
       650,000       Autodesk, Inc                      20,553,000
     1,200,000       BEA Systems, Inc.(a)(f)            15,312,000
     3,060,000       Cisco Systems, Inc.(a)             71,971,200
     1,290,000       Cypress Semiconductor
                     Corp.(a)(f)                        26,406,300
     2,300,000       EMC Corp.(a)                       31,303,000
       360,000       Fair Isaac Corp.(f)                12,988,800
     1,400,000       Juniper Networks, Inc.(a)(f)       36,414,000
     2,276,000       Microsoft Corp.(f)                 56,831,720
       920,000       Rambus, Inc.(a)                    25,787,600
                                                   ---------------
                                                       315,170,270
                                                   ---------------

 34            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
                     CONSUMER CYCLICAL (5.1%)
     1,900,000       International Game
                     Technology(f)                 $    85,424,000
       200,000       Lear Corp.(f)                      12,392,000
     1,010,000       Nordstrom, Inc                     40,299,000
       530,000       Sears Roebuck & Co.(f)             22,768,800
     1,400,000       Walt Disney Company(f)             34,986,000
                                                   ---------------
                                                       195,869,800
                                                   ---------------
                     CONSUMER GROWTH STAPLES (10.6%)
       315,000       Barr Laboratories,
                     Inc.(a)(f)                         14,458,500
       625,000       Bausch & Lomb, Inc.(f)             37,481,250
     2,500,000       Cendant Corp.(f)                   60,975,000
       328,000       Genzyme Corp.(a)(f)                15,429,120
       600,000       Hasbro, Inc.(f)                    13,050,000
     1,390,000       Home Depot, Inc.                   51,930,400
       315,000       Invitrogen Corp.(a)(f)             22,582,350
     1,600,000       McDonald's Corp.                   45,712,000
       569,250       Mylan Laboratories, Inc.           12,939,053
     1,070,000       Select Medical Corp.               17,869,000
       592,000       UnitedHealth Group, Inc.           38,148,480
        40,000       Washington Post Company            35,376,400
       585,700       Zimmer Holdings, Inc.(a)           43,212,946
                                                   ---------------
                                                       409,164,499
                                                   ---------------
                     CONSUMER STAPLES (1.5%)
     1,140,000       Archer-Daniels-Midland
                     Company                            19,231,800
     1,660,000 GBP   Enterprise Inns, PLC               18,655,833
     1,170,000       Kroger Co.(a)                      19,468,800
                                                   ---------------
                                                        57,356,433
                                                   ---------------
                     CREDIT CYCLICALS (1.7%)
       233,333       New York Community
                     Bancorp, Inc.(f)                    7,998,655
     1,370,000       Washington Mutual, Inc.(f)         58,512,700
                                                   ---------------
                                                        66,511,355
                                                   ---------------
                     ENERGY (0.7%)
       300,000       Nuevo Energy Company(a)             9,768,000
       736,666       XTO Energy, Inc.                   18,593,450
                                                   ---------------
                                                        28,361,450
                                                   ---------------
                     FINANCIAL (7.1%)
     1,481,000       CIT Group, Inc.                    56,352,050

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
       380,000       Countrywide Financial
                     Corp.(f)                      $    36,442,000
       610,000       Franklin Resources, Inc.           33,964,800
     1,440,000       H&R Block, Inc.(f)                 73,483,200
     1,160,000       MBIA, Inc.(f)                      72,732,000
       164,333       Sovereign Bancorp, Inc.(f)          3,520,013
                                                   ---------------
                                                       276,494,063
                                                   ---------------
                     TELECOMMUNICATIONS (1.3%)
     2,300,000       Avaya, Inc.(a)(f)                  36,524,000
       700,000       Comverse Technology,
                     Inc.(a)(f)                         12,698,000
                                                   ---------------
                                                        49,222,000
                                                   ---------------
                     UTILITIES (1.2%)
     5,600,000       AES Corp.(a)                       47,768,000
                                                   ---------------
                     TOTAL COMMON STOCKS
                     (Cost $1,252,827,676)           1,501,060,470
                                                   ===============

  PRINCIPAL
    AMOUNT                   DESCRIPTION                VALUE
------------------------------------------------------------------
SHORT TERM INVESTMENTS (31.8%)
$   50,000,000       Exxon Mobil Corporation
                     0.840%, 04/01/04                   50,000,000
    19,886,000       General Electric Capital
                     Corp.
                     0.800%, 04/01/04                   19,886,000
    50,000,000       UBS Finance, Inc.
                     0.950%, 04/01/04                   50,000,000
 1,115,163,974       Bank of New York
                     Institutional
                     Cash Reserve Fund(d),
                     current rate 1.120%             1,115,163,974
                                                   ---------------
                     TOTAL SHORT TERM
                     INVESTMENTS
                     (Cost $1,235,049,974)           1,235,049,974
                                                   ===============

TOTAL INVESTMENTS (128.8%)
(Cost $4,511,705,978)                                4,995,031,481
                                                   ===============
LIABILITIES, LESS OTHER ASSETS (-28.8%)             (1,117,629,256)
                                                   ---------------
NET ASSETS (100.0%)                                $ 3,877,402,225
                                                   ===============

               See accompanying Notes to Schedule of Investments.             35

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
CORPORATE BONDS (2.2%)
                   CAPITAL GOODS - INDUSTRIAL (0.5%)
$    850,000       Hutchison Whampoa, Ltd.(b)
                   6.250%, 01/24/14                 $    883,812
                                                    ------------
                   CONSUMER CYCLICAL (0.3%)
     280,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                      553,553
                                                    ------------
                   CONSUMER STAPLES (0.3%)
     470,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                      519,350
                                                    ------------
                   CREDIT CYCLICALS (0.6%)
     460,000 EUR   HeidelbergCement Finance(b)
                   7.375%, 07/15/10                      619,166
     375,000 EUR   Waterford Wedgewood, PLC(b)
                   9.875%, 12/01/10                      461,413
                                                    ------------
                                                       1,080,579
                                                    ------------
                   UTILITIES (0.5%)
   1,000,000       Calpine Corp.
                   8.500%, 05/01/08                      745,000
                                                    ------------
                   TOTAL CORPORATE BONDS
                   (Cost $3,504,819)                   3,782,294
                                                    ============

CONVERTIBLE BONDS (50.5%)
                   BASIC INDUSTRIES (3.3%)
   2,610,000       Anglo American, PLC
                   3.375%, 04/17/07                    3,175,858
     700,000       Freeport-McMoRan Copper & Gold,
                   Inc.
                   7.000%, 02/11/11                    1,132,250
   1,100,000       Lonmin, PLC
                   3.750%, 09/30/08                    1,397,000
                                                    ------------
                                                       5,705,108
                                                    ------------
                   CAPITAL GOODS - INDUSTRIAL (3.6%)
   1,650,000       Brilliance China Automotive
                   Holdings, Ltd.
                   0.000%, 11/28/08                    1,794,375
   1,350,000       General Motors Corp.(c)
                   5.250%, 03/06/32                    1,377,000
     620,000 EUR   Mediobanca International, Ltd.
                   (Ciments Francais)
                   2.000%, 09/18/06                      877,196
                   Tyco International, Ltd.
     950,000       2.750%, 01/15/18                    1,296,750
     760,000       2.750%, 01/15/18(b)                 1,037,400
                                                    ------------
                                                       6,382,721
                                                    ------------
                   CAPITAL GOODS - TECHNOLOGY (11.8%)
   2,000,000       Agilent Technologies, Inc.
                   3.000%, 12/01/21                    2,270,000
     650,000       ASML Holding, NV
                   5.750%, 10/15/06                      806,423
   1,800,000 EUR   BMW Finance, NV
                   1.875%, 12/18/08                    2,534,205
   1,080,000 EUR   Dixons Group, PLC (Wanadoo)
                   1.000%, 07/05/04                    1,632,470

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$  2,300,000       Hon Hai Precision Industry Co.,
                   Ltd.
                   0.000%, 08/08/08                 $  2,541,500
     500,000 EUR   Infineon Technologies, AG
                   5.000%, 06/05/10                      863,302
     520,000       Juniper Networks, Inc.(b)
                   0.000%, 06/15/08                      772,850
     100,000       L-3 Communications Holdings
                   4.000%, 09/15/11                      116,625
     400,000       Micron Technology, Inc.(b)
                   2.500%, 02/01/10                      617,500
     670,000       Red Hat, Inc.(b)
                   0.500%, 01/15/24                      789,763
     700,000 EUR   Siemens, AG
                   1.375%, 06/04/10                    1,032,061
 175,000,000 JPY   Sony Corp.
                   1.400%, 03/31/05                    1,959,677
   2,300,000       STMicroelectronics NV
                   0.000%, 07/05/13                    2,366,125
     150,000       Symantec Corp.(b)
                   3.000%, 11/01/06                      408,750
   1,100,000       Teradyne, Inc.
                   3.750%, 10/15/06                    1,237,500
     518,180 EUR   Wendel Investment (Cap Gemini)
                   2.000%, 06/19/09                      733,099
                                                    ------------
                                                      20,681,850
                                                    ------------
                   CONSUMER CYCLICAL (7.2%)
   1,000,000       Best Buy Company, Inc.
                   2.250%, 01/15/22                    1,095,000
   1,700,000       Carnival Corp.
                   0.000%, 10/24/21                    1,347,250
     950,000 EUR   Continental, AG
                   2.000%, 10/25/04                    1,475,429
     360,000       Gap, Inc.
                   5.750%, 03/15/09                      522,450
   1,325,000 GBP   Hilton Group, PLC
                   3.375%, 10/02/10                    2,602,690
   1,600,000 EUR   Hypo Vereinsbank (Lufthansa)
                   1.500%, 04/04/06                    2,153,032
     500,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                      489,375
   1,560,200 EUR   Publicis Group, SA
                   0.750%, 07/17/08                    2,049,559
                   Royal Caribbean Cruises, Ltd.
     550,000       0.000%, 05/18/21                      393,938
     825,000       0.000%, 02/02/21                      454,781
                                                    ------------
                                                      12,583,504
                                                    ------------
                   CONSUMER GROWTH STAPLES (10.0%)
   1,150,000 EUR   Adidas-Salomon, AG
                   2.500%, 10/08/18                    1,650,870
   1,260,050 AUD   APN News & Media, Ltd.
                   7.250%, 10/31/08                    1,059,353
   1,700,000       Cendant Corp.
                   3.875%, 11/27/11                    1,878,500
     730,000       Citadel Broadcasting Corp.(b)
                   1.875%, 02/15/11                      707,188

 36            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$    935,000       Givaudan, SA
                   1.000%, 06/07/06                 $  1,511,194
                   Health Management Associates,
                   Inc.
   2,200,000       1.500%, 08/01/23                    2,483,250
     180,000       0.000%, 01/28/22(b)                   169,425
     105,000       0.000%, 01/28/22                       98,831
     625,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                      803,125
                   Liberty Media Corp. (Time
                   Warner)
     600,000       0.750%, 03/30/23                      684,000
     500,000       0.750%, 03/30/23(b)                   570,000
     700,000       News Corporation, Ltd.
                   (British SKY Broadcasting)(b)
                   0.7500%, 3/15/23                      779,660
   1,260,000 EUR   Prisa Finance BV
                   1.750%, 12/19/08                    1,807,773
     330,000       QLT, Inc.(b)
                   3.000%, 09/15/23                      550,275
     900,000       Watson Pharmaceuticals, Inc.(b)
                   1.750%, 03/15/23                    1,128,375
 140,000,000 JPY   Yamada Denki Company
                   0.000%, 09/28/07                    1,695,583
                                                    ------------
                                                      17,577,402
                                                    ------------
                   CONSUMER STAPLES (3.7%)
     638,000 EUR   Financiere Agache
                   0.000%, 04/23/04                      893,568
     600,000       Korea Tobacco & Ginseng
                   2.000%, 10/31/06                      879,000
   2,300,000       Nestle Australia, Ltd.
                   3.000%, 05/09/05                    2,656,500
   1,225,000 EUR   Royal Numico, NV
                   3.000%, 07/11/10                    2,086,658
                                                    ------------
                                                       6,515,726
                                                    ------------
                   CREDIT CYCLICALS (1.4%)
   1,650,000 EUR   Bank Austira AG
                   1.250%, 01/15/07                    2,453,498
                                                    ------------
                   ENERGY (2.4%)
   1,125,000 EUR   Mediobanca International, Ltd.
                   2.000%, 06/21/06                    1,413,619
   1,000,000       Nabors Industries, Inc.
                   0.000%, 06/15/23                      970,000
     700,000       Repsol YPF, SA(b)
                   4.500%, 01/26/11                      789,250
     930,000       Schlumberger, NV
                   2.125%, 06/01/23                    1,010,213
                                                    ------------
                                                       4,183,082
                                                    ------------
                   FINANCIAL (3.0%)
   1,850,000       American Financial Group, Inc.
                   1.486%, 06/02/33                      804,750
     850,000       Host Marriott Corp.(b)
                   3.250%, 03/15/24                      858,500

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$  3,300,000       Morgan Stanley
                   0.250%, 04/01/09                 $  3,304,290
     375,000       Travelers Property Casualty
                   Corp.(c)
                   0.000%, 04/15/32                      373,350
                                                    ------------
                                                       5,340,890
                                                    ------------
                   TELECOMMUNICATIONS (2.9%)
     320,000 GBP   BAE Systems, PLC
                   3.750%, 07/21/06                      630,397
   2,250,000 EUR   Kredit Wiederauf (Deutsche
                   Telecom)
                   0.750%, 08/08/08                    2,890,833
     900,000       Nextel Communications, Inc.
                   6.000%, 06/01/11                    1,000,125
     350,000       UTStarcom, Inc.(b)
                   0.875%, 03/01/08                      493,063
                                                    ------------
                                                       5,014,418
                                                    ------------
                   TRANSPORTATION (1.2%)
   1,600,000 EUR   Kredit Wiederauf (Deutsche Post
                   AG)
                   0.875%, 01/08/07                    2,100,728
                                                    ------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $84,079,418)                 88,538,927
                                                    ============

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (5.3%)
                   BASIC INDUSTRIES (0.4%)
       4,000       Phelps Dodge Corp.
                   6.750%                                707,000
                                                    ------------
                   CAPITAL GOODS - INDUSTRIAL (1.2%)
      40,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              2,122,000
                                                    ------------
                   CAPITAL GOODS - TECHNOLOGY (1.3%)
      34,000       Motorola, Inc.
                   7.000%                              1,651,040
      10,700       Raytheon Company
                   8.250%                                545,165
                                                    ------------
                                                       2,196,205
                                                    ------------
                   CONSUMER GROWTH STAPLES (0.5%)
       8,500       Anthem, Inc.
                   6.000%                                892,925
                                                    ------------
                   CREDIT CYCLICALS (0.6%)
       5,400       New York Community Capital
                   Trust V
                   6.000%                                480,600
       9,550       Washington Mutual, Inc.
                   5.375%                                565,933
                                                    ------------
                                                       1,046,533
                                                    ------------

               See accompanying Notes to Schedule of Investments.             37

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
                   ENERGY (0.6%)
      34,000       Valero Energy Corp.
                   2.000%                           $  1,054,000
                                                    ------------
                   FINANCIAL (0.3%)
       3,000       IndyMac Bancorp, Inc.
                   6.000%                                191,310
       6,000       Reinsurance Group of America,
                   Inc.
                   5.750%                                355,500
                                                    ------------
                                                         546,810
                                                    ------------
                   TELECOMMUNICATIONS (0.2%)
       7,500       Alltel Corp.
                   7.750%                                380,400
                                                    ------------
                   UTILITIES (0.2%)
       9,900       CenterPoint Energy, Inc. (Time
                   Warner)
                   2.000%                                332,432
                                                    ------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $7,577,925)                   9,278,305
                                                    ============
COMMON STOCKS (37.6%)
                   CAPITAL GOODS - INDUSTRIAL (2.7%)
     151,400 SEK   Getinge Acquisition Corp.           1,626,165
      38,000 JPY   Honda Motor Company, Ltd.           1,753,256
      30,100 DKK   Ostasiatiske Kompagni               1,316,634
                                                    ------------
                                                       4,696,055
                                                    ------------
                   CAPITAL GOODS - TECHNOLOGY (8.5%)
      70,000       ATI Technologies, Inc.(a)           1,141,000
      48,500 DKK   Bang & Olufsen                      2,569,802
      75,800 CAD   Cinram International, Inc.          1,509,944
      65,000       Cisco Systems, Inc.(a)              1,528,800
      69,000 GBP   Computacenter, PLC                    537,681
      18,000       Cypress Semiconductor Corp.(a)        368,460
      90,000       EMC Corp.(a)                        1,224,900
      83,000 EUR   Indra Sistemas, SA                  1,083,226
     108,000 EUR   Nokia Corp.                         2,213,789
      14,000 EUR   Siemens, AG                         1,033,996
      51,500 EUR   T-Online International, AG(a)         608,201
     101,100 EUR   Wanadoo(a)                          1,061,025
                                                    ------------
                                                      14,880,824
                                                    ------------
                   CONSUMER CYCLICAL (3.6%)
     123,000 EUR   Bulgari, SpA(a)                     1,123,079
      55,000       China Yuchai International,
                   Ltd.                                1,100,550
      11,900 EUR   Continental, AG                       469,427
      98,500 GBP   Next, PLC                           2,588,704
       4,600 EUR   Puma, AG                            1,011,876
                                                    ------------
                                                       6,293,636
                                                    ------------
                   CONSUMER GROWTH STAPLES (13.5%)
       3,500 EUR   Adidas-Salomon, AG                    405,598
      20,300 EUR   Altana, AG                          1,261,802

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
      49,000       Cendant Corp.                    $  1,195,110
     151,600 GBP   Galen Holdings, PLC                 2,299,992
       2,500 CHF   Givaudan, SA                        1,276,789
     175,000 GBP   Johnston Press, PLC                 1,685,309
      75,000 JPY   KAO Corp.                           1,715,769
      18,000 JPY   Nintendo Company, Ltd.              1,818,426
      87,700 CHF   Phonak Holding, AG                  2,111,418
      85,600 NOK   Schibsted ASA                       1,558,438
      13,400 CHF   Straumann Holding, AG               2,316,454
      47,400 CHF   Swatch Group, AG                    1,240,328
      39,000 JPY   Takeda Chemical Industries          1,739,415
       1,400       Washington Post Company             1,238,174
      25,100       Zimmer Holdings, Inc.(a)            1,851,878
                                                    ------------
                                                      23,714,900
                                                    ------------
                   CONSUMER STAPLES (3.3%)
       6,500 CHF   Barry Callebaut, AG                 1,508,466
     212,000 GBP   Enterprise Inns, PLC                2,382,552
      50,000 JPY   Seven-Eleven Japan Company,
                   Ltd.                                1,826,308
                                                    ------------
                                                       5,717,326
                                                    ------------
                   CREDIT CYCLICALS (0.6%)
      27,500       Washington Mutual, Inc.             1,174,526
                                                    ------------
                   ENERGY (3.2%)
      12,500 EUR   OMV, AG                             2,365,632
      34,000       PetroChina Company, Ltd.            1,737,400
      55,000       PetroKazakhstan, Inc.(a)            1,549,350
                                                    ------------
                                                       5,652,382
                                                    ------------
                   FINANCIAL (1.1%)
      32,000       MBIA, Inc.                          2,006,400
                                                    ------------
                   UTILITIES (1.1%)
     220,000       AES Corp.(a)                        1,876,600
                                                    ------------
                   TOTAL COMMON STOCKS
                   (Cost $55,608,707)                 66,012,649
                                                    ============

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
SHORT TERM INVESTMENTS (3.8%)
$  6,751,000       General Electric Capital Corp.
                   0.800%, 4/01/04                     6,751,000
                                                    ------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $6,751,000)                   6,751,000
                                                    ============
TOTAL INVESTMENTS (99.4%)
(Cost $157,521,869)                                  174,363,175
                                                    ============
OTHER ASSETS, LESS LIABILITIES (0.6%)                  1,021,052
                                                    ------------
NET ASSETS (100.00%)                                $175,384,227
                                                    ============

 38            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CORPORATE BONDS (73.2%)
                  BASIC INDUSTRIES (10.7%)
$ 1,500,000       Boise Cascade Corp.(f)
                  7.000%, 11/01/13                  $  1,611,749
    850,000       Buckeye Technologies, Inc.
                  8.500%, 10/01/13                       918,000
     20,000       Domtar, Inc.
                  8.750%, 08/01/06                        22,744
  3,000,000       Equistar Chemicals, LP(f)
                  10.625%, 05/01/11                    3,247,500
    250,000       FMC Corp.
                  10.250%, 11/01/09                      295,000
  1,500,000       Freeport-McMoRan Copper & Gold,
                  Inc.(f)
                  10.125%, 02/01/10                    1,710,000
  2,050,000       Georgia-Pacific Corp.(f)
                  8.125%, 05/15/11                     2,337,000
  1,250,000       Ispat International NV(b)(f)
                  9.750%, 04/01/14                     1,306,250
  1,550,000       Jarden Corp.
                  9.750%, 05/01/12                     1,728,250
  1,000,000       Mail-Well, Inc.(b)(f)
                  7.875%, 12/01/13                       950,000
  2,000,000       Mobile Mini, Inc.(f)
                  9.500%, 07/01/13                     2,190,000
  2,400,000       Polyone Corp.(f)
                  10.625%, 05/15/10                    2,466,000
  1,200,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                     1,254,000
                  Union Carbide Corp.(f)
    250,000       7.875%, 04/01/23                       242,500
    250,000       7.500%, 06/01/25                       233,750
    250,000       6.700%, 04/01/09                       255,000
                                                    ------------
                                                      20,767,743
                                                    ------------
                  CAPITAL GOODS - INDUSTRIAL (6.6%)
  3,000,000       CNH Global, NV, Inc.(b)(f)
                  9.250%, 08/01/11                     3,405,000
                  General Motors Corp.(f)
    600,000       8.250%, 07/15/23                       671,417
    200,000       7.125%, 07/15/13                       218,859
  1,150,000       Hutchison Whampoa, Ltd.(b)
                  6.250%, 01/24/14                     1,195,745
    350,000       Imco Recycling, Inc.
                  10.375%, 10/15/10                      376,250
  2,000,000       JLG Industries, Inc.
                  8.250%, 05/01/08                     2,210,000
  2,000,000       Navistar International Corp.(f)
                  8.000%, 02/01/08                     2,065,000
  2,500,000       Terex Corp.(b)
                  7.375%, 01/15/14                     2,693,750
                                                    ------------
                                                      12,836,021
                                                    ------------

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  CAPITAL GOODS - TECHNOLOGY (6.0%)
$ 2,000,000       Avnet, Inc.
                  9.750%, 02/15/08                  $  2,340,000
  1,200,000 EUR   Legrand, SA
                  11.000%, 02/15/13                    1,773,302
    600,000       Monitronics International,
                  Inc.(b)
                  11.750%, 09/01/10                      639,000
    200,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                       220,500
  1,850,000       Rayovac Corp.
                  8.500%, 10/01/13                     2,002,625
    900,000       Sanmina-Sci Corp.(f)
                  10.375%, 01/15/10                    1,066,500
    780,000       Stoneridge, Inc.
                  11.500%, 05/01/12                      934,050
  2,500,000       Xerox Corp.(f)
                  7.625%, 06/15/13                     2,675,000
                                                    ------------
                                                      11,650,977
                                                    ------------
                  CONSUMER CYCLICAL (11.3%)
    500,000       Alimentation Couche-Tard,
                  Inc.(b)
                  7.500%, 12/15/13                       537,500
  1,000,000       AMR Corp.(b)
                  7.250%, 02/05/09                       985,000
    320,000       Aztar Corp.
                  8.875%, 05/15/07                       332,800
  2,000,000       Central Garden & Pet Company
                  9.125%, 02/01/13                     2,245,000
  1,500,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                     2,965,463
    350,000       Fedders Corp.(b)
                  9.875%, 03/01/14                       341,688
    500,000       Gap, Inc.(f)
                  10.550%, 12/15/08                      622,500
    500,000       Hilton Hotels Corp.(f)
                  7.625%, 12/01/12                       576,875
    750,000       Intrawest Corp.
                  10.500%, 02/01/10                      825,938
    640,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                       726,400
  1,800,000       La Quinta Corp.
                  8.875%, 03/15/11                     2,043,000
  2,500,000       Oxford Industries, Inc.(b)
                  8.875%, 06/01/11                     2,700,000
    250,000       Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                       270,625
    150,000       RH Donnelley Financial Corp.(b)
                  10.875%, 12/15/12                      179,625
  1,215,000       Royal Caribbean Cruises, Ltd.(f)
                  8.750%, 02/02/11                     1,427,625
    300,000       Russell Corp.
                  9.250%, 05/01/10                       320,250
    875,000       Saks, Inc.(f)
                  8.250%, 11/15/08                       988,750
    875,000       Toys "R" Us, Inc.(f)
                  7.625%, 08/01/11                       918,750

               See accompanying Notes to Schedule of Investments.             39

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 2,000,000       United Rentals, Inc.(b)(f)
                  7.000%, 02/15/14                  $  1,890,000
  1,200,000       Vail Resorts, Inc.(b)
                  6.750%, 02/15/14                     1,209,000
                                                    ------------
                                                      22,106,789
                                                    ------------
                  CONSUMER GROWTH STAPLES (10.6%)
  2,250,000       Alpharma, Inc.(b)(f)
                  8.625%, 05/01/11                     2,373,750
    500,000       American Greetings Corp.(f)
                  11.750%, 07/15/08                      587,500
  1,700,000       Ameripath, Inc.(f)
                  10.500%, 04/01/13                    1,742,500
  2,000,000       Ardent Health Services, Inc.
                  10.000%, 08/15/13                    2,230,000
    280,000       Avis Group Holdings, Inc.
                  11.000%, 05/01/09                      295,969
  1,260,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                     1,333,561
  1,000,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                     1,110,000
  1,000,000       CanWest Media, Inc.
                  7.625%, 04/15/13                     1,095,000
    850,000       Charter Communications, Inc.
                  9.625%, 11/15/09                       722,500
  1,100,000       Chattem, Inc.(b)
                  7.000%, 03/01/14                     1,105,500
    500,000       DirecTV Financing Company, Inc.
                  8.375%, 03/15/13                       572,500
  1,000,000       Hasbro, Inc.
                  6.600%, 07/15/28                     1,032,500
    500,000       Houghton Mifflin Company(f)
                  9.875%, 02/01/13                       518,750
    900,000       Mariner Health Care, Inc.(b)(f)
                  8.250%, 12/15/13                       920,250
    278,000       PacifiCare Health Systems, Inc.
                  10.750%, 06/01/09                      328,040
    900,000       Playtex Products, Inc.(b)(f)
                  8.000%, 03/01/11                       940,500
    900,000       Quintiles Transitional Corp.(b)
                  10.000%, 10/01/13                      940,500
  1,800,000       Spanish Broadcasting System,
                  Inc.
                  9.625%, 11/01/09                     1,914,750
    900,000       WH Intermediate Holdings,
                  Ltd.(b)
                  9.500%, 04/01/11                       945,000
                                                    ------------
                                                      20,709,070
                                                    ------------
                  CONSUMER STAPLES (5.5%)
  1,000,000       Del Monte Foods Company
                  8.625%, 12/15/12                     1,130,000
  2,000,000       Dimon, Inc.
                  7.750%, 06/01/13                     2,000,000
                  Dole Food Company, Inc.
  1,400,000       8.875%, 03/15/11                     1,533,000
  1,000,000       7.250%, 06/15/10(f)                  1,035,000
    900,000       Pinnacle Foods Holding(b)
                  8.250%, 12/01/13                       960,750

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 1,000,000 EUR   Remy Cointreau(b)
                  6.500%, 07/01/10                  $  1,286,069
  2,500,000       Smithfield Foods, Inc.(f)
                  7.750%, 05/15/13                     2,762,500
                                                    ------------
                                                      10,707,319
                                                    ------------
                  CREDIT CYCLICALS (4.4%)
  1,200,000 EUR   HeidelbergCement Finance(b)
                  7.375%, 07/15/10                     1,615,215
    875,000       Hovnanian Enterprises, Inc.(f)
                  7.750%, 05/15/13                       958,125
    400,000       KB Home
                  9.500%, 02/15/11                       456,000
    200,000       Standard Pacific Corp.
                  9.500%, 09/15/10                       224,500
  2,200,000       Texas Industries, Inc.(f)
                  10.250%, 06/15/11                    2,519,000
  1,000,000       U. S. Concrete, Inc.(b)
                  8.375%, 04/01/14                     1,025,000
    725,000 EUR   Waterford Wedgewood, PLC(b)
                  9.875%, 12/01/10                       892,066
    900,000       WCI Communities, Inc.
                  7.875%, 10/01/13                       967,500
                                                    ------------
                                                       8,657,406
                                                    ------------
                  ENERGY (7.0%)
  1,000,000       Chesapeake Energy Corp.(b)(f)
                  6.875%, 01/15/16                     1,055,000
    500,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                       512,500
    400,000       Giant Industries, Inc.(f)
                  11.000%, 05/15/12                      451,000
                  KCS Energy, Inc.
  1,800,000       7.125%, 04/01/12(b)                  1,818,000
  1,000,000       8.875%, 01/15/06                     1,035,000
  1,725,000       Paramount Resources, Ltd.
                  7.875%, 11/01/10                     1,742,250
  1,700,000       Petrobras International Finance
                  Company
                  8.375%, 12/10/18                     1,717,000
                  Premcor, Inc.
  1,000,000       7.500%, 06/15/15                     1,105,000
    600,000       9.500%, 02/01/13                       702,000
                  Swift Energy Company
    800,000       10.250%, 08/01/09                      860,000
    500,000       9.375%, 05/01/12                       560,000
  1,250,000       Tesoro Petroleum Corp.
                  8.000%, 04/15/08                     1,365,624
    250,000       Western Gas Resources, Inc.
                  10.000%, 06/15/09                      265,000
    400,000       Williams Companies, Inc.
                  8.625%, 06/01/10                       442,000
                                                    ------------
                                                      13,630,374
                                                    ------------
                  FINANCIAL (4.7%)
                  Host Marriott Corp.
  1,000,000       7.125%, 11/01/13(f)                  1,042,500
    300,000       9.500%, 01/15/07                       337,500
  2,500,000       Leucadia National Corp.
                  7.000%, 08/15/13                     2,600,000

 40            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 2,500,000       LNR Property Corp.
                  7.625%, 07/15/13                  $  2,662,500
    300,000       Omega Healthcare Investors,
                  Inc.(b)
                  7.000%, 04/01/14                       309,000
  2,000,000       Senior Housing Properties Trust
                  7.875%, 04/15/15                     2,170,000
                                                    ------------
                                                       9,121,500
                                                    ------------
                  TELECOMMUNICATIONS (1.7%)
    657,000       Avaya, Inc.(f)
                  11.125%, 04/01/09                      786,757
    800,000       General Cable Corp.(b)
                  9.500%, 11/15/10                       884,000
  1,000,000       Lucent Technologies, Inc.(f)
                  7.250%, 07/15/06                     1,052,500
    500,000       Nextel Communications, Inc.(f)
                  9.375%, 11/15/09                       546,250
                                                    ------------
                                                       3,269,507
                                                    ------------
                  TRANSPORTATION (3.1%)
  2,200,000       GATX Corp.(f)
                  8.875%, 06/01/09                     2,573,337
  2,500,000       General Maritime Corp.
                  10.000%, 03/15/13                    2,812,500
    600,000       Laidlaw Global Securities,
                  Inc.(b)
                  10.750%, 06/15/11                      675,000
                                                    ------------
                                                       6,060,837
                                                    ------------
                  UTILITIES (1.6%)
                  Calpine Corp.(f)
  3,340,000       7.750%, 04/15/09                     2,388,100
  1,000,000       8.500%, 05/01/08                       745,000
                                                    ------------
                                                       3,133,100
                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $131,793,688)                142,650,643
                                                    ============

CONVERTIBLE BONDS (11.1%)
                  CAPITAL GOODS - INDUSTRIAL (1.4%)
    765,000       Standard Motor Products, Inc.
                  6.750%, 07/15/09                       756,394
  1,500,000       Tyco International, Ltd.(f)
                  2.750%, 01/15/18                     2,047,500
                                                    ------------
                                                       2,803,894
                                                    ------------
                  CAPITAL GOODS - TECHNOLOGY (5.7%)
  1,145,000       Advanced Energy Industries, Inc.
                  5.250%, 11/15/06                     1,153,588
  1,700,000       Agilent Technologies, Inc.(f)
                  3.000%, 12/01/21                     1,929,500
  2,000,000       Amkor Technology, Inc.
                  5.750%, 06/01/06                     2,002,500
    400,000       ASML Holding, NV
                  5.750%, 10/15/06                       496,260
     88,000       Checkpoint System, Inc.
                  5.250%, 11/01/05                        91,630
  1,400,000       Kulicke and Soffa Industries,
                  Inc.
                  5.250%, 08/15/06                     1,429,750

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 1,500,000       Mentor Graphics Corp.(f)
                  6.875%, 06/15/07                  $  1,693,125
    515,000       Richardson Electronics, Ltd.
                  8.250%, 06/15/06                       501,481
  1,600,000       Teradyne, Inc.(f)
                  3.750%, 10/15/06                     1,800,000
                                                    ------------
                                                      11,097,834
                                                    ------------
                  CONSUMER GROWTH STAPLES (1.8%)
    860,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                       908,375
  1,300,000       Quanta Services, Inc.(f)
                  4.000%, 07/01/07                     1,233,375
    575,000       Service Corp.(f)
                  6.750%, 06/22/08                       659,813
    700,000       Skechers U.S.A., Inc.
                  4.500%, 04/15/07                       650,125
                                                    ------------
                                                       3,451,688
                                                    ------------
                  FINANCIAL (0.8%)
  1,560,000       NCO Group, Inc.
                  4.750%, 04/15/06                     1,643,850
                                                    ------------
                  TELECOMMUNICATIONS (1.4%)
    850,000       Corning, Inc.
                  4.875%, 03/01/08                       868,063
    400,000       Liberty Media Corp. (Sprint PCS
                  Group)(f)
                  3.750%, 02/15/30                       281,000
                  Lucent Technologies, Inc.(f)
  1,125,000       8.000%, 08/01/31                     1,351,406
    150,000       8.000%, 08/01/31(b)                    180,188
                                                    ------------
                                                       2,680,657
                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $19,409,285)                  21,677,923
                                                    ============

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (9.6%)
                  CAPITAL GOODS - INDUSTRIAL (4.5%)
     44,000       Cummins, Inc.(f)
                  7.000%                               3,063,500
    105,500       Ford Motor Company Capital Trust
                  II
                  6.500%                               5,596,775
                                                    ------------
                                                       8,660,275
                                                    ------------
                  CONSUMER CYCLICAL (0.9%)
     32,000       Interpublic Group of Companies,
                  Inc.
                  5.375%                               1,834,560
                                                    ------------
                  CONSUMER GROWTH STAPLES (1.0%)
     38,000       Cendant Corp.
                  7.750%                               1,979,040
                                                    ------------
                  FINANCIAL (0.8%)
     40,000       National Australia Bank, Ltd.
                  7.875%                               1,572,000
                                                    ------------
                  TELECOMMUNICATIONS (1.4%)
     55,000       Alltel Corp.
                  7.750%                               2,789,600
                                                    ------------

               See accompanying Notes to Schedule of Investments.             41

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
                  UTILITIES (1.0%)
     50,000       TXU Corp.(f)
                  8.125%                            $  1,897,500
                                                    ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $16,666,761)                  18,732,975
                                                    ============
PREFERRED STOCK (0.9%)
                  BASIC INDUSTRIES (0.4%)
     35,000       Agrium, Inc.
                  8.000%                                 880,600
                                                    ------------
                  CONSUMER CYCLICAL (0.5%)
     35,000       Tommy Hilfiger Corp.
                  9.000%                                 932,050
                                                    ------------
                  TOTAL PREFERRED STOCKS
                  (Cost $1,810,532)                    1,812,650
                                                    ============
 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
SHORT TERM INVESTMENTS (30.8%)
$ 8,639,000       General Electric Capital Corp.
                  0.800%, 04/01/04                  $  8,639,000
 51,453,954       Bank of New York Institutional
                  Cash Reserve Fund(d)
                  current rate 1.120%                 51,453,954
                                                    ------------
                  TOTAL SHORT TERM INVESTMENTS
                  (Cost $60,092,954)                  60,092,954
                                                    ============
TOTAL INVESTMENTS (125.6%)
(Cost $229,773,220)                                  244,967,145
                                                    ============
LIABILITIES, LESS OTHER ASSETS (-25.6%)              (50,006,900)
                                                    ------------
NET ASSETS (100.0%)                                 $194,960,245
                                                    ============

 42            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (62.5%)
                   BASIC INDUSTRIES (2.3%)
$ 18,000,000       Anglo American PLC
                   3.375%, 04/17/07                $   21,902,472
   7,000,000       Freeport-McMoRan
                   Copper & Gold, Inc.(f)
                   7.000%, 02/11/11                    11,322,500
                                                   --------------
                                                       33,224,972
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (8.4%)
   3,200,000       Briggs & Stratton Corp.(b)
                   5.000%, 05/15/06                     4,376,000
                   General Motors Corp.(c)
  18,750,000       5.250%, 03/06/32(f)                 19,125,000
  10,525,000       6.250%, 07/15/33                    12,886,810
                   Kaydon Corp.
   6,825,000       4.000%, 05/23/23(b)                  7,908,469
   2,115,000       4.000%, 05/23/23                     2,450,756
                   Tyco International, Ltd.(b)
  27,500,000       3.125%, 01/15/23                    40,321,875
  24,000,000       2.750%, 01/15/18(f)                 32,760,000
                                                   --------------
                                                      119,828,910
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (8.1%)
  26,600,000       Agilent Technologies, Inc.(f)
                   3.000%, 12/01/21                    30,191,000
   7,400,000       Fair Isaac Corp.(b)
                   1.500%, 08/15/23                     8,093,750
                   GTECH Holdings Corp.
   5,000,000       1.750%, 12/15/21(b)                 10,862,500
   2,000,000       1.750%, 12/15/21(f)                  4,345,000
  10,000,000       Juniper Networks, Inc.(b)(f)
                   0.000%, 06/15/08                    14,862,500
   2,000,000       Liberty Media Corp.(f)
                   3.500%, 01/15/31                     1,837,500
   9,500,000       L-3 Communications Holdings(f)
                   4.000%, 09/15/11                    11,079,375
  11,000,000       Micron Technology, Inc.(f)
                   2.500%, 02/01/10                    16,981,250
                   Symantec Corp.
   3,500,000       3.000%, 11/01/06                     9,537,500
   2,995,000       3.000%, 11/01/06(b)                  8,161,375
                                                   --------------
                                                      115,951,750
                                                   --------------
                   CONSUMER CYCLICAL (11.4%)
   2,500,000       Alaska Air Group, Inc.(b)(f)
                   3.610%, 03/21/23                     2,931,250
  18,500,000       Carnival Corp.(f)
                   0.000%, 10/24/21                    14,661,250
   4,000,000       Church & Dwight Co., Inc.(b)
                   5.250%, 08/15/33                     4,910,000
                   Gap, Inc.
   9,500,000       5.750%, 03/15/09(b)                 13,786,875
   2,000,000       5.750%, 03/15/09(f)                  2,902,500
   3,000,000       Grey Global Group, Inc.(b)
                   5.000%, 10/15/33                     3,191,250
   6,700,000       Ikon Office Solutions, Inc.(b)
                   5.000%, 05/01/07                     7,336,500
  37,000,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                    36,213,750

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$ 14,600,000       Lear Corp.(b)
                   0.000%, 02/20/22                $    7,847,500
                   Royal Caribbean Cruises, Ltd.
  41,000,000       0.000%, 02/02/21(f)                 22,601,250
   6,500,000       0.000%, 05/18/21                     4,655,625
  13,800,000       Saks, Inc.(b)(f)
                   2.000%, 03/15/24                    14,679,750
  25,000,000       Walt Disney Company(f)
                   2.125%, 04/15/23                    27,750,000
                                                   --------------
                                                      163,467,500
                                                   --------------
                   CONSUMER GROWTH STAPLES (15.0%)
   7,500,000       Bowne & Co., Inc.(b)
                   5.000%, 10/01/33                     8,840,625
  15,500,000       Cendant Corp.(f)
                   3.875%, 11/27/11                    17,127,500
   7,450,000       Citadel Broadcasting
                   Corp.(b)(f)
                   1.875%, 02/15/11                     7,217,187
  11,100,000       Cracker Barrel Old Country
                   Store, Inc.(b)
                   0.000%, 04/03/32                     5,591,625
  11,000,000       Givaudan, SA
                   1.000%, 06/07/06                    17,778,750
   7,000,000       Hasbro, Inc.(b)
                   2.750%, 12/01/21                     8,365,000
                   Health Management Associates,
                   Inc.
  14,000,000       1.500%, 08/01/23(f)                 15,802,500
   8,775,000       0.000%, 01/28/22(b)                  8,259,469
   5,200,000       0.000%, 01/28/22(f)                  4,894,500
  18,300,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                    23,515,500
  17,720,000       Liberty Media Corp.
                   (Time Warner)(b)
                   0.750%, 03/30/23                    20,200,800
  11,000,000       Liberty Media Corp.
                   (Viacom, Inc.)(f)
                   3.250%, 03/15/31                    10,573,750
  11,500,000       News Corporation, Ltd.
                   (British SKY Broadcasting)(b)
                   0.750%, 03/15/23                    12,808,700
   3,155,000       Quanta Services, Inc.(b)(f)
                   4.500%, 10/01/23                     3,407,400
   5,300,000       Reebok International, Ltd.(b)
                   4.250%, 03/01/21                     5,657,750
                   Teva Pharmaceutical
                   Industries, Ltd.(f)
   9,000,000       0.500%, 02/01/24                     9,371,250
   6,500,000       0.250%, 02/01/24                     6,849,375
  23,000,000       Watson Pharmaceuticals,
                   Inc.(b)
                   1.750%, 03/15/23                    28,836,250
                                                   --------------
                                                      215,097,931
                                                   --------------
                   CONSUMER STAPLES (1.8%)
   5,250,000       Bunge, Ltd.(b)
                   3.750%, 11/15/22                     7,225,312
  27,000,000       General Mills, Inc.(b)
                   0.000%, 10/28/22                    19,271,250
                                                   --------------
                                                       26,496,562
                                                   --------------

               See accompanying Notes to Schedule of Investments.             43

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   ENERGY (3.7%)
$  6,300,000       Halliburton Company,
                   Inc.(b)(f)
                   3.125%, 07/15/23                $    7,103,250
  16,000,000       Nabors Industries, Inc.
                   0.000%, 06/15/23                    15,520,000
  15,000,000       Schlumberger, N.V.(f)
                   2.125%, 06/01/23                    16,293,750
  13,000,000       Veritas DGC, Inc.(b)
                   0.370%, 03/15/24                    14,651,000
                                                   --------------
                                                       53,568,000
                                                   --------------
                   FINANCIAL (8.0%)
  10,000,000       American Financial Group,
                   Inc.(f)
                   1.486%, 06/02/33                     4,350,000
   8,700,000       Americredit Corp.(b)(f)
                   1.750%, 11/15/23                    10,015,875
  23,000,000       Franklin Resources, Inc.(f)
                   0.000%, 05/11/31                    14,978,750
  14,800,000       Host Marriott Corp.(b)(f)
                   3.250%, 03/15/24                    14,948,000
  28,600,000       Morgan Stanley
                   0.250%, 04/01/09                    28,637,180
  11,570,000       Providian Financial Corp.(f)
                   4.000%, 05/15/08                    13,840,613
  13,300,000       Select Insurance Group(b)
                   1.616%, 09/24/32                     6,849,500
  20,750,000       Travelers Property Casualty
                   Corp.(c)
                   4.500%, 04/15/32                    20,658,700
                                                   --------------
                                                      114,278,618
                                                   --------------
                   TELECOMMUNICATIONS (3.6%)
  13,500,000       Andrew Corp.(b)
                   3.250%, 08/15/13                    21,060,000
   6,400,000       Harris Corp.(b)
                   3.500%, 08/15/22                     8,224,000
   5,250,000 EUR   Kredit Wiederauf
                   0.750%, 08/08/08                     6,745,277
  10,800,000       UTStarcom, Inc.(b)
                   0.875%, 03/01/08                    15,214,500
                                                   --------------
                                                       51,243,777
                                                   --------------
                   UTILITIES (0.2%)
   2,000,000       CenterPoint Energy, Inc.(b)
                   3.750%, 05/15/23                     2,307,500
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $759,108,858)                895,465,520
                                                   ==============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (20.6%)
                   BASIC INDUSTRIES (0.5%)
      44,000       Phelps Dodge Corp.
                   6.75%                                7,777,000
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (3.7%)
     992,000       Ford Motor Company Capital
                   Trust II
                   6.50%                               52,625,600
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   CAPITAL GOODS - TECHNOLOGY (2.9%)
     335,000       Motorola, Inc.(f)
                   7.00%                           $   16,267,600
     185,000       Xerox Corp.
                   6.25%                               24,836,250
                                                   --------------
                                                       41,103,850
                                                   --------------
                   CONSUMER CYCLICAL (0.4%)
     100,600       Interpublic Group of
                   Companies, Inc.
                   5.38%                                5,767,398
                                                   --------------
                   CONSUMER GROWTH STAPLES (3.4%)
      87,000       Anthem, Inc.
                   6.00%                                9,139,350
     525,000       Baxter International, Inc.(f)
                   7.00%                               28,350,000
     225,000       Cendant Corp.(f)
                   7.75%                               11,718,000
                                                   --------------
                                                       49,207,350
                                                   --------------
                   CREDIT CYCLICAL (2.9%)
     170,000       New York Community Capital
                   Trust V
                   6.00%                               15,130,000
     440,930       Washington Mutual, Inc.
                   5.38%                               26,129,512
                                                   --------------
                                                       41,259,512
                                                   --------------
                   ENERGY (1.2%)
     270,000       Amerada Hess Corp.
                   7.00%                               17,145,000
                                                   --------------
                   FINANCIAL (5.0%)
     520,000       Chubb Corp.
                   7.00%                               15,069,600
     141,700       Commerce Capital Trust II(b)
                   5.95%                                9,901,288
     365,000       National Australia Bank, Ltd.
                   7.88%                               14,344,500
     170,000       Prudential Financial, Inc.
                   6.75%                               11,708,750
     127,000       Reinsurance Group of America,
                   Inc.
                   5.75%                                7,524,750
      52,200       State Street Corp.
                   6.75%                               12,893,400
                                                   --------------
                                                       71,442,288
                                                   --------------
                   UTILITIES (0.6%)
     247,180       CenterPoint Energy, Inc.
                   (Time Warner)
                   2.00%                                8,300,057
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $234,538,002)                294,628,055
                                                   ==============

COMMON STOCKS (16.7%)
                   CAPITAL GOODS - TECHNOLOGY (2.0%)
     600,000       Cisco Systems, Inc.(a)              14,112,000
     250,000       Electronic Arts, Inc.(a)(f)         13,490,000
                                                   --------------
                                                       27,602,000
                                                   --------------

 44            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   CONSUMER CYCLICAL (4.3%)
     350,000       Boeing Company                  $   14,374,500
     624,000       International Game
                   Technology(f)                       28,055,040
     770,000       Walt Disney Company                 19,242,300
                                                   --------------
                                                       61,671,840
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.4%)
     150,000       Bausch & Lomb, Inc.(f)               8,995,500
     564,000       McDonald's Corp.                    16,113,480
     318,000       Neiman Marcus Group, Inc.(f)        17,152,920
      24,000       Washington Post Company             21,225,840
                                                   --------------
                                                       63,487,740
                                                   --------------
                   CONSUMER STAPLES (1.1%)
     900,000       Tyson Foods, Inc.(f)                16,245,000
                                                   --------------
                   CREDIT CYCLICALS (1.5%)
     514,000       Washington Mutual, Inc.(f)          21,952,940
                                                   --------------
                   FINANCIAL (3.4%)
     380,000       CIT Group, Inc.                     14,459,000
     182,000       Countrywide Financial Corp.(f)      17,453,800
     300,000       Franklin Resources, Inc.            16,704,000
                                                   --------------
                                                       48,616,800
                                                   --------------
                   TOTAL COMMON STOCKS
                   (Cost $179,221,834)                239,576,320
                                                   ==============

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (20.1%)
$ 13,666,000       General Electric Capital Corp.
                   0.800%, 04/01/04                $   13,666,000
 274,876,519       Bank of New York Institutional
                   Cash Reserve Fund(d),
                   current rate 1.120%                274,876,519
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $288,542,519)                288,542,519
                                                   ==============

TOTAL INVESTMENTS (119.9%)
(Cost $1,461,411,213)                               1,718,212,414
                                                   ==============

LIABILITIES, LESS OTHER ASSETS (-19.9%)              (285,667,504)
                                                   --------------
NET ASSETS (100.0%)                                $1,432,544,910
                                                   ==============

               See accompanying Notes to Schedule of Investments.             45

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (51.6%)
              BASIC INDUSTRIES (0.5%)
$ 3,200,000   Coeur D'Alene Mines Corp.
              1.250%, 01/15/24                     $  3,632,000
                                                   ------------
              CAPITAL GOODS -- INDUSTRIAL (4.9%)
 12,000,000   Actuant Corp.(b)(e)
              2.000%, 11/15/23                       14,760,000
 11,025,000   Navistar International Corp.(b)
              4.750%, 04/01/09                       11,838,094
  6,000,000   Wilson Greatbatch Technologies,
              Inc.(b)
              2.250%, 06/15/13                        6,900,000
                                                   ------------
                                                     33,498,094
                                                   ------------
              CAPITAL GOODS -- TECHNOLOGY (12.9%)
  5,000,000   Adaptec, Inc.(b)
              0.750%, 12/22/23                        5,243,750
  6,600,000   Alliant Techsystems, Inc.(b)
              2.750%, 02/15/24                        6,732,000
  1,500,000   Bell Microproducts, Inc.(b)
              3.750%, 03/05/24                        1,464,375
 13,000,000   Ciber, Inc.(b)
              2.875%, 12/15/23                       14,527,500
  7,000,000   Concord Communications, Inc.(b)(e)
              3.000%, 12/15/23                        6,597,500
  7,000,000   EDO Corp.
              5.250%, 04/15/07                        7,595,000
  3,900,000   Equinix, Inc.(b)
              2.500%, 02/15/24                        4,499,625
  6,075,000   Finisar Corp.(b)
              2.500%, 10/15/10                        5,778,844
              FLIR Systems, Inc.
  4,000,000   3.000%, 06/01/23(b)                     4,715,000
  3,000,000   3.000%, 06/01/23                        3,536,250
  2,500,000   Gencorp, Inc.(b)
              4.000%, 01/16/24                        2,575,000
  2,000,000   Intellisync Corp.(b)
              3.000%, 03/01/09                        2,075,000
  4,000,000   JDS Uniphase Corp.(b)
              0.000%, 11/15/10                        4,430,000
  4,000,000   Openwave Systems, Inc.(b)
              2.750%, 09/09/08                        4,380,000
  1,500,000   Radisys Corp.(b)
              1.375%, 11/15/23                        1,695,000
  2,500,000   Red Hat, Inc.(b)
              0.500%, 01/15/24                        2,946,875
  5,000,000   Serena Software, Inc.(b)
              1.500%, 12/15/23                        5,768,750
  3,500,000   Sohu.Com, Inc.(b)
              0.000%, 07/14/23                        3,215,625
                                                   ------------
                                                     87,776,094
                                                   ------------
              CONSUMER CYCLICAL (12.0%)
  2,500,000   Alaska Air Group, Inc.(b)(e)
              3.610%, 03/21/23                        2,931,250
  2,500,000   American Axle & Manufacturing
              Holdings, Inc.(b)
              2.000%, 02/15/24                        2,540,625

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
              AMR Corp.
$ 6,800,000   4.250%, 09/23/23(b)(e)               $  6,766,000
  6,600,000   4.500%, 02/15/24                        5,874,000
  7,460,000   Atlantic Coast Airlines Holdings,
              Inc.(b)
              6.000%, 02/15/34                        7,208,225
  5,640,000   Dick's Sporting Goods, Inc.(b)
              1.606%, 02/18/24                        4,110,150
              Expressjet Holdings, Inc.
  9,500,000   4.250%, 08/01/23                        9,868,125
  2,250,000   4.250%, 08/01/23(b)                     2,337,187
              Genesco, Inc.
  3,800,000   4.125%, 06/15/23                        5,049,250
  2,500,000   4.125%, 06/15/23(b)                     3,321,875
 11,100,000   Hilton Hotels Corp.(e)
              3.375%, 04/15/23                       11,960,250
 16,000,000   Lamar Advertising Company
              2.875%, 12/31/10                       17,400,000
  1,500,000   Navigant International, Inc.(b)
              4.875%, 11/01/23                        1,996,875
                                                   ------------
                                                     81,363,812
                                                   ------------
              CONSUMER GROWTH STAPLES (11.4%)
  8,000,000   Advanced Medical Optics, Inc.(b)(e)
              3.500%, 04/15/23                       11,260,000
  7,600,000   Celgene Corp.(b)
              1.750%, 06/01/08                        9,186,500
  1,000,000   Corixa Corp.(b)
              4.250%, 07/01/08                        1,007,500
  4,000,000   Curagen Corp.(b)
              4.000%, 02/15/11                        3,810,000
  5,000,000   Guitar Center, Inc.
              4.000%, 07/15/13                        6,543,750
 10,000,000   Hasbro, Inc.(b)(e)
              2.750%, 12/01/21                       11,950,000
  8,200,000   ICOS Corp.(b)
              2.000%, 07/01/23                        7,769,500
  2,500,000   JAKKS Pacific, Inc.(b)
              4.625%, 06/15/23                        2,703,125
  3,000,000   Kroll, Inc.(b)
              1.750%, 01/15/14                        3,176,250
  3,500,000   NPS Pharmaceuticals, Inc.(b)
              3.000%, 06/15/08                        3,788,750
 14,000,000   School Specialty, Inc.(b)(e)
              3.750%, 08/01/23                       16,205,000
                                                   ------------
                                                     77,400,375
                                                   ------------
              ENERGY (2.2%)
  4,000,000   Dynegy, Inc.(b)
              4.750%, 08/15/23                        5,130,000
  1,900,000   Hanover Compressor Company
              4.750%, 01/15/14                        2,265,750
  2,500,000   Willbros Group, Inc.(b)
              2.750%, 03/15/24                        2,612,500
  3,750,000   Williams Cos., Inc.(b)(c)
              5.500%, 06/1/33                         4,800,000
                                                   ------------
                                                     14,808,250
                                                   ------------

 46            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
              FINANCIAL (2.6%)
              Odyssey Re Holdings Corp.
$ 5,500,000   4.375%, 06/15/22(b)(e)               $  7,383,750
  1,900,000   4.375%, 06/15/22(e)                     2,550,750
  1,000,000   Rewards Network, Inc.(b)
              3.250%, 10/15/23                          880,620
  5,400,000   Scottish Annuity & Life Holdings,
              Ltd.(b)
              4.500%, 12/01/22                        6,932,250
                                                   ------------
                                                     17,747,370
                                                   ------------
              TELECOMMUNICATIONS (5.1%)
 10,000,000   American Tower Corp.(b)
              3.250%, 08/01/10                       12,462,500
  6,700,000   Commonwealth Telephone Enterprises,
              Inc.(b)
              3.250%, 07/15/23                        6,993,125
  2,000,000   Comtech Telecommunications Corp.(b)
              2.000%, 02/01/24                        1,747,500
  4,700,000   Level 3 Communications, Inc.(e)
              2.875%, 07/15/10                        3,953,875
  5,000,000   Powerwave Technologies, Inc.(b)
              1.250%, 07/15/08                        5,343,750
  3,500,000   Tekelec, Inc.(b)
              2.250%, 06/15/08                        4,060,000
                                                   ------------
                                                     34,560,750
                                                   ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $326,551,622)                   350,786,745
                                                   ============

SYNTHETIC CONVERTIBLE SECURITIES (30.8%)
              BONDS (25.3%)
              BASIC INDUSTRIES (5.4%)
  7,000,000   Boise Cascade Corp.
              6.500%, 11/01/10                        7,515,396
  6,835,000   Bowater, Inc.
              6.500%, 06/15/13                        6,723,931
 14,200,000   Georgia-Pacific Corp.(e)
              8.125%, 05/15/11                       16,188,000
  7,000,000   Union Carbide Corp.
              7.500%, 06/01/25                        6,545,000
                                                   ------------
                                                     36,972,327
                                                   ------------
              CAPITAL GOODS -- INDUSTRIAL (1.1%)
  7,000,000   Imco Recycling, Inc.
              10.375%, 10/15/10                       7,525,000
                                                   ------------
              CAPITAL GOODS -- TECHNOLOGY (1.1%)
  6,800,000   Rayovac Corp.
              8.500%, 10/01/13                        7,361,000
                                                   ------------
              CONSUMER CYCLICAL (3.9%)
              Intrawest Corp.
  7,000,000   7.500%, 10/15/13                        7,262,500
  5,000,000   10.500%, 02/01/10                       5,506,250

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$ 5,800,000   Isle of Capri Casinos, Inc.
              9.000%, 03/15/12                     $  6,583,000
  7,000,000   Vail Resorts, Inc.(b)
              6.750%, 02/15/14                        7,052,500
                                                   ------------
                                                     26,404,250
                                                   ------------
              CONSUMER GROWTH STAPLES (7.6%)
  5,210,000   Alpharma, Inc.(b)
              8.625%, 05/01/11                        5,496,550
  7,000,000   Chattem, Inc.(b)
              7.000%, 03/01/14                        7,035,000
  7,500,000   HCA, Inc.
              6.250%, 02/15/13                        7,828,275
  7,000,000   Houghton Mifflin Company
              9.875%, 02/01/13                        7,262,500
  7,000,000   Mariner Health Care, Inc.(b)
              8.250%, 12/15/13                        7,157,500
  2,000,000   Omnicare, Inc.
              6.125%, 06/01/13                        2,095,000
  7,550,000   Playtex Products, Inc.(b)
              8.000%, 03/01/11                        7,889,750
  7,000,000   Valeant Pharmaceuticals(b)
              International
              7.000%, 12/15/11                        7,262,500
                                                   ------------
                                                     52,027,075
                                                   ------------
              CREDIT CYCLICALS (1.7%)
  5,000,000   Beazer Homes USA, Inc.(b)
              6.500%, 11/15/13                        5,287,500
  5,700,000   WCI Communities, Inc.
              7.875%, 10/01/13                        6,127,500
                                                   ------------
                                                     11,415,000
                                                   ------------
              ENERGY (1.3%)
  7,319,000   Chesapeake Energy Corp.
              6.875%, 01/15/16                        7,721,545
    840,000   Offshore Logistics, Inc.
              6.125%, 06/15/13                          840,000
                                                   ------------
                                                      8,561,545
                                                   ------------
              FINANCIAL (1.1%)
  7,000,000   Host Marriott Corp.
              7.125%, 11/01/13                        7,297,500
                                                   ------------
              TELECOMMUNICATIONS (0.8%)
  5,400,000   Primus Telecommunications Group,
              Inc.(b)
              8.000%, 01/15/14                        5,184,000
                                                   ------------
              TRANSPORTATION (1.3%)
  8,000,000   General Maritime Corp.
              10.000%, 03/15/13                       9,000,000
                                                   ------------
              TOTAL BONDS                           171,747,697
                                                   ------------

               See accompanying Notes to Schedule of Investments.             47

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
 CONTRACTS    DESCRIPTION                             VALUE
---------------------------------------------------------------
OPTIONS (5.5%)
              BASIC INDUSTRIES (0.1%)
        900   Georgia-Pacific Corp.(a)
              Call, 01/21/06, Strike 30.00         $    756,000
        250   Inco, Ltd.(a)
              Call, 01/22/05, Strike 40.00               72,500
                                                   ------------
                                                        828,500
                                                   ------------
              CAPITAL GOODS -- INDUSTRIAL (0.1%)
        725   Monsanto Company(a)
              Call, 01/21/06, Strike 35.00              449,500
                                                   ------------
              CAPITAL GOODS -- TECHNOLOGY (1.6%)
        350   Adobe Systems, Inc.(a)
              Call, 01/22/05, Strike 40.00              178,500
        800   Agilent Technologies, Inc.(a)
              Call, 01/21/06, Strike 35.00              468,000
              Amkor Technology, Inc.(a)
        500   Call, 01/22/05, Strike 17.50              130,000
        500   Call, 01/21/06, Strike 15.00              252,500
        900   Broadcom Corp.(a)
              Call, 01/21/06, Strike 45.00              810,000
        850   Checkfree Corp.(a)
              Call, 01/21/06, Strike 30.00              582,250
              Cirrus Logic, Inc.(a)
        300   Call, 01/22/05, Strike 10.00               30,000
        300   Call, 01/22/05, Strike 7.50                54,000
              Cisco Systems, Inc.(a)
      1,000   Call, 01/21/06, Strike 30.00              230,000
      1,000   Call, 01/21/06, Strike 22.50              515,000
      1,100   Citrix Systems, Inc.(a)
              Call, 01/22/05, Strike 22.50              357,500
        750   Computer Associates International,
              Inc.(a)
              Call, 01/21/06, Strike 25.00              483,750
              Electronics For Imaging, Inc.(a)
        300   Call, 01/22/05, Strike 30.00               37,500
        300   Call, 01/22/05, Strike 25.00               91,500
      2,000   EMC Corp.(a)
              Call, 01/21/06, Strike 12.50              730,000
        500   Intel Corp.(a)
              Call, 01/21/06, Strike 35.00              127,500
        650   Jabil Circuit, Inc.(a)
              Call, 01/22/05, Strike 25.00              438,750
              Juniper Networks, Inc.(a)
      1,000   Call, 01/21/06, Strike 25.00              740,000
        900   Call, 01/21/06, Strike 22.50              765,000
        500   Mentor Graphics Corp.(a)
              Call, 01/22/05, Strike 20.00              120,000
      1,000   National Semiconductor Corp.(a)
              Call, 01/22/05, Strike 45.00              670,000
        800   Rambus, Inc.(a)
              Call, 01/21/06, Strike 30.00              728,000
              Sandisk Corp.(a)
        700   Call, 01/22/05, Strike 35.00              227,500
        700   Call, 01/21/06, Strike 35.00              406,000

 NUMBER OF
 CONTRACTS    DESCRIPTION                             VALUE
---------------------------------------------------------------
        500   Semiconductor HOLDRS
              (SM) Trust(a)
              Call, 01/21/06, Strike 45.00         $    277,500
        800   Symantec Corp.(a)
              Call, 01/21/06, Strike 45.00              820,000
        500   Texas Instruments, Inc.(a)
              Call, 01/21/06, Strike 30.00              305,000
        400   Yahoo!, Inc.(a)
              Call, 01/21/06, Strike 50.00              404,000
                                                   ------------
                                                     10,979,750
                                                   ------------
              CONSUMER CYCLICAL (1.2%)
        250   American Standard Companies,
              Inc.(a)
              Call, 01/21/06, Strike 110.00             457,500
      1,000   Caesars Entertainment, Inc.(a)
              Call, 01/21/06, Strike 12.50              280,000
        850   Carnival Corp.(a)
              Call, 01/21/06, Strike 40.00              828,750
      5,000   Gap, Inc.(a)
              Call, 01/22/05, Strike 20.00            1,900,000
              International Game Technology(a)
        500   Call, 01/21/06, Strike 45.00              415,000
        500   Call, 01/21/06, Strike 35.00              537,500
      1,203   Interpublic Group of Companies,
              Inc.(a)
              Put, 01/22/05, Strike 15.00               210,525
      1,100   Jones Apparel Group USA, Inc.(a)
              Put, 01/22/05, Strike 30.00               167,750
        900   Mandalay Resort Group(a)
              Call, 01/21/06, Strike 50.00            1,080,000
        800   Nordstrom, Inc.(a)
              Call, 01/21/06, Strike 40.00              520,000
        700   Omnicom Group, Inc.(a)
              Put, 01/21/06, Strike 80.00               798,000
        700   Royal Caribbean Cruises, Ltd.(a)
              Call, 01/21/06, Strike 40.00              693,000
        750   United Parcel Service, Inc.(a)
              Put, 01/21/06, Strike 70.00               498,750
                                                   ------------
                                                      8,386,775
                                                   ------------
              CONSUMER GROWTH STAPLES (1.3%)
              Andrx Corp.(a)
        400   Call, 01/21/06, Strike 30.00              218,000
        350   Call, 01/21/06, Strike 25.00              267,750
      1,000   Boston Scientific Corp.(a)
              Call, 01/21/06, Strike 40.00              880,000
      1,100   Celera Genomics Group(a)
              Call, 01/21/06, Strike 15.00              396,000
        500   Cox Communications, Inc.(a)
              Call, 01/22/05, Strike 35.00               90,000
        600   Forest Laboratories, Inc.(a)
              Call, 01/21/06, Strike 70.00              873,000
        700   Laboratory Corporation of America
              Holdings(a)
              Call, 01/21/06, Strike 40.00              444,500
              NBTY, Inc.(a)
        400   Call, 01/21/06, Strike 35.00              330,000
        400   Call, 01/21/06, Strike 30.00              440,000

 48            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
 CONTRACTS    DESCRIPTION                             VALUE
---------------------------------------------------------------
        800   Nike, Inc.(a)
              Call, 01/21/06, Strike 80.00         $    712,000
        750   Pacificare Health Systems, Inc.(a)
              Call, 01/21/06, Strike 35.00              840,000
        350   Pharmaceutical Resources, Inc.(a)
              Call, 01/22/05, Strike 70.00               98,000
        450   Quest Diagnostics, Inc.(a)
              Call, 01/21/06, Strike 85.00              490,500
        800   Reebok International, Ltd.(a)
              Call, 01/22/05, Strike 40.00              372,000
      1,000   Sepracor, Inc.(a)
              Call, 01/21/06, Strike 40.00            1,510,000
      2,000   The Gillette Company(a)
              Call, 01/21/06, Strike 40.00              740,000
                                                   ------------
                                                      8,701,750
                                                   ------------
              CONSUMER STAPLES (0.1%)
        550   Altria Group, Inc.(a)
              Put, 01/21/06, Strike 55.00               462,000
      1,000   Coca-Cola Company(a)
              Call, 01/21/06, Strike 50.00              500,000
                                                   ------------
                                                        962,000
                                                   ------------
              CREDIT CYCLICALS (0.2%)
        750   Pulte Homes, Inc.(a)
              Call, 01/21/06, Strike 55.00              862,500
        200   WCI Communities, Inc.(a)
              Call, 01/21/06, Strike 25.00              112,000
                                                   ------------
                                                        974,500
                                                   ------------
              ENERGY (0.1%)
      1,000   Chesapeake Energy Corp.(a)
              Call, 01/21/06, Strike 12.50              285,000
        350   Halliburton Company(a)
              Call, 01/21/06, Strike 30.00              178,500
      1,000   Transocean, Inc.(a)
              Call, 01/21/06, Strike 30.00              475,000
                                                   ------------
                                                        938,500
                                                   ------------
              FINANCIAL (0.4%)
        500   Aetna, Inc.(a)
              Call, 01/21/06, Strike 80.00            1,042,500
      1,500   Ameritrade Holding Corp.(a)
              Call, 01/22/05, Strike 15.00              427,500
        900   Commerce Bancorp, Inc.(a)
              Call, 01/21/06, Strike 65.00              909,000
        600   H&R Block, Inc.(a)
              Call, 01/21/06, Strike 60.00              252,000
                                                   ------------
                                                      2,631,000
                                                   ------------
              TELECOMMUNICATIONS (0.4%)
              Corning, Inc.(a)
      1,300   Call, 01/21/06, Strike 15.00              237,250
      1,300   Call, 01/21/06, Strike 12.50              331,500
        350   EchoStar Communications Corp.(a)
              Call, 01/22/05, Strike 40.00               56,000
      3,500   Lucent Technologies, Inc.(a)
              Call, 01/21/06, Strike 5.00               332,500

 NUMBER OF
 CONTRACTS    DESCRIPTION                             VALUE
---------------------------------------------------------------
        750   QUALCOMM, Inc.(a)
              Call, 01/21/06, Strike 60.00         $  1,200,000
        500   RF Micro Devices, Inc.(a)
              Call, 01/21/06, Strike 12.50               70,000
      2,000   Tellabs, Inc.(a)
              Call, 01/21/06, Strike 10.00              440,000
                                                   ------------
                                                      2,667,250
                                                   ------------
              TOTAL OPTIONS                          37,519,525
                                                   ------------
              TOTAL SYNTHETIC
              CONVERTIBLE SECURITIES
              (Cost $205,567,890)                   209,267,222
                                                   ============

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (16.0%)
              CAPITAL GOODS -- INDUSTRIAL (6.3%)
    810,000   Ford Motor Company Capital Trust
              II(e)
              6.500%                               $ 42,970,500
                                                   ------------
              CAPITAL GOODS -- TECHNOLOGY (1.9%)
    104,000   Northrop Grumman Corp.
              7.000%                                 13,182,000
                                                   ------------
              CONSUMER GROWTH STAPLES (2.9%)
    360,500   Baxter International, Inc.(e)
              7.000%                                 19,467,000
                                                   ------------
              FINANCIAL (4.9%)
    102,600   IndyMac Bancorp, Inc.(e)
              6.000%                                  6,542,802
    289,000   Phoenix Companies, Inc.
              7.000%                                 10,927,957
    238,500   PMI Group, Inc.
              5.875%                                  6,093,675
    163,000   Scottish Re Group, Ltd.
              5.875%                                  4,881,850
      5,300   United Fire & Casualty Company(e)
              6.375%                                    158,947
    190,000   XL Capital, Ltd.
              6.500%                                  4,873,500
                                                   ------------
                                                     33,478,731
                                                   ------------
              TOTAL CONVERTIBLE
              PREFERRED STOCKS
              (Cost $100,048,185)                   109,098,231
                                                   ============

COMMON STOCKS (0.9%)
              CONSUMER CYCLICAL (0.7%)
     35,000   Interpublic Group of Companies,
              Inc.(a)                                   538,300
     31,075   Jones Apparel Group USA, Inc.           1,123,361
     21,000   Omnicom Group, Inc.                     1,685,250
     20,000   United Parcel Service, Inc.             1,396,800
                                                   ------------
                                                      4,743,711
                                                   ------------

               See accompanying Notes to Schedule of Investments.             49

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
              CONSUMER STAPLES (0.2%)
     20,000   Altria Group, Inc.(a)                $  1,089,000
                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $5,743,376)                       5,832,711
                                                   ============

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENTS (0.3%)
$ 2,361,000   General Electric Capital Corp.
              0.800%, 04/01/04                     $  2,361,000
                                                   ------------
              TOTAL SHORT TERM INVESTMENTS
              (Cost $2,361,000)                       2,361,000
                                                   ============
              TOTAL INVESTMENTS (99.6%)
              (Cost $640,272,073)                   677,345,909
                                                   ============

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-39.0%)
              BASIC INDUSTRIES (-0.5%)
  (251,700)   Coeur D'Alene Mines Corp.              (1,761,900)
   (38,500)   Georgia-Pacific Corp.                  (1,297,065)
    (5,000)   Inco Limited                             (173,150)
                                                   ------------
                                                     (3,232,115)
                                                   ------------
              CAPITAL GOODS -- INDUSTRIAL (-5.0%)
  (180,200)   Actuant Corp.                          (7,069,246)
(1,259,000)   Ford Motor Company                    (17,084,630)
   (23,700)   Monsanto Company                         (869,079)
  (120,000)   Navistar International Corp.           (5,502,000)
   (90,000)   Wilson Greatbatch Technologies,
              Inc.                                   (3,265,200)
                                                   ------------
                                                    (33,790,155)
                                                   ------------
              CAPITAL GOODS -- TECHNOLOGY (-7.8%)
  (205,000)   Adaptec, Inc.                          (1,795,800)
   (14,000)   Adobe Systems, Inc.                      (552,020)
   (19,000)   Agilent Technologies, Inc.               (600,970)
   (29,700)   Alliant Techsystems, Inc.              (1,615,680)
   (35,000)   Amkor Technology, Inc.                   (512,050)
   (69,000)   Bell Microproducts, Inc.                 (496,800)
   (20,000)   Broadcom Corp.                           (783,400)
   (21,000)   CheckFree Corp.                          (618,660)
  (484,500)   Ciber, Inc.                            (5,329,500)
   (12,000)   Cirrus Logic, Inc.                        (90,960)
   (70,000)   Cisco Systems, Inc.                    (1,646,400)
   (27,000)   Citrix Systems, Inc.                     (583,740)
   (15,000)   Computer Associates International,
              Inc.                                     (402,900)
  (147,000)   Concord Communications, Inc.           (2,118,270)
   (66,400)   EDO Corp.                              (1,598,912)
   (12,200)   Electronics For Imaging, Inc.            (299,754)
   (47,000)   EMC Corp.                                (639,670)
   (56,600)   Equinix, Inc.                          (2,049,543)

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
(1,149,200)   Finisar Corp.                        $ (2,505,256)
   (94,000)   FLIR Systems, Inc.                     (3,583,280)
   (48,500)   Gencorp, Inc.                            (525,255)
   (10,010)   Intel Corp.                              (272,272)
  (300,000)   Intellisync Corp.                        (987,000)
   (20,000)   Jabil Circuit, Inc.                      (588,600)
  (610,000)   JDS Uniphase Corp.                     (2,482,700)
   (84,500)   Juniper Networks, Inc.                 (2,197,845)
    (7,500)   Mentor Graphics Corp.                    (133,650)
   (25,000)   National Semiconductor Corp.           (1,110,750)
   (44,400)   Northrop Grumman Corp.                 (4,369,848)
   (99,000)   Openwave Systems, Inc.                 (1,320,660)
   (38,200)   Radisys Corp.                            (798,380)
   (42,500)   Rambus, Inc.                           (1,191,275)
   (59,000)   Red Hat, Inc.                          (1,348,740)
   (42,000)   Sandisk Corp.                          (1,191,540)
   (10,010)   Semiconductor HOLDRS (SM) Trust          (395,395)
  (158,000)   Serena Software, Inc.                  (3,215,300)
   (32,000)   Sohu.Com, Inc.                           (796,480)
   (36,000)   Symantec Corp.                         (1,666,800)
   (10,000)   Texas Instruments, Inc.                  (292,200)
   (15,000)   Yahoo!, Inc.                             (728,850)
                                                   ------------
                                                    (53,437,105)
                                                   ------------
              CONSUMER CYCLICAL (-6.5%)
   (54,600)   Alaska Air Group, Inc.                 (1,346,436)
   (28,000)   American Axle & Manufacturing
              Holdings, Inc.                         (1,031,800)
    (9,000)   American Standard Companies, Inc.      (1,023,750)
  (460,800)   AMR Corp.                              (5,865,984)
  (260,570)   Atlantic Coast Airlines Holdings,
              Inc.                                   (1,894,344)
   (34,000)   Caesars Entertainment, Inc.              (443,360)
   (12,000)   Carnival Corp.                           (538,920)
   (19,800)   Dick's Sporting Goods, Inc.            (1,151,172)
  (337,100)   Expressjet Holdings, Inc.              (4,193,524)
  (210,000)   Gap, Inc.                              (4,603,200)
  (170,800)   Genesco, Inc.                          (3,959,144)
  (195,972)   Hilton Hotels Corp.                    (3,184,545)
   (30,000)   International Game Technology          (1,348,800)
  (217,500)   Lamar Advertising Company              (8,747,850)
   (28,000)   Mandalay Resort Group                  (1,603,280)
   (63,000)   Navigant International, Inc.           (1,134,000)
   (25,000)   Nordstrom, Inc.                          (997,500)
   (28,000)   Royal Caribbean Cruises, Ltd.          (1,234,800)
                                                   ------------
                                                    (44,302,409)
                                                   ------------
              CONSUMER GROWTH STAPLES (-9.5%)
  (235,300)   Advanced Medical Optics, Inc.          (5,741,320)
   (30,000)   Andrx Corp.                              (816,000)
   (45,000)   Applera Corp.                            (652,950)

 50            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2004

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
  (469,000)   Baxter International, Inc.           $(14,487,410)
   (35,000)   Boston Scientific Corp.                (1,483,300)
   (83,331)   Celgene Corp.                          (3,970,722)
   (50,000)   Corixa Corp.                             (320,140)
   (10,000)   Cox Communications, Inc.                 (316,000)
  (124,000)   Curagen Corp.                            (773,760)
   (25,000)   Forest Laboratories, Inc.              (1,790,500)
   (55,000)   Gillette Company                       (2,150,500)
   (87,300)   Guitar Center, Inc.                    (3,242,322)
  (231,200)   Hasbro, Inc.                           (5,028,600)
   (82,000)   ICOS Corp.                             (3,038,100)
   (62,500)   JAKKS Pacific, Inc.                      (937,500)
   (50,000)   Kroll, Inc.                            (1,342,500)
   (22,000)   Laboratory Corporation of
              American Holdings                        (863,500)
   (24,000)   NBTY, Inc.                               (892,320)
   (25,000)   Nike, Inc.                             (1,946,750)
   (53,000)   NPS Pharmaceuticals, Inc.              (1,513,150)
   (25,000)   Pacificare Health Systems, Inc.          (988,750)
   (10,000)   Pharmaceutical Resources, Inc.           (568,600)
   (12,500)   Quest Diagnostics, Inc.                (1,035,375)
   (22,000)   Reebok International, Ltd.               (909,700)
  (210,000)   School Specialty, Inc.                 (7,469,700)
   (45,000)   Sepracor, Inc.                         (2,164,500)
                                                   ------------
                                                    (64,443,969)
                                                   ------------
              CONSUMER STAPLES (-0.2%)
   (27,000)   Coca-Cola Company                      (1,358,100)
                                                   ------------
              CREDIT CYCLICALS (-0.3%)
   (30,000)   Pulte Homes, Inc.                      (1,668,000)
    (7,000)   WCI Communities, Inc.                    (175,210)
                                                   ------------
                                                     (1,843,210)
                                                   ------------
              ENERGY (-1.2%)
   (38,000)   Chesapeake Energy Corp.                  (509,200)
  (635,000)   Dynegy, Inc.                           (2,514,600)
    (9,000)   Halliburton Company, Inc.                (273,510)
   (75,600)   Hanover Compressor Company               (914,004)
   (38,500)   Transocean, Inc.                       (1,073,765)
   (51,500)   Willbros Group, Inc.                     (773,015)
  (225,000)   Williams Cos., Inc.                    (2,153,250)
                                                   ------------
                                                     (8,211,344)
                                                   ------------

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
              FINANCIAL (-5.4%)
   (20,000)   Aetna, Inc.                          $ (1,794,400)
   (30,000)   Ameritrade Holding Corp.                 (462,000)
   (28,000)   Commerce Bancorp, Inc.                 (1,844,640)
   (18,000)   H&R Block, Inc.                          (918,540)
  (231,000)   Hilb, Rogal and Hamilton Company       (8,801,100)
  (115,600)   IndyMac Bancorp, Inc.                  (4,195,123)
  (210,075)   Odyssey Re Holdings Corp.              (5,672,025)
   (89,000)   PMI Group, Inc.                        (3,325,040)
   (25,050)   Rewards Network, Inc.                    (250,500)
  (280,000)   Scottish Annuity & Life Holdings,
              Ltd.                                   (6,773,200)
    (2,200)   United Fire & Casualty Company            (92,992)
   (33,000)   XL Capital, Ltd.                       (2,509,320)
                                                   ------------
                                                    (36,638,880)
                                                   ------------
              TELECOMMUNICATIONS (-2.6%)
  (450,000)   American Tower Corp.                   (5,107,500)
   (48,000)   Commonwealth Telephone
              Enterprises, Inc.                      (1,968,480)
   (12,000)   Comtech Telecommunications Corp.         (278,400)
  (112,000)   Corning, Inc.                          (1,252,160)
    (7,000)   EchoStar Communications Corp.            (229,250)
  (324,500)   Level 3 Communications, Inc.           (1,304,490)
  (100,000)   Lucent Technologies, Inc.                (411,000)
  (286,000)   Powerwave Technologies, Inc.           (2,230,800)
   (30,000)   QUALCOMM, Inc.                         (1,992,600)
   (10,000)   RF Micro Devices, Inc.                    (84,600)
  (134,500)   Tekelec, Inc.                          (2,231,355)
   (75,000)   Tellabs, Inc.                            (647,250)
                                                   ------------
                                                    (17,737,885)
                                                   ------------
              TOTAL COMMON STOCKS
              SOLD SHORT
              (Proceeds $237,553,086)              (264,995,172)
                                                   ============

OTHER ASSETS, LESS LIABILITIES (39.4%)              267,434,958
                                                   ------------
NET ASSETS (100.0%)                                $679,785,695
                                                   ============

               See accompanying Notes to Schedule of Investments.             51

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2004 the market value of 144A securities that can not currently be exchanged to the registered form is as follows:

                                                          % OF
   FUND NAME                      MARKET VALUE         NET ASSETS
   --------------------------------------------------------------
   Growth & Income Fund           184,577,190             4.8%
   Global Growth & Income Fund      5,059,925             2.9%
   High Yield Fund                 37,928,221            19.5%
   Convertible Fund                74,970,812             5.2%
   Market Neutral Fund             96,546,950            14.2%

(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

(d) Security is purchased with the cash collateral from securities loaned.

(e) Security position is held in a segregated account as collateral for securities sold aggregating a total market value of $187,414,374 for the Market Neutral Fund.

(f) Security, or portion of security, is on loan.

ABBREVIATIONS

ADRs:  American Deposit Receipts   MTN:  Medium Term Note         LEAPS:  Long Term Equity
                                                                          Anticipation Securities

FOREIGN CURRENCY ABBREVIATIONS

AUD:   Australian Dollar           EUR:  European Monetary Unit   SEK:    Swedish Krona
CAD:   Canadian Dollar             GBP:  British Pound Sterling
CHF:   Swiss Franc                 JPY:  Japanese Yen
DKK:   Danish Krone                NOK:  Norwegian Kroner

Note: Market values for securities denominated in Foreign currencies are shown in U.S. dollars.

 52             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                      STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004

                                                                    GROWTH          BLUE CHIP        VALUE         GROWTH AND
                                                                     FUND             FUND           FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $9,496,215,674, $38,648,550,
  $45,028,472 and $4,511,705,978, respectively)*                $11,087,400,993    $38,897,645    $52,570,308    $4,995,031,481
Cash with custodian (interest bearing)                                    1,935            684            761                --
Accrued interest, dividends and other receivables                     1,650,441         40,874         79,673        13,883,653
Receivable for Fund shares sold                                      78,627,259        556,044        660,926        33,070,365
Prepaid expenses                                                        165,508         52,367         15,987            88,659
Other assets                                                             19,969          2,579         10,023            19,969
                                                                ---------------------------------------------------------------
        Total assets                                             11,167,866,105     39,550,193     53,337,678     5,042,094,127
                                                                ---------------------------------------------------------------
LIABILITIES AND NET ASSETS
Due to custodian                                                             --             --             --            27,367
Payable for investments purchased                                    59,477,151        839,543             --        39,682,212
Payable for Fund shares redeemed                                      9,399,358            215             49         4,089,470
Payable to investment advisor                                         5,653,312          7,629         18,241         2,135,832
Payable to distributor                                                3,301,707         12,528         16,583         1,902,539
Accounts payable and accrued liabilities                              3,769,943         48,479         58,738         1,690,508
Payable upon return of securities loaned                          2,541,054,575             --             --     1,115,163,974
                                                                ---------------------------------------------------------------
        Total liabilities                                         2,622,656,046        908,394         93,611     1,164,691,902
                                                                ---------------------------------------------------------------
NET ASSETS                                                      $ 8,545,210,059    $38,641,799    $53,244,067    $3,877,402,225
                                                                ===============================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                   6,964,955,722     38,418,047     45,738,104     3,358,745,785
Undistributed net investment income (loss)                              (16,764)        (2,492)        (9,072)       (1,258,749)
Accumulated net realized gain (loss) on investments, options
  and forward foreign currency contracts                            (10,914,218)       (22,851)       (26,936)       36,591,598
Unrealized appreciation (depreciation) of investments,
  options and forward foreign currency contracts                  1,591,185,319        249,095      7,541,971       483,323,591
                                                                ---------------------------------------------------------------
NET ASSETS                                                      $ 8,545,210,059    $38,641,799    $53,244,067    $3,877,402,225
                                                                ===============================================================
CLASS A SHARES (no par value; unlimited number of shares
  authorized)
Net assets applicable to shares outstanding                     $ 5,789,209,651    $28,498,979    $40,023,965    $2,031,032,080
Shares outstanding                                                  121,581,834      2,774,730      3,552,216        70,735,775
Net asset value and redemption price per share                  $         47.62    $     10.27    $     11.27    $        28.71
                                                                ---------------------------------------------------------------
Maximum offering price per share (Net asset value, plus
  4.99% of net asset value or 4.75% of offering price)          $         49.99    $     10.78    $     11.83    $        30.14
                                                                ===============================================================
CLASS B SHARES (no par value; unlimited number of shares
  authorized)**
Net assets applicable to shares outstanding                     $   749,896,640    $ 3,893,645    $ 3,864,857    $  541,360,144
Shares outstanding                                                   15,122,060        380,037        348,687        17,098,211
Net asset value and redemption price per share                  $         49.59    $     10.25    $     11.08    $        31.66
                                                                ===============================================================
CLASS C SHARES (no par value; unlimited number of shares
  authorized)**
Net assets applicable to shares outstanding                     $ 1,882,171,004    $ 4,822,052    $ 6,894,215    $1,260,818,243
Shares outstanding                                                   40,781,439        470,587        622,380        43,627,736
Net asset value and redemption price per share                  $         46.15    $     10.25    $     11.08    $        28.90
                                                                ===============================================================
CLASS I SHARES (no par value; unlimited number of shares
  authorized)
Net assets applicable to shares outstanding                     $   123,932,764    $ 1,427,123    $ 2,461,030    $   44,191,758
Shares outstanding                                                    2,464,113        138,810        217,198         1,566,347
Net asset value and redemption price per share                  $         50.30    $     10.28    $     11.33    $        28.21
                                                                ===============================================================

 * Including $2,446,192,764 and $49,415,115 of securities loaned for the Growth Fund and Growth & Income Fund, respectively.

** Redemption price may be reduced by contingent deferred sales charge.

 54             See accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004

                                                                GLOBAL             HIGH                                 MARKET
                                                              GROWTH AND          YIELD           CONVERTIBLE          NEUTRAL
                                                             INCOME FUND           FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $157,521,869, $229,773,220,
  $1,461,411,213, and $640,272,073, respectively)*           $174,363,175      $244,967,145      $1,718,212,414      $677,345,909
Cash with custodian (interest bearing)**                              962                --                  --       268,926,637
Foreign currency (cost $386,081)                                  391,939                --                  --                --
Net unrealized appreciation on forward foreign currency
  contracts                                                       649,590                --             224,376                --
Accrued interest, dividends and other receivables                 790,388         3,746,672           4,818,094         7,114,617
Receivable for investments sold                                     1,632                --             475,885         4,855,195
Receivable for Fund shares sold                                 1,704,458         1,128,410             401,381           503,679
Prepaid expenses                                                   14,053            16,313              27,231            13,545
Other assets                                                       19,969            19,969              19,969            19,969
                                                             --------------------------------------------------------------------
        Total assets                                          177,936,166       249,878,509       1,724,179,350       958,779,551
                                                             --------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
  $237,553,086)                                                        --                --                  --       264,995,172
Due to custodian                                                       --             3,880              25,903                --
Payable for investments purchased                               2,053,930         2,881,894          11,320,901        12,523,509
Payable for Fund shares redeemed                                  150,130           231,417           3,226,865           544,144
Payable to investment advisor                                     142,493           121,994             856,764           425,364
Payable to distributor                                             81,597            99,279             773,544           285,881
Accounts payable and accrued liabilities                          123,789           125,846             553,944           219,786
Payable upon return of securities loaned                               --        51,453,954         274,876,519                --
                                                             --------------------------------------------------------------------
        Total liabilities                                       2,551,939        54,918,264         291,634,440       278,993,856
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $175,384,227      $194,960,245      $1,432,544,910      $679,785,695
                                                             ====================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                               160,147,862       176,361,904       1,143,628,976       640,890,572
Undistributed net investment income (loss)                     (2,649,060)          917,134         (10,401,609)        7,958,038
Accumulated net realized gain (loss) on investments,
  options and forward foreign currency contracts                  411,032         2,474,610          42,293,127        21,305,336
Unrealized appreciation (depreciation) of investments,
  options and forward foreign currency contracts               17,474,393        15,206,597         257,024,416         9,631,749
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $175,384,227      $194,960,245      $1,432,544,910      $679,785,695
                                                             ====================================================================
CLASS A SHARES (no par value; unlimited number of
  shares authorized)
Net assets applicable to shares outstanding                  $ 93,829,645      $ 97,992,729      $  629,461,433      $402,820,429
Shares outstanding                                             11,676,038         9,025,763          28,376,841        27,885,338
Net asset value and redemption price per share               $       8.04      $      10.86      $        22.18      $      14.45
                                                             --------------------------------------------------------------------
Maximum offering price per share (Net asset value, plus
  4.99% of net asset value or 4.75% of offering price)       $       8.44      $      11.40      $        23.29      $      15.17
                                                             ====================================================================
CLASS B SHARES (no par value; unlimited number of
  shares authorized)***
Net assets applicable to shares outstanding                  $ 13,878,294      $ 26,656,961      $  229,322,922      $ 50,428,608
Shares outstanding                                              1,646,203         2,400,250           9,215,453         3,372,701
Net asset value and redemption price per share               $       8.43      $      11.11      $        24.88      $      14.95
                                                             --------------------------------------------------------------------
CLASS C SHARES (no par value; unlimited number of
  shares authorized)***
Net assets applicable to shares outstanding                  $ 63,424,847      $ 67,593,147      $  522,146,374      $185,567,943
Shares outstanding                                              7,944,655         6,112,103          23,495,746        12,703,938
Net asset value and redemption price per share               $       7.98      $      11.06      $        22.22      $      14.61
                                                             ====================================================================
CLASS I SHARES (no par value; unlimited number of
  shares authorized)
Net assets applicable to shares outstanding                  $  4,251,441      $  2,717,408      $   51,614,181      $ 40,968,715
Shares outstanding                                                528,219           250,385           2,424,091         2,857,430
Net asset value and redemption price per share               $       8.05      $      10.85      $        21.29      $      14.34
                                                             ====================================================================

  * Including $251,130,572 and $1,036,280,472 of securities loaned for the High Yield Fund and Convertible Fund, respectively.
 ** The Market Neutral Fund Cash balance includes $262,249,948 of cash held as collateral for securities sold short.
*** Redemption price may be reduced by contingent deferred sales charge.

                See accompanying Notes to Financial Statements.               55

                            STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2004

                                                                                               GLOBAL         HIGH
                                        GROWTH       BLUE CHIP     VALUE       GROWTH AND    GROWTH AND       YIELD
                                         FUND         FUND**        FUND      INCOME FUND    INCOME FUND      FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                            $      975,999   $  4,303    $   14,390   $ 39,132,562   $1,917,098    $11,717,782
Dividends                               15,625,274     87,888       366,531     29,662,776    1,030,159      1,375,427
Securities lending income                2,211,359         --            --      1,267,602           --        104,958
                                    ----------------------------------------------------------------------------------
   Total investment income*             18,812,632     92,191       380,921     70,062,940    2,947,257     13,198,167
                                    ----------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                43,944,860     69,217       282,743     17,157,408      862,957      1,186,299
Distribution fees
   Class A                               8,899,982     12,798        54,968      3,227,708      118,432        195,891
   Class B                               4,921,456      7,215        16,496      3,886,241       64,503        223,014
   Class C                              11,815,219      7,716        27,747      8,185,520      298,613        549,078
Transfer agent fees                      6,944,963      6,089        23,977      2,840,495       80,545        155,393
Accounting fees                          1,564,759      8,454        27,051        761,339       57,385         70,653
Administration fees                          6,985      2,329         7,013          7,052        6,985          6,985
Audit and legal fees                        48,009     15,822        44,454        211,357       74,959         79,151
Custodian fees                             366,444     10,093        12,134        189,395       27,088         20,607
Printing and mailing fees                2,443,093     10,916        39,857        942,694       47,791         63,547
Registration fees                          659,710      4,915        36,656        367,052       59,852         58,472
Trustees' fees                              19,012     10,238        19,002         19,006       19,009         19,004
Dividend expense on short
  positions                                     --         --            --             --           --             --
Other                                      132,726     22,008         6,792         58,333        7,274          7,981
                                    ----------------------------------------------------------------------------------
   Total expenses                       81,767,218    187,810       598,890     37,853,600    1,725,393      2,636,075
   Less expense waived or absorbed              --     56,256        75,565             --           --             --
                                    ----------------------------------------------------------------------------------
   Net expenses                         81,767,218    131,554       523,325     37,853,600    1,725,393      2,636,075
                                    ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)           (62,954,586)   (39,363)     (142,404)    32,209,340    1,221,864     10,562,092
                                    ----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options and foreign
  exchange translations                383,695,729    (22,851)      235,773     57,233,682   (2,513,437)     3,536,542
Change in net unrealized
  appreciation/ depreciation on
  investments, options and foreign
  exchange translations              1,505,144,929    249,095     8,130,391    490,364,925   18,149,140     12,601,579
                                    ----------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS       1,888,840,658    226,244     8,366,164    547,598,607   15,635,703     16,138,121
                                    ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS  $1,825,886,072   $186,881    $8,223,760   $579,807,947   $16,857,567   $26,700,213
                                    ==================================================================================

                                                     MARKET
                                    CONVERTIBLE      NEUTRAL
                                        FUND          FUND
----------------------------------  --------------------------
INVESTMENT INCOME
Interest                            $ 21,641,358   $25,755,921
Dividends                             26,869,514    11,731,982
Securities lending income                514,978            --
                                    --------------------------
   Total investment income*           49,025,850    37,487,903
                                    --------------------------
EXPENSES
Investment advisory fees               9,830,619     5,339,750
Distribution fees
   Class A                             1,569,243     1,093,679
   Class B                             2,158,668       527,292
   Class C                             5,043,068     1,965,860
Transfer agent fees                    1,411,435       500,993
Accounting fees                          436,568       244,350
Administration fees                        6,985         6,985
Audit and legal fees                     173,851       134,639
Custodian fees                            99,526        59,884
Printing and mailing fees                526,204       136,534
Registration fees                         76,445        58,118
Trustees' fees                            19,012        19,006
Dividend expense on short
  positions                                   --     2,646,209
Other                                     57,305        40,651
                                    --------------------------
   Total expenses                     21,408,929    12,773,950
   Less expense waived or absorbed            --            --
                                    --------------------------
   Net expenses                       21,408,929    12,773,950
                                    --------------------------
NET INVESTMENT INCOME (LOSS)          27,616,921    24,713,953
                                    --------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on
  investments, options and foreign
  exchange translations               73,896,750    38,861,156
Change in net unrealized
  appreciation/ depreciation on
  investments, options and foreign
  exchange translations              287,014,361     3,720,880
                                    --------------------------
NET GAIN (LOSS) ON INVESTMENTS       360,911,111    42,582,036
                                    --------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS  $388,528,032   $67,295,989
                                    ==========================

 * Net of foreign taxes withheld of $45,228, $3,823, $32,421, $45,780, $1,358,
   $2,519 and $280 for the Growth Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund, respectively.
** The Blue Chip Fund commenced operations on December 1, 2003.

 56             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003

                                                              GROWTH FUND               BLUE CHIP*            VALUE FUND**
                                                    -----------------------------------------------------------------------------
                                                         2004              2003            2004           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                        $  (62,954,586)   $  (27,951,095)   $   (39,363)   $  (142,404)   $   (21,451)
Net realized gain (loss) on investments, options
   and foreign exchange translations                   383,695,729      (305,787,865)       (22,851)       235,773       (259,250)
Change in net unrealized
   appreciation/depreciation on investments,
   options and foreign exchange translations         1,505,144,929       (16,391,091)       249,095      8,130,391       (591,434)
                                                    -----------------------------------------------------------------------------
Net increase(decrease) in net assets resulting
   from operations                                   1,825,886,072      (350,130,051)       186,881      8,223,760       (872,135)
                                                    -----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Class A                                                      --                --             --             --             --
   Class B                                                      --                --             --             --             --
   Class C                                                      --                --             --             --             --
   Class I                                                      --                --             --             --             --
Net realized gains
   Class A                                                      --                --             --             --             --
   Class B                                                      --                --             --             --             --
   Class C                                                      --                --             --             --             --
   Class I                                                      --                --             --             --             --
                                                    -----------------------------------------------------------------------------
      Total distributions                                       --                --             --             --             --
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                      4,070,111,232     1,500,160,677     38,454,918     32,884,435     11,757,954
                                                    -----------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                         5,895,997,304     1,150,030,626     38,641,799     41,108,195     10,885,819
                                                    -----------------------------------------------------------------------------

NET ASSETS
Beginning of period                                  2,649,212,755     1,499,182,129             --     12,135,872      1,250,053
                                                    -----------------------------------------------------------------------------
End of period                                       $8,545,210,059    $2,649,212,755    $38,641,799    $53,244,067    $12,135,872
                                                    =============================================================================
Undistributed net investment income (loss)          $      (16,764)   $    2,888,168    $    (2,492)   $    (9,072)   $        --

 * The Blue Chip Fund commenced operations on December 1, 2003.

** Formerly known as Mid Cap Value Fund.

 58             See accompanying Notes to Financial Statements.

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2004 AND MARCH 31, 2003

                                            GLOBAL GROWTH
      GROWTH AND INCOME FUND               AND INCOME FUND              HIGH YIELD FUND
---------------------------------------------------------------------------------------------
         2004             2003            2004          2003           2004          2003
---------------------------------------------------------------------------------------------
    $   32,209,340   $   21,784,754   $  1,221,864   $ 1,386,956   $ 10,562,092   $ 2,348,437
        57,233,682      (18,837,544)    (2,513,437)   (2,617,729)     3,536,542      (284,480)
       490,364,925      (25,344,911)    18,149,140    (1,130,109)    12,601,579     2,185,405
---------------------------------------------------------------------------------------------
       579,807,947      (22,397,701)    16,857,567    (2,360,882)    26,700,213     4,249,362
---------------------------------------------------------------------------------------------
       (22,187,911)      (9,106,126)       (42,286)      (52,350)    (5,502,786)   (1,050,174)
        (3,020,036)      (1,892,878)        (4,294)       (4,517)    (1,382,498)     (270,783)
        (8,122,003)      (3,792,680)       (22,911)      (20,689)    (3,438,699)     (646,961)
          (486,950)        (139,651)        (2,052)       (3,078)      (178,195)      (74,100)
                --               --                           --                           --
                --               --                           --                           --
                --               --                           --                           --
                --               --                           --                           --
---------------------------------------------------------------------------------------------
       (33,816,900)     (14,931,335)       (71,543)      (80,634)   (10,502,178)   (2,042,018)
     2,107,038,199      834,731,298    122,099,108    20,748,007     86,735,069    77,145,843
---------------------------------------------------------------------------------------------
     2,653,029,246      797,402,262    138,885,132    18,306,491    102,933,104    79,353,187
---------------------------------------------------------------------------------------------

     1,224,372,979      426,970,717     36,499,095    18,192,604     92,027,141    12,673,954
---------------------------------------------------------------------------------------------
    $3,877,402,225   $1,224,372,979   $175,384,227   $36,499,095   $194,960,245   $92,027,141
=============================================================================================
    $   (1,258,749)  $    1,416,426   $ (2,649,060)  $  (515,386)  $    917,134   $   325,721


            CONVERTIBLE FUND               MARKET NEUTRAL FUND
------------------------------------------------------------------
          2004             2003            2004           2003
------------------------------------------------------------------
     $   27,616,921   $   29,766,689   $ 24,713,953   $ 20,426,293
         73,896,750      (43,145,863)    38,861,156     19,501,339
        287,014,361      (53,533,753)     3,720,880       (726,840)
------------------------------------------------------------------
        388,528,032      (66,912,927)    67,295,989     39,200,792
------------------------------------------------------------------
        (18,189,583)      (6,853,879)   (22,779,886)   (14,076,969)
         (4,103,718)      (1,214,226)    (2,269,867)    (1,531,028)
        (11,140,571)      (3,480,346)    (8,719,589)    (5,345,293)
         (1,631,739)        (636,504)    (2,241,780)    (1,299,200)
                 --               --     (9,068,747)       (45,759)
                 --               --     (1,066,036)        (6,461)
                 --               --     (4,109,483)       (21,861)
                 --               --       (858,560)        (4,098)
------------------------------------------------------------------
        (35,065,611)     (12,184,955)   (51,113,948)   (22,330,669)
       (109,962,744)     606,911,416    (98,410,333)   200,699,541
------------------------------------------------------------------
        243,499,677      527,813,534    (82,228,292)   217,569,664
------------------------------------------------------------------
      1,189,045,233      661,231,699    762,013,987    544,444,323
------------------------------------------------------------------
     $1,432,544,910   $1,189,045,233   $679,785,695   $762,013,987
==================================================================
     $  (10,401,609)  $    2,888,168   $  7,958,038   $  6,053,201

                See accompanying Notes to Financial Statements.               59

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of eight series, CALAMOS Growth Fund, CALAMOS Blue Chip Fund, CALAMOS Value Fund (formerly CALAMOS Mid Cap Value Fund) , CALAMOS Growth and Income Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund, CALAMOS Convertible Fund, and CALAMOS Market Neutral Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. Effective December 1, 2003, CALAMOS Blue Chip Fund was offered to investors. The CALAMOS Convertible Fund and CALAMOS Market Neutral Fund are closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of each Fund or any other CALAMOS Fund.

PORTFOLIO VALUATION. In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee thereof.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for March 31st and September 30th, which are recorded on trade date. Net realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Net realized foreign exchange gains/(losses) of $6,247, $(1,695), $(4,310,977), $3,537 and $(9,633,344) incurred respectively by the Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund and net unrealized foreign exchange gains/(losses) of $135, $(1,913), $654,107, $12,673 and $223,215
 60

                         NOTES TO FINANCIAL STATEMENTS

incurred respectively by the Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund are included as a component of net realized gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/depreciation on investments, options, and forward foreign currency contracts, respectively.

OPTION WRITING. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Growth and Income Fund, Convertible Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average daily net assets, 0.70% of the next $500 million of average daily net assets, 0.65% of average daily net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund fee is at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average daily net assets, and 0.80% of average daily net assets in excess of $1 billion. The Blue Chip Fund, Value Fund, and Global Growth and Income Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

Effective April 1, 2004, CAM will receive a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets; 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion. Each Fund will pay its pro rata share of the financial accounting service fee payable to CAM based on relative managed assets of each Fund.

CAM has contractually undertaken to limit normal operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2004. For the year ended March 31, 2004, CAM waived or absorbed expenses of $56,256 and $75,565 for the Blue Chip Fund and Value Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or a distribution fee on certain sales of each Fund's Class A shares. During the year ended March 31, 2004 CFS received commissions and distribution fees of $4,686,920, $31,388, $51,022, $2,432,388,

                         NOTES TO FINANCIAL STATEMENTS

$174,440, $90,515 and $80,772 from the sale of shares of Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund, respectively.

Certain portfolio transactions for the Funds may be executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the year ended March 31, 2004, the Funds paid no brokerage commissions to CFS on purchases and sales of portfolio securities.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $19,969 for the Growth Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund and $2,579 for the Blue Chip Fund and $10,023 for the Value Fund are included in "Other Assets" on the Statement of Assets and Liabilities at March 31, 2004. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the board of trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $621,664, $248,785, $38,289, $705, $1,179,647, and $99,891 for the Growth Fund, Growth and
Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the year ended March 31, 2004 were as follows:

                                                                                                 GLOBAL          HIGH
                                    GROWTH        BLUE CHIP       VALUE        GROWTH AND      GROWTH AND       YIELD
                                     FUND           FUND          FUND        INCOME FUND     INCOME FUND        FUND
-------------------------------------------------------------------------------------------------------------------------
Purchases                       $6,891,184,727   $38,851,441   $34,550,462   $3,289,039,566   $148,137,059   $157,297,644
Proceeds from sales              2,798,664,153     1,072,041     6,589,658    1,200,446,607     39,694,282     64,947,748

                                                   MARKET
                                CONVERTIBLE       NEUTRAL
                                    FUND            FUND
------------------------------  -----------------------------
Purchases                       $908,163,223   $1,189,837,015
Proceeds from sales              969,051,886    1,211,736,654

                         NOTES TO FINANCIAL STATEMENTS

The following information is presented on an income tax basis as of March 31, 2004. Differences between amounts for financial statements and federal income tax purposes are primarily due to differing treatments for contingent payment debt instruments, wash sales deferrals, methods of amortizing premiums and discounts on fixed income securities, and other temporary book/tax differences.

The cost basis of investments for federal income tax purposes at March 31, 2004 was as follows:

                                                                                        GLOBAL          HIGH
                           GROWTH        BLUE CHIP       VALUE        GROWTH AND      GROWTH AND       YIELD        CONVERTIBLE
                            FUND           FUND          FUND        INCOME FUND     INCOME FUND        FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
Cost basis of
  investments          $9,495,975,674   $38,651,031   $45,026,550   $4,514,080,987   $157,073,497   $229,830,379   $1,465,149,654
Gross unrealized
  appreciation          1,759,548,786     1,403,436     8,219,724      516,555,782     19,324,388     15,936,469      256,361,239
Gross unrealized
  depreciation           (168,123,467)   (1,156,822)     (675,831)     (35,607,200)    (2,051,409)      (787,031)      (3,299,640)
Net unrealized
  appreciation
  (depreciation)        1,591,425,319       246,614     7,543,893      480,948,582     17,272,979     15,149,438      253,061,599

                          MARKET
                         NEUTRAL
                          FUND*
---------------------  ------------
Cost basis of
  investments          $641,527,148
Gross unrealized
  appreciation           60,534,134
Gross unrealized
  depreciation          (52,157,455)
Net unrealized
  appreciation
  (depreciation)          8,376,679

*  Cost basis of investments for Market Neutral Fund is net of short positions.

NOTE 4 - INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments, net operating losses and methods of amortizing discounts on fixed income securities. Financial records are not adjusted for temporary differences.

For the year ended March 31, 2004, the funds recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

                                                                                           GLOBAL        HIGH
                                       GROWTH      BLUE CHIP     VALUE     GROWTH AND    GROWTH AND      YIELD     CONVERTIBLE
                                        FUND         FUND        FUND      INCOME FUND   INCOME FUND     FUND         FUND
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                     $(63,178,233)  $(36,871)   $(125,469)           --   $  (950,203)         --            --
Accumulated undistributed/
  (overdistributed) net investment
  income                              62,937,822     36,871      133,332    (1,067,615)   (3,283,995)    531,499    (5,841,087)
Accumulated net realized
  gain/(loss) on investments             240,411         --       (7,863)    1,067,615     4,234,198    (531,499)    5,841,087

                                       MARKET
                                      NEUTRAL
                                        FUND
----------------------------------  ------------
Paid-in capital                     $       (978)
Accumulated undistributed/
  (overdistributed) net investment
  income                              13,202,006
Accumulated net realized
  gain/(loss) on investments         (13,201,028)

                         NOTES TO FINANCIAL STATEMENTS

Distributions during the fiscal years ended March 31, 2004 and March 31, 2003 were characterized for income tax purposes as follows:

                                                         GROWTH              BLUE CHIP
                                                          FUND                 FUND                 VALUE FUND
                                                  --------------------       ---------       -------------------------
                                                  2004         2003            2004            2004            2003*
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                        --           --              --              --              --
    Class B                                        --           --              --              --              --
    Class C                                        --           --              --              --              --
    Class I                                        --           --              --              --              --
                                                  --------------------------------------------------------------------
                                                   --           --              --              --              --
                                                  --------------------------------------------------------------------
  LONG-TERM CAPITAL GAIN
    Class A                                        --           --              --              --              --
    Class B                                        --           --              --              --              --
    Class C                                        --           --              --              --              --
    Class I                                        --           --              --              --              --
                                                  --------------------------------------------------------------------
                                                   --           --              --              --              --
                                                  --------------------------------------------------------------------

                                                           GROWTH AND
                                                           INCOME FUND
                                                  -----------------------------
                                                     2004              2003
------------------------------------------------  -----------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                       $22,187,911       $ 9,106,126
    Class B                                         3,020,036         1,892,878
    Class C                                         8,122,003         3,792,680
    Class I                                           486,950           139,651
                                                  -----------------------------
                                                  $33,816,900       $14,931,335
                                                  -----------------------------
  LONG-TERM CAPITAL GAIN
    Class A                                                --                --
    Class B                                                --                --
    Class C                                                --                --
    Class I                                                --                --
                                                  -----------------------------
                                                           --                --
                                                  -----------------------------

                            GLOBAL GROWTH                     HIGH YIELD                         CONVERTIBLE
                           AND INCOME FUND                       FUND                               FUND
                       -----------------------       ----------------------------       -----------------------------
                        2004           2003             2004              2003             2004              2003
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A                 --        $52,350        $ 5,502,786       $1,050,174       $18,189,583       $ 6,853,879
    Class B                 --          4,517          1,382,498          270,783         4,103,718         1,214,226
    Class C                 --         20,689          3,438,699          646,961        11,140,571         3,480,346
    Class I                 --          3,078            178,195           74,100         1,631,789           636,504
                       ----------------------------------------------------------------------------------------------
                            --        $80,634        $10,502,178       $2,042,018       $35,065,661       $12,184,955
                       ----------------------------------------------------------------------------------------------
  LONG-TERM CAPITAL
    GAIN
    Class A            $42,286             --                 --               --                --                --
    Class B              4,294             --                 --               --                --                --
    Class C             22,911             --                 --               --                --                --
    Class I              2,052             --                 --               --                --                --
                       ----------------------------------------------------------------------------------------------
                       $71,543             --                 --               --                --                --
                       ----------------------------------------------------------------------------------------------

                                  MARKET
                               NEUTRAL FUND
                       -----------------------------
                          2004              2003
---------------------  -----------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A            $31,848,633       $14,122,729
    Class B              3,335,903         1,537,489
    Class C             12,829,072         5,367,153
    Class I              3,100,340         1,303,298
                       -----------------------------
                       $51,113,948       $22,330,669
                       -----------------------------
  LONG-TERM CAPITAL
    GAIN
    Class A                     --                --
    Class B                     --                --
    Class C                     --                --
    Class I                     --                --
                       -----------------------------
                                --                --
                       -----------------------------

*  Formerly known as Mid Cap Value Fund.
As of March 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                        GLOBAL           HIGH
                           GROWTH        BLUE CHIP       VALUE        GROWTH AND      GROWTH AND        YIELD        CONVERTIBLE
                            FUND           FUND          FUND        INCOME FUND      INCOME FUND        FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
Undistributed
  ordinary income      $           --   $        --   $        --   $   29,611,185   $          --   $  1,030,758   $   21,814,470
Undistributed capital
  gains                            --            --            --        8,123,020         104,901      2,434,909       17,431,834
                       -----------------------------------------------------------------------------------------------------------
Total undistributed
  earnings                         --            --            --       37,734,205         104,901      3,465,667       39,246,304
Accumulated capital
  and other losses        (11,154,218)      (20,360)      (28,858)          (9,583)     (2,124,751)            --       (3,375,205)
Unrealized
  gain/(losses)         1,591,425,319       246,614     7,543,893      480,948,582      17,272,979     15,149,438      253,061,599
                       -----------------------------------------------------------------------------------------------------------
Total accumulated
  earnings/(losses)     1,580,271,101       226,254     7,515,035      518,673,204      15,253,129     18,615,105      288,932,698
Other                         (16,764)       (2,502)       (9,072)         (16,764)        (16,764)       (16,764)         (16,764)
Paid-in capital         6,964,955,722    38,418,047    45,738,104    3,358,745,785     160,147,862    176,361,904    1,143,628,976
                       -----------------------------------------------------------------------------------------------------------
                       $8,545,210,059   $38,641,799   $53,244,067   $3,877,402,225   $ 175,384,227   $194,960,245   $1,432,544,910
                       -----------------------------------------------------------------------------------------------------------

                          MARKET
                         NEUTRAL
                           FUND
---------------------  ------------
Undistributed
  ordinary income      $ 30,535,208
Undistributed capital
  gains                          --
                       ------------
Total undistributed
  earnings               30,535,208
Accumulated capital
  and other losses               --
Unrealized
  gain/(losses)           8,376,679
                       ------------
Total accumulated
  earnings/(losses)      38,911,887
Other                       (16,764)
Paid-in capital         640,890,572
                       ------------
                       $679,785,695
                       ------------

The funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the tax year ended March 31, 2004 the funds utilized capital loss as follows:

                                                                                        GLOBAL           HIGH
                           GROWTH        BLUE CHIP       VALUE        GROWTH AND      GROWTH AND        YIELD        CONVERTIBLE
                            FUND           FUND          FUND        INCOME FUND      INCOME FUND        FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
                       $  216,903,211            --   $    36,172   $   14,057,200   $   1,292,657   $    532,582   $   27,020,140

                          MARKET
                         NEUTRAL
                           FUND
---------------------  ------------
                                 --

                         NOTES TO FINANCIAL STATEMENTS

As of March 31, 2004, the funds had capital loss carryforwards which, if not used, will expire as follows:

                                                                                        GLOBAL      HIGH                  MARKET
                                     GROWTH      BLUE CHIP    VALUE     GROWTH AND    GROWTH AND    YIELD   CONVERTIBLE   NEUTRAL
                                      FUND         FUND        FUND     INCOME FUND   INCOME FUND   FUND       FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
2011                              $(11,154,218)  $     --    $(28,858)    $    --     $        --    $--    $        --     $--
                                  -----------------------------------------------------------------------------------------------
                                   (11,154,218)        --     (28,858)         --              --     --             --      --
                                  -----------------------------------------------------------------------------------------------

The funds had deferred post-October losses occurring subsequent to October 31, 2003. For tax purposes, such losses will be treated as having occurred on April 1, 2004. As of March 31, 2004, post-October losses are as follows:

                                                                                        GLOBAL      HIGH                  MARKET
                                     GROWTH      BLUE CHIP    VALUE     GROWTH AND    GROWTH AND    YIELD   CONVERTIBLE   NEUTRAL
                                      FUND         FUND        FUND     INCOME FUND   INCOME FUND   FUND       FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
Capital                           $         --   $(20,360)   $     --     $    --     $  (507,072)   $--    $        --     $--
Currency                                    --         --          --      (9,583)     (1,617,679)    --     (3,375,205)     --
                                  -----------------------------------------------------------------------------------------------
                                            --    (20,360)         --      (9,583)     (2,124,751)    --     (3,375,205)     --
                                  -----------------------------------------------------------------------------------------------

NOTE 5 - SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the year ended March 31, 2004, the Market Neutral Fund incurred net losses of $105,749,841 on short sales that were classified as net realized gain (loss) on investments, options and foreign currency contracts. No other Fund engaged in short sales during the year ended March 31, 2004.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at March 31, 2004, was a multinational bank.

As of March 31, 2004 the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT       LOCAL         CURRENT      UNREALIZED
                                                                   DATE        CURRENCY         VALUE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                               4/22/2004       1,100,000    $   837,532     $   4,188
British Pound Sterling                                          4/22/2004       8,710,000     15,976,011      (114,313)
Canadian Dollar                                                 4/22/2004       1,620,000      1,231,899         7,486
Danish Krone                                                    4/22/2004      19,250,000      3,175,853        41,642
Euro                                                            4/22/2004      25,925,000     31,836,625       721,959
Hong Kong Dollar                                                4/22/2004      19,950,000      2,562,423        11,638
Japanese Yen                                                    4/22/2004     895,000,000      8,610,722      (218,599)
Norwegian Kroner                                                4/22/2004       9,160,000      1,333,931        (3,389)
South Korean Won                                                4/22/2004     708,000,000        616,503       (24,955)
Swedish Krona                                                   4/22/2004       9,750,000      1,292,386        39,377
Swiss Franc                                                     4/22/2004      13,500,000     10,665,014       213,077
Taiwanese Dollar                                                4/22/2004      46,675,000      1,421,167       (28,521)
                                                                                                             ---------
                                                                                                             $ 649,590

                         NOTES TO FINANCIAL STATEMENTS

As of March 31, 2004 the Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT      LOCAL         CURRENT      UNREALIZED
                                                                   DATE        CURRENCY        VALUE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                               4/22/2004     14,800,000    $11,268,618     $  56,342
British Pound Sterling                                          4/22/2004     12,300,000     22,560,842      (238,187)
Euro                                                            4/22/2004      4,425,000      5,434,024       129,352
Swiss Franc                                                     4/22/2004     17,875,000     14,121,269       276,869
                                                                                                            ---------
                                                                                                            $ 224,376

NOTE 7 - OPTIONS TRANSACTIONS
The Funds may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Net realized gain on option transactions were $13,820,976 for the Market Neutral Fund. Transactions in options written during the year ended March 31, 2004 for the Market Neutral Fund were as follows:

                                                                NUMBER OF    PREMIUMS
                                                                CONTRACTS    RECEIVED
-------------------------------------------------------------------------------------
Options outstanding at March 31, 2003                              450       $ 90,897
Options written                                                     --             --
Options closed                                                    (450)       (90,897)
                                                                ---------------------
Options outstanding at March 31, 2004                               --       $     --
                                                                ---------------------

NOTE 8 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

Each Fund earns interest on its average daily balance deposited with its custodian. During the year ended March 31, 2004, the Growth Fund, Value Fund, Growth and Income Fund, High Yield Fund, Convertible Fund and Market Neutral Fund earned $32,107, $154, $23,433, $3,073, $12,337 and $1,885,859,
respectively.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 9 -CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                        GROWTH FUND                 BLUE CHIP FUND*               VALUE FUND**
                               -----------------------------    ------------------------    ------------------------
  YEAR ENDED MARCH 31, 2004      SHARES          DOLLARS         SHARES        DOLLARS       SHARES        DOLLARS
--------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     87,108,115    $3,679,313,560    2,860,819    $29,262,419    2,698,438    $27,863,407
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed           (21,345,185)     (888,844,281)     (86,089)      (880,497)    (358,650)    (3,591,999)
                               -------------------------------------------------------------------------------------
Increase (Decrease)             65,762,930    $2,790,469,279    2,774,730    $28,381,922    2,339,788    $24,271,408
                               -------------------------------------------------------------------------------------

B SHARES
Shares Sold                      8,414,278    $  366,363,825      382,943    $ 3,913,278      293,487    $ 3,060,251
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed              (816,240)      (36,008,849)      (2,906)       (29,626)     (16,269)      (169,503)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              7,598,038    $  330,354,976      380,037    $ 3,883,652      277,218    $ 2,890,748
                               -------------------------------------------------------------------------------------

C SHARES
Shares Sold                     25,041,881    $1,026,205,700      511,253    $ 5,211,416      605,739    $ 6,315,492
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed            (3,170,155)     (130,337,895)     (40,666)      (413,096)    (104,233)    (1,055,767)
                               -------------------------------------------------------------------------------------
Increase (Decrease)             21,871,726    $  895,867,805      470,587    $ 4,798,320      501,506    $ 5,259,725
                               -------------------------------------------------------------------------------------

I SHARES
Shares Sold                      1,261,064    $   60,026,775      138,840    $ 1,391,327       48,221    $   504,960
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed              (163,572)       (6,607,603)         (30)          (303)      (4,094)       (42,406)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              1,097,492    $   53,419,172      138,810    $ 1,391,024       44,127    $   462,554
                               -------------------------------------------------------------------------------------
Total Increase (Decrease)       96,330,186    $4,070,111,232    3,764,164    $38,454,918    3,162,639    $32,884,435
                               -------------------------------------------------------------------------------------

                                  GROWTH AND INCOME FUND
                               ----------------------------
  YEAR ENDED MARCH 31, 2004      SHARES         DOLLARS
-----------------------------  ----------------------------
A SHARES
Shares Sold                    52,279,707    $1,380,941,090
Shares Issued in reinvestment
  of distributions                750,584        20,306,026
Less Shares Redeemed           (9,644,059)     (257,527,928)
                               ----------------------------
Increase (Decrease)            43,386,232    $1,143,719,188
                               ----------------------------
B SHARES
Shares Sold                     9,508,660    $  272,754,602
Shares Issued in reinvestment
  of distributions                 84,320         2,515,958
Less Shares Redeemed           (1,155,167)      (33,900,812)
                               ----------------------------
Increase (Decrease)             8,437,813    $  241,369,748
                               ----------------------------
C SHARES
Shares Sold                    29,380,840    $  778,455,238
Shares Issued in reinvestment
  of distributions                260,626         7,109,265
Less Shares Redeemed           (3,198,183)      (86,648,599)
                               ----------------------------
Increase (Decrease)            26,443,283    $  698,915,904
                               ----------------------------
I SHARES
Shares Sold                       929,249    $   25,031,080
Shares Issued in reinvestment
  of distributions                  9,974           266,343
Less Shares Redeemed              (88,133)       (2,264,064)
                               ----------------------------
Increase (Decrease)               851,090    $   23,033,359
                               ----------------------------
Total Increase (Decrease)      79,118,418    $2,107,038,199
                               ----------------------------

                                    GLOBAL GROWTH
                                   AND INCOME FUND               HIGH YIELD FUND               CONVERTIBLE FUND
                              --------------------------    --------------------------    ---------------------------
YEAR ENDED MARCH 31, 2004       SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS
---------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                   15,423,417    $114,338,886    11,350,772    $118,580,961     4,660,268    $  84,173,898
Shares Issued in
  reinvestment of
  distributions                    5,322          37,202       433,265       4,586,911       771,159       15,943,035
Less Shares Redeemed          (7,163,919)    (51,426,087)   (7,471,159)    (78,503,450)   (9,120,481)    (180,689,587)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            8,264,820    $ 62,950,001     4,312,878    $ 44,664,422    (3,689,054)   $ (80,572,654)
                              ---------------------------------------------------------------------------------------

B SHARES
Shares Sold                    1,440,554    $ 11,550,771     1,343,998    $ 14,308,147       727,714    $  14,492,164
Shares Issued in
  reinvestment of
  distributions                      429           3,164        68,315         744,094       130,720        3,043,775
Less Shares Redeemed            (175,135)     (1,390,900)     (454,908)     (4,897,659)     (912,234)     (20,718,797)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            1,265,848    $ 10,163,035       957,405    $ 10,154,582       (53,800)   $  (3,182,858)
                              ---------------------------------------------------------------------------------------

C SHARES
Shares Sold                    6,661,288    $ 50,432,268     4,234,321    $ 44,998,497     2,411,305    $  42,992,575
Shares Issued in
  reinvestment of
  distributions                    2,155          15,048       221,383       2,388,546       422,568        8,785,475
Less Shares Redeemed            (538,698)     (3,995,838)   (1,442,791)    (15,605,163)   (3,909,871)     (78,719,029)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            6,124,745    $ 46,451,478     3,012,913    $ 31,781,880    (1,075,998)   $ (26,940,979)
                              ---------------------------------------------------------------------------------------

I SHARES
Shares Sold                      349,176    $  2,572,929        36,081    $    362,407       349,777    $   6,100,505
Shares Issued in
  reinvestment of
  distributions                      294           2,052        16,857         178,195        16,711          331,256
Less Shares Redeemed              (5,454)        (40,387)      (39,178)       (406,417)     (298,938)      (5,698,014)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)              344,016    $  2,534,594        13,760    $    134,185        67,550    $     733,747
                              ---------------------------------------------------------------------------------------
Total Increase (Decrease)     15,999,429    $122,099,108     8,296,956    $ 86,735,069    (4,751,302)   $(109,962,744)
                              ---------------------------------------------------------------------------------------


                                  MARKET NEUTRAL FUND
                              ---------------------------
YEAR ENDED MARCH 31, 2004       SHARES         DOLLARS
----------------------------  ---------------------------
A SHARES
Shares Sold                    1,238,482    $  17,792,772
Shares Issued in
  reinvestment of
  distributions                2,189,393       31,195,466
Less Shares Redeemed          (8,312,948)    (119,232,621)
                              ---------------------------
Increase (Decrease)           (4,885,073)   $ (70,244,383)
                              ---------------------------
B SHARES
Shares Sold                          146    $       2,156
Shares Issued in
  reinvestment of
  distributions                  181,283        2,674,074
Less Shares Redeemed            (588,622)      (8,724,873)
                              ---------------------------
Increase (Decrease)             (407,193)   $  (6,048,643)
                              ---------------------------
C SHARES
Shares Sold                        3,419    $      49,622
Shares Issued in
  reinvestment of
  distributions                  713,447       10,287,339
Less Shares Redeemed          (2,298,544)     (33,346,033)
                              ---------------------------
Increase (Decrease)           (1,581,678)   $ (23,009,072)
                              ---------------------------
I SHARES
Shares Sold                       74,936    $   1,078,674
Shares Issued in
  reinvestment of
  distributions                  214,085        3,032,983
Less Shares Redeemed            (226,607)      (3,219,892)
                              ---------------------------
Increase (Decrease)               62,414    $     891,765
                              ---------------------------
Total Increase (Decrease)     (6,811,530)   $ (98,410,333)
                              ---------------------------

 * The Blue Chip Fund commenced operations on December 1, 2003.
** Formerly known as Mid Cap Value Fund

                         NOTES TO FINANCIAL STATEMENTS

                                                      GROWTH FUND                 VALUE FUND**           GROWTH AND INCOME FUND
                                              ----------------------------   -----------------------   --------------------------
YEAR ENDED MARCH 31, 2003                       SHARES         DOLLARS        SHARES       DOLLARS       SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                                    51,653,151   $1,729,718,943   1,190,568   $ 9,684,666   21,587,889   $ 484,476,636
Shares Issued in reinvestment of
  distributions                                        --               --          --            --      354,034       7,903,149
Less Shares Redeemed                          (23,122,495)    (757,422,176)    (92,330)     (733,987)  (4,721,254)   (105,135,415)
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                            28,530,656   $  972,296,767   1,098,238   $ 8,950,679   17,220,669   $ 387,244,370
                                              -----------------------------------------------------------------------------------
B SHARES
Shares Sold                                     5,197,077   $  185,030,653      79,037   $   657,033    6,668,371   $ 165,273,747
Shares Issued in reinvestment of
  distributions                                        --               --          --            --       64,653       1,591,158
Less Shares Redeemed                             (963,641)     (32,720,159)    (13,111)     (102,704)    (680,617)    (16,617,807)
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                             4,233,436   $  152,310,494      65,926   $   554,329    6,052,407   $ 150,247,098
                                              -----------------------------------------------------------------------------------
C SHARES
Shares Sold                                    12,852,705   $  426,241,559     161,564   $ 1,339,879   13,887,487   $ 314,682,785
Shares Issued in reinvestment of
  distributions                                        --               --          --            --      144,965       3,263,710
Less Shares Redeemed                           (2,954,457)     (93,708,978)    (47,234)     (394,180)  (1,509,977)    (33,817,555)
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                             9,898,248   $  332,532,581     114,330   $   945,699   12,522,475   $ 284,128,940
                                              -----------------------------------------------------------------------------------
I SHARES
Shares Sold                                     1,191,353   $   43,440,735     175,293   $ 1,325,203      625,565   $  13,876,366
Shares Issued in reinvestment of
  distributions                                        --               --          --            --        5,267         115,167
Less Shares Redeemed                              (12,393)        (419,900)     (2,324)      (17,956)     (41,154)       (880,643)
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                             1,178,960   $   43,020,835     172,969   $ 1,307,247      589,678   $  13,110,890
                                              -----------------------------------------------------------------------------------
Total Increase (Decrease)                      43,841,300   $1,500,160,677   1,451,463   $11,757,954   36,385,229   $ 834,731,298
                                              -----------------------------------------------------------------------------------

                                   GLOBAL GROWTH AND
                                      INCOME FUND                 HIGH YIELD FUND               CONVERTIBLE FUND
                               --------------------------    --------------------------    ---------------------------
  YEAR ENDED MARCH 31, 2003      SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS
----------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     4,172,656    $ 26,750,436     5,263,227    $ 48,821,257    23,369,883    $ 412,641,239
Shares Issued in reinvestment
  of distributions                  6,528          43,210        96,071         886,394       347,497        5,976,059
Less Shares Redeemed           (2,597,880)    (16,475,911)   (1,359,681)    (12,663,862)   (8,265,616)    (144,801,408)
                               ---------------------------------------------------------------------------------------
Increase (Decrease)             1,581,304    $ 10,317,735     3,999,617    $ 37,043,789    15,451,764    $ 273,815,890
                               ---------------------------------------------------------------------------------------

B SHARES
Shares Sold                       573,989    $  3,979,485     1,330,036    $ 12,701,959     5,992,455    $ 118,148,077
Shares Issued in reinvestment
  of distributions                    510           3,587        14,676         139,203        45,904          882,764
Less Shares Redeemed             (282,425)     (1,925,996)     (101,918)       (954,068)     (865,610)     (16,864,692)
                               ---------------------------------------------------------------------------------------
Increase (Decrease)               292,074    $  2,057,076     1,242,794    $ 11,887,094     5,172,749    $ 102,166,149
                               ---------------------------------------------------------------------------------------

C SHARES
Shares Sold                     1,429,964    $  9,270,446     3,078,589    $ 29,296,313    15,534,479    $ 275,233,672
Shares Issued in reinvestment
  of distributions                  2,109          14,019        45,037         424,789       162,094        2,793,025
Less Shares Redeemed             (231,103)     (1,475,462)     (386,478)     (3,657,604)   (3,009,049)     (52,961,546)
                               ---------------------------------------------------------------------------------------
Increase (Decrease)             1,200,970    $  7,809,003     2,737,148    $ 26,063,498    12,687,524    $ 225,065,151
                               ---------------------------------------------------------------------------------------

I SHARES
Shares Sold                       897,103    $  5,733,514       255,075    $  2,328,920       609,751    $  10,366,091
Shares Issued in reinvestment
  of distributions                    467           3,078         8,028          74,100         8,130          134,136
Less Shares Redeemed             (805,666)     (5,172,399)      (26,581)       (251,558)     (274,902)      (4,636,001)
                               ---------------------------------------------------------------------------------------
Increase (Decrease)                91,904    $    564,193       236,522    $  2,151,462       342,979    $   5,864,226
                               ---------------------------------------------------------------------------------------
Total Increase (Decrease)       3,166,252    $ 20,748,007     8,216,081    $ 77,145,843    33,655,016    $ 606,911,416
                               ---------------------------------------------------------------------------------------


                                  MARKET NEUTRAL FUND
                               --------------------------
  YEAR ENDED MARCH 31, 2003      SHARES        DOLLARS
-----------------------------  --------------------------
A SHARES
Shares Sold                    16,352,299    $229,617,124
Shares Issued in reinvestment
  of distributions                886,025      12,462,144
Less Shares Redeemed           (6,806,463)    (94,872,289)
                               --------------------------
Increase (Decrease)            10,431,861    $147,206,979
                               --------------------------
B SHARES
Shares Sold                       914,500    $ 13,212,413
Shares Issued in reinvestment
  of distributions                 83,763       1,216,148
Less Shares Redeemed             (454,196)     (6,531,145)
                               --------------------------
Increase (Decrease)               544,067    $  7,897,416
                               --------------------------
C SHARES
Shares Sold                     4,776,121    $ 67,864,431
Shares Issued in reinvestment
  of distributions                299,952       4,263,114
Less Shares Redeemed           (2,397,904)    (33,741,685)
                               --------------------------
Increase (Decrease)             2,678,169    $ 38,385,860
                               --------------------------
I SHARES
Shares Sold                       724,190    $ 10,165,571
Shares Issued in reinvestment
  of distributions                 92,057       1,284,062
Less Shares Redeemed             (308,955)     (4,240,347)
                               --------------------------
Increase (Decrease)               507,292    $  7,209,286
                               --------------------------
Total Increase (Decrease)      14,161,389    $200,699,541
                               --------------------------

** Formerly known as Mid Cap Value Fund

                         NOTES TO FINANCIAL STATEMENTS

NOTE 10 - SECURITIES LENDING

Each Fund could lend certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which each Fund lends securities. At March 31, 2004, the Growth Fund, Growth and Income Fund, High Yield Fund and Convertible Fund had securities valued at $2,446,192,764, $1,036,280,472, $49,415,115 and
$251,130,572 that were on loan to broker-dealers and banks and the Growth Fund, Growth and Income Fund, High Yield Fund and Convertible Fund had $2,541,054,575, $1,115,163,974, $51,453,954 and $274,876,519 respectively, in cash collateral.

NOTE 11 - OTHER

REDEMPTION FEE. Effective March 1, 2004 a redemption of Class A shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.

For shares held through intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with a Fund. However, due to operational requirements and/or limitations, certain intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Funds. In addition, certain intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Funds cannot always monitor the imposition of redemption fees on shares that are purchased through intermediaries or held in omnibus accounts. If you purchased shares through an intermediary, you should contact the intermediary for information on how the redemption fee may be applied to your shares.

Each Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time. The redemption fees are recorded in paid in capital.

For the period ended March 31, 2004, the redemption fees charged by the Funds were as follows:

                                                                                   GLOBAL        HIGH                     MARKET
                                  GROWTH    BLUE CHIP    VALUE    GROWTH AND     GROWTH AND      YIELD     CONVERTIBLE    NEUTRAL
                                   FUND       FUND       FUND     INCOME FUND    INCOME FUND     FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A                           $9,840      $  --      $ --       $2,700          $   2       $17,208       $  --        $  --
Class I                               49         --        --           89             --            --          --           --

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                       Class A
                            -------------------------------------------------------------

                                                Year Ended March 31,
                            -------------------------------------------------------------
                               2004          2003          2002         2001       2000
-----------------------------------------------------------------------------------------
Net asset value, beginning
 of period                  $    31.68    $    37.64    $    37.04    $  48.17    $ 23.51
                            ----------    ----------    ----------    --------    -------
Income from investment
 operations:
Net investment income
 (loss)                          (0.14)*       (0.37)*       (0.41)*     (0.27)*    (0.56)
Net realized and
 unrealized gain (loss) on
 investments                     16.08         (5.59)         1.01       (5.87)     28.35
                            ----------    ----------    ----------    --------    -------
 Total from investment
  operations                     15.94         (5.96)         0.60       (6.14)     27.79
-----------------------------------------------------------------------------------------
Capital contribution from
 Advisor                            --            --            --          --         --
Distributions:
Dividends from net
 investment income                  --            --            --          --         --
Dividends from net
 realized gains                     --            --            --       (4.99)     (3.13)
Distributions from capital
 contributions                      --            --            --          --         --
                            ----------    ----------    ----------    --------    -------
 Total distributions                --            --            --       (4.99)     (3.13)
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $    47.62    $    31.68    $    37.64    $  37.04    $ 48.17
-----------------------------------------------------------------------------------------
Total Return(a)(b)                50.3%        (15.8)%         1.6%      (14.2)%    123.4%
-----------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000)                      $5,789,210    $1,768,431    $1,027,091    $140,353    $40,102
Ratio of net expenses to
 average net assets               1.31%         1.40%         1.55%       1.47%      2.00%
Ratio of net investment
 income to average net
 assets                          (0.96)%       (1.12)%       (1.12)%     (0.66)%    (1.69)%
Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor                      1.31%         1.40%         1.55%       1.47%      2.38%
-----------------------------------------------------------------------------------------

                                                 Class B
                            -------------------------------------------------
                                                                September 11,
                                                                    2000
                                  Year Ended March 31,             through
                            --------------------------------      March 31,
                              2004        2003        2002          2001
--------------------------  -------------------------------------------------
Net asset value, beginning
 of period                  $  33.24    $  39.79    $  39.45       $ 50.67
                            --------    --------    --------       -------
Income from investment
 operations:
Net investment income
 (loss)                        (0.32)*     (0.65)*     (0.47)*       (0.31)*
Net realized and
 unrealized gain (loss) on
 investments                   16.67       (5.90)       0.81        (10.02)
                            --------    --------    --------       -------
 Total from investment
  operations                   16.35       (6.55)       0.34        (10.33)
-----------------------------------------------------------------------------------------
Capital contribution from
 Advisor                          --          --          --          3.77
Distributions:
Dividends from net
 investment income                --          --          --            --
Dividends from net
 realized gains                   --          --          --         (0.89)
Distributions from capital
 contributions                    --          --          --         (3.77)
                            --------    --------    --------       -------
 Total distributions              --          --          --         (4.66)
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  49.59    $  33.24    $  39.79       $ 39.45
-----------------------------------------------------------------------------------------
Total Return(a)(b)              49.2%      (16.5)%       0.9%        (13.0)%
-----------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000)                      $749,897    $250,121    $130,934       $ 7,158
Ratio of net expenses to
 average net assets             2.06%       2.15%       2.30%         2.22%**
Ratio of net investment
 income to average net
 assets                        (1.71)%     (1.87)%     (1.87)%       (1.41%)**
Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor                    2.06%       2.15%       2.30%         3.39%**
-----------------------------------------------------------------------------------------

                                                Year Ended March 31,
                            -------------------------------------------------------------
                               2004          2003          2002         2001       2000
-----------------------------------------------------------------------------------------
Portfolio turnover rate           53.7%         60.5%         78.8%       90.9%     175.3%
-----------------------------------------------------------------------------------------


(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2% -20.6% -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
 *  Net investment income allocated based on average shares method.
**  Annualized

                     Class C
--------------------------------------------------
                     Year Ended March 31,
--------------------------------------------------------------
       2004        2003         2002        2001        2000
--------------------------------------------------------------
    $    30.94   $  37.03     $  36.72     $ 47.16     $ 23.18
    ----------   --------     --------     -------     -------
         (0.28)*    (0.61)*      (0.68)*     (0.56)*     (1.55)
         15.49      (5.48)        0.99       (5.82)      28.66
    ----------   --------     --------     -------     -------
         15.21      (6.09)        0.31       (6.38)      27.11
--------------------------------------------------------------
            --         --           --        0.61          --
            --         --           --          --          --
            --         --           --       (4.06)      (3.13)
            --         --           --       (0.61)         --
    ----------   --------     --------     -------     -------
            --         --           --       (4.67)      (3.13)
--------------------------------------------------------------
    $    46.15   $  30.94     $  37.03     $ 36.72     $ 47.16
--------------------------------------------------------------
          49.2%     (16.5)%        0.8%      (13.4%)     122.2%
--------------------------------------------------------------
    $1,882,171   $585,040     $333,734     $52,463     $ 6,017
          2.06%      2.15%        2.30%       2.22%       2.50%
         (1.71)%    (1.87)%      (1.87)%     (1.41)%     (2.19)%
          2.06%      2.15%        2.30%       2.52%       2.88%
--------------------------------------------------------------

                          Class I
---  --------------------------------------------------
                    Year Ended March 31,
---  --------------------------------------------------
       2004      2003      2002        2001       2000
---  --------------------------------------------------
     $  33.38   $ 39.56   $ 38.83     $48.73     $23.71
     --------   -------   -------     ------     ------
        (0.13)*   (0.30)*   (0.34)*    (0.18)*    (0.39)
        17.05     (5.88)     1.07      (6.10)     28.54
     --------   -------   -------     ------     ------
        16.92     (6.18)     0.73      (6.28)     28.15
--------------------------------------------------------------
           --        --        --       1.04         --
           --        --        --         --         --
           --        --        --      (3.62)     (3.13)
           --        --        --      (1.04)        --
     --------   -------   -------     ------     ------
           --        --        --      (4.66)     (3.13)
--------------------------------------------------------------
     $  50.30   $ 33.38   $ 39.56     $38.83     $48.73
--------------------------------------------------------------
         50.7%    (15.6)%     1.9%     (11.6)%    123.9%
--------------------------------------------------------------
     $123,933   $45,620   $ 7,424     $7,053     $4,011
         1.06%     1.15%     1.30%      1.22%      1.50%
        (0.71)%   (0.87)%   (0.87)%    (0.41)%    (1.19)%
         1.06%     1.15%     1.30%      1.86%      1.88%
--------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS BLUE CHIP

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                Class A       Class B       Class C       Class I
                                                              -----------   -----------   -----------   -----------
                                                              December 1,   December 1,   December 1,   December 1,
                                                                 2003          2003          2003          2003
                                                                through       through       through       through
                                                               March 31,     March 31,     March 31,     March 31,
                                                                 2004          2004          2004          2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00       $10.00        $10.00        $10.00
                                                                -------       ------        ------        ------
Income from investment operations:
 Net investment income (loss)                                     (0.01)       (0.02)        (0.02)           --
 Net realized and unrealized gain (loss) on investments            0.28         0.27          0.27          0.28
                                                                -------       ------        ------        ------
  Total from investment operations                                 0.27         0.25          0.25          0.28
-------------------------------------------------------------------------------------------------------------------
  Total distributions                                                --           --            --            --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 10.27       $10.25        $10.25        $10.28
-------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                    2.7%         2.5%          2.5%          2.8%
-------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                                $28,499       $3,894        $4,822        $1,427
 Ratio of net expenses to average net assets                       1.75%*       2.50%*        2.50%*        1.50%*
 Ratio of net investment income to average net assets             (0.42)%*     (1.17)%*      (1.17)%*      (0.17)%*
 Ratio of gross expenses to average net assets prior to
 waiver of expenses by the advisor                                 2.56%*       3.31%*        3.31%*        2.31%*
-------------------------------------------------------------------------------------------------------------------

                                                              December 1,
                                                                2003
                                                               through
                                                              March 31,
                                                                2004
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             4.3%
-------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
 *  Annualized

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS

CALAMOS VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                          Class A
                                                              -------------------------------
                                                                                   January 2,
                                                                 Year Ended           2002
                                                                  March 31,         through
                                                              -----------------    March 31,
                                                               2004       2003        2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.70    $ 9.89      $10.00
Income from investment operations:
 Net investment income (loss)                                   (0.02)    (0.01)         --
 Net realized and unrealized gain (loss) on investments          3.59     (2.18)      (0.11)
                                                              -------    ------      ------
 Total from investment operations                                3.57     (2.19)      (0.11)
---------------------------------------------------------------------------------------------
 Total distributions                                               --        --          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.27    $ 7.70      $ 9.89
---------------------------------------------------------------------------------------------
Total Return (a)                                                 46.4%    (22.1)%      (1.1)%
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                              $40,024    $9,333      $1,130
 Ratio of net expenses to average net assets                     1.75%     1.75%       1.75%*
 Ratio of net investment income to average net assets           (0.40)%   (0.28)%     (0.26)%*
 Ratio of gross expenses to average net assets prior to
 waiver of expenses by the advisor                               2.02%     6.05%      32.22%*
---------------------------------------------------------------------------------------------

                                                                         Class B
                                                              ------------------------------
                                                                                  January 2,
                                                                 Year Ended          2002
                                                                 March 31,         through
                                                              ----------------    March 31,
                                                               2004      2003        2002
------------------------------------------------------------  ------------------------------
Net asset value, beginning of period                          $ 7.63    $ 9.87      $10.00
Income from investment operations:
 Net investment income (loss)                                  (0.02)    (0.03)      (0.01)
 Net realized and unrealized gain (loss) on investments         3.47     (2.21)      (0.12)
                                                              ------    ------      ------
 Total from investment operations                               3.45     (2.24)      (0.13)
---------------------------------------------------------------------------------------------
 Total distributions                                              --        --          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.08    $ 7.63      $ 9.87
---------------------------------------------------------------------------------------------
Total Return (a)                                                45.2%    (22.7)%      (1.3)%
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                              $3,865    $  545      $   55
 Ratio of net expenses to average net assets                    2.50%     2.50%       2.50%*
 Ratio of net investment income to average net assets          (1.15)%   (1.03)%     (1.01)%*
 Ratio of gross expenses to average net assets prior to
 waiver of expenses by the advisor                              2.77%     6.80%      32.97%*
---------------------------------------------------------------------------------------------

                                                                                   January 2,
                                                                 Year Ended          2002
                                                                  March 31,        through
                                                              -----------------    March 31,
                                                               2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          24.4%     33.6%        0.0%
-------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
 *  Annualized

              Class C                        Class I
    ----------------------------   ---------------------------
                      January 2,                     March 1,
      Year Ended         2002        Year Ended        2002
       March 31,       through        March 31,       through
    ---------------   March 31,    ---------------   March 31,
     2004     2003       2002       2004     2003      2002
--------------------------------------------------------------
    $ 7.63   $ 9.88     $10.00     $ 7.72   $ 9.90    $ 9.83
     (0.01)   (0.03)     (0.01)     (0.01)      --        --
      3.46    (2.22)     (0.11)      3.62    (2.18)     0.07
    ------   ------     ------     ------   ------    ------
      3.45    (2.25)     (0.12)      3.61    (2.18)     0.07
--------------------------------------------------------------
        --       --         --         --       --        --
--------------------------------------------------------------
    $11.08   $ 7.63     $ 9.88     $11.33   $ 7.72    $ 9.90
--------------------------------------------------------------
      45.2%   (22.8)%     (1.2)%     46.8%   (22.0)%     0.7%
--------------------------------------------------------------
    $6,894   $  922     $   65     $2,461   $1,336    $    1
      2.50%    2.50%      2.50%*     1.50%    1.50%     1.50%*
     (1.15)%  (1.03)%    (1.01)%*   (0.15)%  (0.03)%   (0.01)%*
      2.77%    6.80%     32.97%*     1.77%    5.80%    31.97%*
--------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH & INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                         Class A
                                 --------------------------------------------------------

                                                   Year Ended March 31,
                                 --------------------------------------------------------
                                    2004         2003        2002       2001       2000
-----------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $    22.30    $  23.95    $  23.26    $ 28.29    $ 18.22
                                 ----------    --------    --------    -------    -------
Income from investment
 operations:
Net investment income (loss)           0.34        0.66        0.50       0.61       0.40
Net realized and unrealized
 gain (loss) on investments            6.48       (1.83)       0.98      (2.29)     10.34
                                 ----------    --------    --------    -------    -------
 Total from investment
  operations                           6.82       (1.17)       1.48      (1.68)     10.74
-----------------------------------------------------------------------------------------
Capital contribution from
 Advisor                                 --          --          --         --         --
 Distributions:
Dividends from net investment
 income                               (0.41)      (0.48)      (0.58)     (0.62)     (0.39)
Dividends from net realized
 gains                                   --          --       (0.21)     (2.73)     (0.28)
Distributions from capital
 contributions                           --          --          --         --         --
                                 ----------    --------    --------    -------    -------
 Total distributions                  (0.41)      (0.48)      (0.79)     (3.35)     (0.67)
-----------------------------------------------------------------------------------------
Net asset value, end of period   $    28.71    $  22.30    $  23.95    $ 23.26    $ 28.29
-----------------------------------------------------------------------------------------
Total Return(a)(b)                     30.7%       (4.9)%       6.5%      (6.8)%     59.8%
-----------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000)  $2,031,032    $609,838    $242,624    $82,362    $45,440
Ratio of net expenses to
 average net assets                    1.14%       1.25%       1.36%      1.39%      1.65%
Ratio of net investment income
 to average net assets                 1.63%       3.31%       2.19%      2.52%      1.82%
Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                               1.14%       1.25%       1.36%      1.39%      1.65
-----------------------------------------------------------------------------------------

                                                     Class B
                                 ------------------------------------------------
                                                                    September 11,
                                                                        2000
                                      Year Ended March 31,             through
                                 -------------------------------      March 31,
                                   2004        2003       2002          2001
-------------------------------  ------------------------------------------------
Net asset value, beginning of
 period                          $  24.57    $  26.36    $ 25.57       $28.43
                                 --------    --------    -------       ------
Income from investment
 operations:
Net investment income (loss)         0.16        0.54       0.36         0.13
Net realized and unrealized
 gain (loss) on investments          7.14       (2.01)      1.08        (2.77)
                                 --------    --------    -------       ------
 Total from investment
  operations                         7.30       (1.47)      1.44        (2.64)
-----------------------------------------------------------------------------------------
Capital contribution from
 Advisor                               --          --         --         2.91
 Distributions:
Dividends from net investment
 income                             (0.21)      (0.32)     (0.44)       (0.12)
Dividends from net realized
 gains                                 --          --      (0.21)       (0.10)
Distributions from capital
 contributions                         --          --         --        (2.91)
                                 --------    --------    -------       ------
 Total distributions                (0.21)      (0.32)     (0.65)       (3.13)
-----------------------------------------------------------------------------------------
Net asset value, end of period   $  31.66    $  24.57    $ 26.36       $25.57
-----------------------------------------------------------------------------------------
Total Return(a)(b)                   29.8%       (5.6)%      5.7%         1.0%
-----------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000)  $541,360    $212,764    $68,757       $5,923
Ratio of net expenses to
 average net assets                  1.89%       2.00%      2.11%        2.14%*
Ratio of net investment income
 to average net assets               0.88%       2.56%      1.44%        1.77%*
Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                             1.89%       2.00%      2.11%        2.34%*
-----------------------------------------------------------------------------------------

                                                   Year Ended March 31,
                                 --------------------------------------------------------
                                    2004         2003        2002       2001       2000
-----------------------------------------------------------------------------------------
Portfolio turnover rate                50.0%       27.1%       39.7%      81.6%     116.5%
-----------------------------------------------------------------------------------------


(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3% -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
 *  Annualized
**  Amounts are less than $0.01 per share.

                           Class C
     ----------------------------------------------------
                  Year Ended March 31,
---------------------------------------------------------
        2004        2003       2002      2001      2000
---------------------------------------------------------
     $    22.47   $  24.16   $  23.47   $ 27.99   $ 18.07
     ----------   --------   --------   -------   -------
           0.17       0.51       0.31      0.37      0.33
           6.50      (1.86)      1.01     (2.25)    10.18
     ----------   --------   --------   -------   -------
           6.67      (1.35)      1.32     (1.88)    10.51
---------------------------------------------------------
             --         --         --      0.42        --
          (0.24)     (0.34)     (0.42)    (0.35)    (0.31)
             --         --      (0.21)    (2.29)    (0.28)
             --         --         --     (0.42)       --
     ----------   --------   --------   -------   -------
          (0.24)     (0.34)     (0.63)    (3.06)    (0.59)
---------------------------------------------------------
     $    28.90   $  22.47   $  24.16   $ 23.47   $ 27.99
---------------------------------------------------------
           29.8%     (5.6)%       5.8%    (5.8)%     58.9%
---------------------------------------------------------
     $1,260,818   $386,101   $112,633   $24,311   $ 7,302
           1.89%      2.00%      2.11%     2.14%     2.15%
           0.88%      2.56%      1.44%     1.77%     1.32%
           1.89%      2.00%      2.11%     2.35%     2.15%
---------------------------------------------------------

                        Class I
      --------------------------------------------
                  Year Ended March 31,
--------------------------------------------------
       2004      2003      2002     2001     2000
--------------------------------------------------
      $ 21.91   $ 23.54   $22.87   $28.44   $18.30
      -------   -------   ------   ------   ------
         0.44      0.65     0.57     0.73     0.51
         6.33     (1.75)    0.94    (2.32)   10.38
      -------   -------   ------   ------   ------
         6.77     (1.10)    1.51    (1.59)   10.89
--------------------------------------------------
           --        --       --     0.00**     --
        (0.47)    (0.53)   (0.63)   (0.76)   (0.47)
           --        --    (0.21)   (3.22)   (0.28)
           --        --       --    (0.00)**    --
      -------   -------   ------   ------   ------
        (0.47)    (0.53)   (0.84)   (3.98)   (0.75)
--------------------------------------------------
      $ 28.21   $ 21.91   $23.54   $22.87   $28.44
--------------------------------------------------
         31.1%    (4.7)%     6.8%   (6.6)%    60.5%
--------------------------------------------------
      $44,192   $15,670   $2,956   $2,719   $3,171
         0.89%     1.00%    1.11%    1.14%    1.15%
         1.88%     3.56%    2.44%    2.77%    2.32%
         0.89%     1.00%    1.11%    1.14%    1.15%
--------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL GROWTH AND INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                    Class A
                              ---------------------------------------------------

                                             Year Ended March 31,
                              ---------------------------------------------------
                               2004       2003       2002       2001       2000
---------------------------------------------------------------------------------
Net asset value, beginning
 of period                    $  6.27    $  6.89    $  7.12    $  9.24    $  6.61
                              -------    -------    -------    -------    -------
Income from investment
 operations:
 Net investment income
 (loss)                          0.13*      0.46       0.18       0.15       0.05
Net realized and unrealized
 gain (loss) on investments      1.65      (1.06)     (0.15)     (1.12)      2.76
                              -------    -------    -------    -------    -------
 Total from investment
 operations                      1.78      (0.60)      0.03      (0.97)      2.81
---------------------------------------------------------------------------------
Capital contribution from
 Advisor                                      --         --       0.01         --
Distributions:
 Dividends from net
 investment income              (0.01)     (0.02)     (0.23)     (0.47)     (0.04)
 Dividends from net realized
 gains                             --         --      (0.03)     (0.68)     (0.14)
 Distributions from capital
 contributions                     --         --         --      (0.01)        --
                              -------    -------    -------    -------    -------
 Total distributions            (0.01)     (0.02)     (0.26)     (1.16)     (0.18)
---------------------------------------------------------------------------------
Net asset value, end of
 period                       $  8.04    $  6.27    $  6.89    $  7.12    $  9.24
---------------------------------------------------------------------------------
Total Return(a)(b)               28.4%      (8.7)%      0.5%     (11.2)%     42.7%
---------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
 (000)                        $93,830    $21,397    $12,611    $11,084    $11,520
 Ratio of net expenses to
 average net assets              1.69%      1.75%      1.75%      1.75%      2.00%
 Ratio of net investment
 income to average net
 assets                          1.72%      5.26%      1.88%(+)    1.78%     0.58%
 Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                         1.69%      2.43%      2.99%      2.93%      3.22%
---------------------------------------------------------------------------------

                                                Class B
                              --------------------------------------------
                                                             September 11,
                                                                 2000
                                 Year Ended March 31,           through
                              ---------------------------      March 31,
                               2004       2003      2002         2001
----------------------------  --------------------------------------------
Net asset value, beginning
 of period                    $  6.63    $ 7.34    $ 7.58       $ 9.11
                              -------    ------    ------       ------
Income from investment
 operations:
 Net investment income
 (loss)                          0.08*     0.31      0.20         0.26
Net realized and unrealized
 gain (loss) on investments      1.73     (1.00)    (0.21)       (1.31)
                              -------    ------    ------       ------
 Total from investment
 operations                      1.81     (0.69)    (0.01)       (1.05)
---------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --        --        --         0.61
Distributions:
 Dividends from net
 investment income              (0.01)    (0.02)    (0.20)       (0.38)
 Dividends from net realized
 gains                             --        --     (0.03)       (0.10)
 Distributions from capital
 contributions                     --        --        --        (0.61)
                              -------    ------    ------       ------
 Total distributions            (0.01)    (0.02)    (0.23)       (1.09)
---------------------------------------------------------------------------------
Net asset value, end of
 period                       $  8.43    $ 6.63    $ 7.34       $ 7.58
---------------------------------------------------------------------------------
Total Return(a)(b)               27.3%     (9.4)%    (0.1)%       (4.6)%
---------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
 (000)                        $13,878    $2,522    $  648       $   28
 Ratio of net expenses to
 average net assets              2.44%     2.50%     2.50%        2.50%**
 Ratio of net investment
 income to average net
 assets                          0.97%     4.51%     1.13%        1.03%**
 Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                         2.44%     3.18%     3.74%        4.67%**
---------------------------------------------------------------------------------

                                                                           Year Ended March 31,
                                                                 ----------------------------------------
                                                       2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 48.5%      59.5%      75.6%     111.4%      84.6%
------------------------------------------------------------------------------------------------------------------------------


(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Classes B and C.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
  * Net investment income allocated based on average shares method.
 ** Annualized
(+) For the year ended March 31, 2002, the ratio of net investment income to average net assets for Class A Shares has been restated from 1.7%. For the year ended March 31, 2000, the ratio of gross expenses to average net assets prior to waiver of expenses by the advisor for Class C and Class I Shares have been restated from 4.0% and 2.4%, respectively.

                      Class C
    --------------------------------------------
                Year Ended March 31,
    --------------------------------------------
     2004      2003      2002     2001     2000
------------------------------------------------
    $  6.28   $  6.95   $ 7.19   $ 9.14   $ 6.57
    -------   -------   ------   ------   ------
       0.07*     0.39     0.20     0.11     0.02
       1.64     (1.04)   (0.22)   (1.14)    2.73
    -------   -------   ------   ------   ------
       1.71     (0.65)   (0.02)   (1.03)    2.75
------------------------------------------------
         --        --       --     0.12       --
      (0.01)    (0.02)   (0.19)   (0.36)   (0.04)
         --        --    (0.03)   (0.56)   (0.14)
         --        --       --    (0.12)      --
    -------   -------   ------   ------   ------
      (0.01)    (0.02)   (0.22)   (1.04)   (0.18)
------------------------------------------------
    $  7.98   $  6.28   $ 6.95   $ 7.19   $ 9.14
------------------------------------------------
       27.2%     (9.3)%   (0.3)%  (10.4)%   42.0%
------------------------------------------------
    $63,425   $11,426   $4,301   $2,477   $1,409
       2.44%     2.50%    2.50%    2.50%    2.50%
       0.97%     4.51%    1.13%    1.03%    0.08%
       2.44%     3.18%    3.74%    3.94%    3.73%(+)
------------------------------------------------

                      Class I
     ------------------------------------------
                Year Ended March 31,
     ------------------------------------------
      2004     2003     2002     2001     2000
---  ------------------------------------------
     $ 6.27   $ 6.86   $ 7.09   $ 9.24   $ 6.63
     ------   ------   ------   ------   ------
       0.15*    0.52     0.16     0.19     0.08
       1.64    (1.09)   (0.11)   (1.13)    2.72
     ------   ------   ------   ------   ------
       1.79    (0.57)    0.05    (0.94)    2.80
------------------------------------------------
         --       --       --     0.01       --
      (0.01)   (0.02)   (0.25)   (0.50)   (0.05)
         --       --    (0.03)   (0.71)   (0.14)
         --       --       --    (0.01)      --
     ------   ------   ------   ------   ------
      (0.01)   (0.02)   (0.28)   (1.22)   (0.19)
------------------------------------------------
     $ 8.05   $ 6.27   $ 6.86   $ 7.09   $ 9.24
------------------------------------------------
       28.6%    (8.3)%    0.8%   (10.9)%   42.5%
------------------------------------------------
     $4,251   $1,155   $  633   $  621   $  689
       1.44%    1.50%    1.50%    1.50%    1.50%
       1.97%    5.51%    2.13%    2.03%    1.08%
       1.44%    2.18%    2.74%    2.68%    2.72%(+)
------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                    Class A
                              ---------------------------------------------------
                                                                        August 1,
                                                                          1999
                                       Year Ended March 31,              through
                              --------------------------------------    March 31,
                               2004       2003       2002      2001       2000
---------------------------------------------------------------------------------
Net asset value, beginning
 of period                    $  9.60    $  9.85    $ 9.55    $ 9.53     $10.00
                              -------    -------    ------    ------     ------
Income from investment
 operations:
 Net investment income           0.69       0.48      0.54      0.64       0.33
 Net realized and unrealized
  gain (loss) on investments     1.28      (0.26)     0.29      0.02      (0.48)
                              -------    -------    ------    ------     ------
  Total from investment
   operations                    1.97       0.22      0.83      0.66      (0.15)
---------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --         --        --      0.00*        --
Distributions:
 Dividends from net
  investment income             (0.71)     (0.47)    (0.53)    (0.64)     (0.32)
 Distributions from capital
  contributions                    --         --        --     (0.00)*       --
                              -------    -------    ------    ------     ------
  Total distributions           (0.71)     (0.47)    (0.53)    (0.64)     (0.32)
---------------------------------------------------------------------------------
Net asset value, end of
 period                       $ 10.86    $  9.60    $ 9.85    $ 9.55     $ 9.53
---------------------------------------------------------------------------------
Total Return(a)(b)               20.9%       2.5%      9.0%      7.1%      (1.5)%
---------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                       $97,993    $45,265    $7,023    $2,243     $  728
 Ratio of net expenses to
  average net assets             1.30%      1.75%     1.75%     1.75%      2.00%**
 Ratio of net investment
  income to average net
  assets                         7.04%      7.07%     6.32%     7.50%      5.81%**
 Ratio of gross expenses to
  average net assets prior
  to waiver of expenses by
  the advisor                    1.30%      1.96%     5.75%    12.60%(+)   13.15%**
---------------------------------------------------------------------------------

                                                Class B
                              --------------------------------------------
                                                              December 21,
                                                                  2000
                                  Year Ended March 31,          through
                              ----------------------------     March 31,
                               2004       2003       2002         2001
----------------------------  --------------------------------------------
Net asset value, beginning
 of period                    $  9.82    $ 10.07    $ 9.77       $ 9.39
                              -------    -------    ------       ------
Income from investment
 operations:
 Net investment income           0.63       0.45      0.47         0.07
 Net realized and unrealized
  gain (loss) on investments     1.29      (0.28)     0.31         0.38
                              -------    -------    ------       ------
  Total from investment
   operations                    1.92       0.17      0.78         0.45
---------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --         --        --         0.23
Distributions:
 Dividends from net
  investment income             (0.63)     (0.42)    (0.48)       (0.07)
 Distributions from capital
  contributions                    --         --        --        (0.23)
                              -------    -------    ------       ------
  Total distributions           (0.63)     (0.42)    (0.48)       (0.30)
---------------------------------------------------------------------------------
Net asset value, end of
 period                       $ 11.11    $  9.82    $10.07       $ 9.77
---------------------------------------------------------------------------------
Total Return(a)(b)               19.9%       1.9%      8.3%         7.3%
---------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                       $26,657    $14,166    $2,014       $   40
 Ratio of net expenses to
  average net assets             2.05%      2.50%     2.50%        2.50%**
 Ratio of net investment
  income to average net
  assets                         6.29%      6.32%     5.57%        6.75%**
 Ratio of gross expenses to
  average net assets prior
  to waiver of expenses by
  the advisor                    2.05%      2.71%     6.50%       13.32%**(+)
---------------------------------------------------------------------------------

                                                                                  Aug. 1,
                                                                                   1999
                                                 Year Ended March 31,             through
                                        --------------------------------------    March 31,
                                         2004       2003       2002      2001      2000
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    44.2%      33.2%     36.7%     19.7%       1.6%
---------------------------------------------------------------------------------------------------------------------------


 (a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
 (b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
  *  Amounts are less than $0.01 per share.
 **  Annualized
(+) For the year ended March 31, 2001, the ratio of gross expenses to average net assets prior to waiver of expenses by the advisor for Class A, B and C Shares have been restated from 12.4%, 13.1% and 13.1%, respectively.

                     Class C
    --------------------------------------------
                                 December 21,
                                     2000
       Year Ended March 31,        through
       --------------------       March 31,
     2004      2003      2002        2001
------------------------------------------------
    $  9.78   $ 10.04   $ 9.74      $ 9.39
    -------   -------   ------      ------
       0.62      0.47     0.46        0.18
       1.29     (0.31)    0.33        0.35
    -------   -------   ------      ------
       1.91      0.16     0.79        0.53
------------------------------------------------
         --        --       --        0.15
      (0.63)    (0.42)   (0.49)      (0.18)
         --        --       --       (0.15)
    -------   -------   ------      ------
      (0.63)    (0.42)   (0.49)      (0.33)
------------------------------------------------
    $ 11.06   $  9.78   $10.04      $ 9.74
------------------------------------------------
       19.9%      1.8%     8.4%        7.2%
------------------------------------------------
    $67,593   $30,324   $3,636      $   11
       2.05%     2.50%    2.50%       2.50%**
       6.29%     6.32%    5.57%       6.75%**
       2.05%     2.71%    6.50%      13.32%**(+)

                  Class I
     ----------------------------------
                             March 1,
                               2002
      Year Ended March 31,    through
      --------------------   March 31,
       2004        2003        2002
---------------------------------------
      $ 9.60      $ 9.84      $ 9.67
      ------      ------      ------
        0.77        0.61        0.06
        1.21       (0.37)       0.20
      ------      ------      ------
        1.98        0.24        0.26
---------------------------------------
          --          --          --
       (0.73)      (0.48)      (0.09)
          --          --          --
      ------      ------      ------
       (0.73)      (0.48)      (0.09)
---------------------------------------
      $10.85      $ 9.60      $ 9.84
---------------------------------------
        21.0%        2.8%        2.7%
---------------------------------------
      $2,717      $2,272      $    1
        1.05%       1.50%       1.50%**
        7.29%       7.32%       6.57%**
        1.05%       1.71%       5.50%**

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                   Class A                                             Class B
                             ----------------------------------------------------   ---------------------------------------------
                                                                                                                    September 11,
                                                                                                                        2000
                                             Year Ended March 31,                       Year Ended March 31,           through
                             ----------------------------------------------------   -----------------------------     March 31,
                               2004       2003       2002       2001       2000       2004       2003      2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $  17.15   $  18.85   $  19.14   $  22.74   $  17.14   $  19.18   $  21.10   $ 21.35      $ 23.03
                             --------   --------   --------   --------   --------   --------   --------   -------      -------
Income from investment
 operations:
Net investment income            0.51       0.60       0.52       0.51       0.43       0.37       0.50      0.40         0.15
Net realized and
 unrealized gain (loss) on
 investments                     5.13      (2.04)      0.12      (1.14)      5.98       5.77      (2.26)     0.16        (1.56)
                             --------   --------   --------   --------   --------   --------   --------   -------      -------
 Total from investment
  operations                     5.64      (1.44)      0.64      (0.63)      6.41       6.14      (1.76)     0.56        (1.41)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --         --         --       0.03         --         --         --        --         2.61
Distributions:
Dividends from net
 investment income              (0.61)     (0.26)     (0.62)     (0.56)     (0.44)     (0.44)     (0.16)    (0.50)       (0.17)
Dividends from net
 realized gains                    --         --      (0.31)     (2.41)     (0.37)        --         --     (0.31)       (0.10)
Distributions paid from
  capital                          --         --         --         --         --         --         --        --           --
Distributions from capital
 contributions                     --         --         --      (0.03)        --         --         --        --        (2.61)
                             --------   --------   --------   --------   --------   --------   --------   -------      -------
 Total distributions            (0.61)     (0.26)     (0.93)     (3.00)     (0.81)     (0.44)     (0.16)    (0.81)       (2.88)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $  22.18   $  17.15   $  18.85   $  19.14   $  22.74   $  24.88   $  19.18   $ 21.10      $ 21.35
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)               33.2%      (7.6)%      3.6%      (3.2)%     38.1%      32.2%      (8.3)%     2.7%         5.3%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000)                       $629,461   $550,035   $313,223   $142,293   $100,589   $229,323   $177,823   $86,451      $13,628
Ratio of net expenses to
 average net assets              1.15%      1.20%      1.28%      1.20%      1.41%      1.90%      1.95%     2.03%        1.95%**
Ratio of net investment
 income to average net
 assets                          2.36%      3.75%      2.68%      2.48%      2.24%      1.61%      3.00%     1.93%        1.73%**
Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor                     1.15%      1.20%      1.28%      1.21%      1.41%      1.90%      1.95%     2.03%        2.71%**
---------------------------------------------------------------------------------------------------------------------------------

                                             Year Ended March 31,
                             ----------------------------------------------------
                               2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          67.0%      35.6%      37.0%      92.6%      90.9%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2% -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
 *  Amounts are less than $0.01 per share.
**  Annualized

                         Class C                                              Class I
    --------------------------------------------------   -------------------------------------------------
                   Year Ended March 31,                                Year Ended March 31,
    --------------------------------------------------   -------------------------------------------------
      2004       2003       2002      2001      2000      2004      2003      2002       2001       2000
----------------------------------------------------------------------------------------------------------
    $  17.19   $  18.94   $  19.23   $ 22.62   $ 17.07   $ 16.49   $ 18.13   $ 18.44   $   22.82   $ 17.21
    --------   --------   --------   -------   -------   -------   -------   -------   ---------   -------
        0.33       0.47       0.36      0.34      0.35      0.51      0.66      0.54        0.59      0.55
        5.16      (2.05)      0.15     (1.12)     5.93      4.95     (2.01)     0.13       (1.12)     5.98
    --------   --------   --------   -------   -------   -------   -------   -------   ---------   -------
        5.49      (1.58)      0.51     (0.78)     6.28      5.46     (1.35)     0.67       (0.53)     6.53
----------------------------------------------------------------------------------------------------------
          --         --         --      0.18        --        --        --        --        0.00*       --
       (0.46)     (0.17)     (0.49)    (0.34)    (0.36)    (0.66)    (0.29)    (0.67)      (0.67)    (0.55)
          --         --      (0.31)    (2.27)    (0.37)       --        --     (0.31)      (3.18)    (0.37)
          --         --         --        --        --        --        --        --          --        --
          --         --         --     (0.18)       --        --        --        --       (0.00)*      --
    --------   --------   --------   -------   -------   -------   -------   -------   ---------   -------
       (0.46)     (0.17)     (0.80)    (2.79)    (0.73)    (0.66)    (0.29)    (0.98)      (3.85)    (0.92)
----------------------------------------------------------------------------------------------------------
    $  22.22   $  17.19   $  18.94   $ 19.23   $ 22.62   $ 21.29   $ 16.49   $ 18.13   $   18.44   $ 22.82
----------------------------------------------------------------------------------------------------------
        32.1%      (8.3)%      2.8%     (3.1)%    37.4%     33.5%     (7.4)%     3.8%       (3.1)%    38.8%
----------------------------------------------------------------------------------------------------------
    $522,146   $422,336   $225,058   $97,784   $58,679   $51,614   $38,852   $36,499   $  30,069   $37,827
        1.90%      1.95%      2.03%     1.95%     1.91%     0.90%     0.95%     1.03%       0.95%     0.91%
        1.61%      3.00%      1.93%     1.73%     1.74%     2.61%     4.00%     2.93%       2.73%     2.74%
        1.90%      1.95%      2.03%     2.06%     1.91%     0.90%     0.95%     1.03%       0.95%     0.91%
----------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MARKET NEUTRAL FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                           Class A
                                    ------------------------------------------------------

                                                     Year Ended March 31,
                                    ------------------------------------------------------
                                      2004        2003        2002       2001       2000
------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $  14.14    $  13.72    $  13.34    $ 13.00    $ 11.72
                                    --------    --------    --------    -------    -------
Income from investment operations:
 Net investment income                  0.51        0.50        0.36       0.51       0.41
 Net realized and unrealized gain
  (loss) on investments                 0.87        0.46        0.41       0.58       1.54
                                    --------    --------    --------    -------    -------
  Total from investment operations      1.38        0.96        0.77       1.09       1.95
------------------------------------------------------------------------------------------
Capital contribution from Advisor         --          --          --       0.01         --
Distributions:
 Dividends from net investment
  income                               (0.76)      (0.54)      (0.37)     (0.51)     (0.41)
 Dividends from net realized gains     (0.31)      (0.00)*     (0.02)     (0.24)     (0.26)
 Distributions from capital
  contributions                           --          --          --      (0.01)        --
                                    --------    --------    --------    -------    -------
  Total distributions                  (1.07)      (0.54)      (0.39)     (0.76)     (0.67)
------------------------------------------------------------------------------------------
Net asset value, end of period      $  14.45    $  14.14    $  13.72    $ 13.34    $ 13.00
------------------------------------------------------------------------------------------
Total Return(a)(b)                      10.1%        7.1%        5.8%       8.6%      17.1%
------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)    $402,820    $463,466    $306,524    $73,817    $14,224
 Ratio of net expenses to average
  net assets(c)                         1.51%       1.53%       1.39%      1.47%      2.00%
 Ratio of net investment income to
  average net assets                    3.64%       3.67%       3.08%      4.98%      3.80%
 Ratio of gross expenses to
  average net assets prior to
  waiver of expenses by the
  advisor(c)                            1.51%       1.53%       1.39%      1.47%      3.50%
------------------------------------------------------------------------------------------

                                                       Class B
                                    ----------------------------------------------
                                                                     September 11,
                                                                         2000
                                        Year Ended March 31,            through
                                    -----------------------------      March 31,
                                     2004       2003       2002          2001
----------------------------------  ----------------------------------------------
Net asset value, beginning of
 period                             $ 14.60    $ 14.16    $ 13.78       $13.63
                                    -------    -------    -------       ------
Income from investment operations:
 Net investment income                 0.42       0.42       0.28         0.14
 Net realized and unrealized gain
  (loss) on investments                0.89       0.46       0.41         0.16
                                    -------    -------    -------       ------
  Total from investment operations     1.31       0.88       0.69         0.30
------------------------------------------------------------------------------------------
Capital contribution from Advisor        --         --         --         0.51
Distributions:
 Dividends from net investment
  income                              (0.65)     (0.44)     (0.29)       (0.14)
 Dividends from net realized gains    (0.31)     (0.00)*    (0.02)       (0.01)
 Distributions from capital
  contributions                          --         --         --        (0.51)
                                    -------    -------    -------       ------
  Total distributions                 (0.96)     (0.44)     (0.31)       (0.66)
------------------------------------------------------------------------------------------
Net asset value, end of period      $ 14.95    $ 14.60    $ 14.16       $13.78
------------------------------------------------------------------------------------------
Total Return(a)(b)                      9.2%       6.3%       5.1%         6.0%
------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)    $50,429    $55,186    $45,804       $2,108
 Ratio of net expenses to average
  net assets(c)                        2.26%      2.28%      2.14%        2.22%**
 Ratio of net investment income to
  average net assets                   2.89%      2.92%      2.33%        4.23%**
 Ratio of gross expenses to
  average net assets prior to
  waiver of expenses by the
  advisor(c)                           2.26%      2.28%      2.14%        2.22%**
------------------------------------------------------------------------------------------

                                                     Year Ended March 31,
                                    ------------------------------------------------------
                                      2004        2003        2002       2001       2000
------------------------------------------------------------------------------------------
Portfolio turnover rate                123.0%      116.9%      160.7%     264.9%     266.0%
------------------------------------------------------------------------------------------


 (a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C.
 (b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
 (c) Includes 0.2%, 0.3%, 0.1%, 0.1%, and 0.1%, for the years 2004, 2003, 2002,
     2001, and 2000, respectively, related to dividend expense on short positions.
  *  Amounts are less than $0.01.
 **  Annualized
(+) For the year ended March 31, 2001, the ratio of gross expenses to average net assets prior to waiver of expenses by the advisor for Class C Shares has been restated from 2.6%.

                            Class C                                           Class I
    -------------------------------------------------------   ---------------------------------------
                                               February 16,                                  May 10,
                                                   2000                                       2000
              Year Ended March 31,               through         Year Ended March 31,        through
    ----------------------------------------    March 31,     ---------------------------   March 31,
      2004       2003       2002      2001         2000        2004      2003      2002       2001
-----------------------------------------------------------------------------------------------------
    $  14.29   $  13.87   $  13.50   $ 13.01      $12.82      $ 14.05   $ 13.63   $ 13.25    $ 12.97
    --------   --------   --------   -------      ------      -------   -------   -------    -------
        0.41       0.41       0.28      0.46        0.04         0.56      0.54      0.45       0.58
        0.87       0.46       0.40      0.54        0.22         0.84      0.46      0.35       0.58
    --------   --------   --------   -------      ------      -------   -------   -------    -------
        1.28       0.87       0.68      1.00        0.26         1.40      1.00      0.80       1.16
-----------------------------------------------------------------------------------------------------
          --         --         --      0.18          --           --        --        --         --
       (0.65)     (0.45)     (0.29)    (0.37)      (0.07)       (0.80)    (0.58)    (0.40)     (0.59)
       (0.31)     (0.00)*    (0.02)    (0.14)         --        (0.31)    (0.00)*   (0.02)     (0.29)
          --         --         --     (0.18)         --           --        --        --         --
    --------   --------   --------   -------      ------      -------   -------   -------    -------
       (0.96)     (0.45)     (0.31)    (0.69)      (0.07)       (1.11)    (0.58)    (0.42)     (0.88)
-----------------------------------------------------------------------------------------------------
    $  14.61   $  14.29   $  13.87   $ 13.50      $13.01      $ 14.34   $ 14.05   $ 13.63    $ 13.25
-----------------------------------------------------------------------------------------------------
         9.2%       6.3%       5.1%      9.3%        2.0%        10.3%      7.4%      6.1%       9.1%
-----------------------------------------------------------------------------------------------------
    $185,568   $204,105   $160,940   $13,438      $  207      $40,969   $39,257   $31,177    $20,665
        2.26%      2.28%      2.14%     2.22%       2.50%**      1.26%     1.28%     1.14%      1.22%**
        2.89%      2.92%      2.33%     4.23%       3.30%**      3.89%     3.92%     3.33%      5.23%**
        2.26%      2.28%      2.14%     2.24%(+)      4.00%**    1.26%     1.28%     1.14%      1.22%**
-----------------------------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
CALAMOS INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CALAMOS INVESTMENT TRUST (comprised of CALAMOS Blue Chip Fund, CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund and CALAMOS Value Fund) as of March 31, 2004 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers are not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the CALAMOS INVESTMENT TRUST at March 31, 2004, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Chicago, Illinois
May 20, 2004

                          TAX INFORMATION (UNAUDITED)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended March 31, 2004:

  GLOBAL
GROWTH AND
INCOME FUND
---------------------------------------------
  $71,543

Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended March 31, 2004.

                HIGH                    MARKET
GROWTH AND     YIELD     CONVERTIBLE   NEUTRAL
INCOME FUND     FUND        FUND         FUND
-----------------------------------------------
$13,894,387   $214,482   $6,205,518    $701,857

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2004:

              HIGH                  MARKET
GROWTH AND    YIELD   CONVERTIBLE   NEUTRAL
INCOME FUND   FUND       FUND        FUND
-------------------------------------------
    21%        2%         13%         1%

Under Section 853 of the Code, Calamos Global Growth and Income Fund has elected to pass through to shareholders taxes paid in foreign countries. The foreign income and foreign taxes paid per share for the fiscal year ended March 31, 2004, are as follows:

                           GROSS         TAXES
      COUNTRY          FOREIGN INCOME     PAID
------------------------------------------------
Australia                 $0.00291      $0.00024
Austria                    0.00132       0.00018
Bermuda                    0.03546       0.00002
Canada                     0.00043       0.00002
China                      0.00166       0.00000
Finland                    0.00181       0.00027
France                     0.00131       0.00000
Germany                    0.00529       0.00027
Hong Kong                  0.00086       0.00000
Ireland                    0.00068       0.00000
Japan                      0.00237       0.00020
Netherlands                0.00252       0.00000
Netherlands Antilles       0.00030       0.00000
South Korea                0.00055       0.00000
Spain                      0.00034       0.00000
Switzerland                0.00224       0.00010
United Kingdom             0.00894       0.00034
                          --------      --------
                           0.06901       0.00165
                          ========      ========

                              TRUSTEES & OFFICERS

The management of the Trust, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of March 31, 2004, each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Trust.

                       POSITION(S) HELD WITH TRUST  NUMBER OF PORTFOLIOS
NAME AND AGE AT         AND DATE FIRST ELECTED OR     IN FUND COMPLEX            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
MARCH 31, 2004             APPOINTED TO OFFICE      OVERSEEN BY TRUSTEE                  AND OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:
John P. Calamos, Sr.   Trustee and President                 12           President and CEO, Calamos Holdings Inc. ("CHI") Calamos
63*                    (since 1988)                                       Asset Management, Inc. ("CAM") and Calamos Financial
                                                                          Services, Inc. ("CFS")
Nick P. Calamos, 42*   Trustee and Vice President            12           Senior Executive Vice President, CHI, CAM and CFS
                       (since 1992)
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:
Joe F. Hanauer, 66     Trustee (since 2001)                  12           Director of MAF Bancorp (banking), Director,
                                                                          Homestore.com, Inc., (Internet provider of real estate
                                                                          information and products); Director, Combined Investments,
                                                                          L.P. (investment management)
John E. Neal, 54       Trustee (since 2001)                  12           Managing Director, Bank One Capital Markets, Inc.
                                                                          (investment banking) (since 1999); Executive Vice
                                                                          President and Head of Real Estate Department, Bank One
                                                                          (1998-2000); Director, The Brickman Group, Ltd.
Weston W. Marsh, 53    Trustee (since 2002)                  12           Partner, Freeborn & Peters (law firm)
William R. Rybak, 53   Trustee (since 2002)                  12           Retired Private Investor; Executive Vice President and
                                                                          CFO, Van Kampen Investments, Inc. (investment manager)
                                                                          prior thereto; Director, Howe Barnes Investments;
                                                                          Director, Private Bancorp, Inc.
Stephen B. Timbers,    Trustee (since 2004)                  12           Retired Private Investor; formerly President and Chief
59                                                                        Executive Officer, Northern Trust Investments, N.A.
                                                                          (investment manager); formerly President, Northern Trust
                                                                          Global Investments, a division of Northern Trust
                                                                          Corporation and Executive Vice President, The Northern
                                                                          Trust Company (bank and trust company); Trustee, Northern
                                                                          Mutual Fund Complex (registered investment companies)

* Messrs. John Calamos and Nick Calamos are trustees who are "interested person" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of March 31, 2004 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                         POSITION(S) HELD WITH TRUST
NAME AND AGE AT           AND DATE FIRST ELECTED OR           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
MARCH 31, 2004               APPOINTED TO OFFICE                        AND OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------
Nimish S. Bhatt, 40    Treasurer (since 2004)           Senior Vice President and Director of Operations, CAM (since
                                                        2004); Senior Vice President, Alternative Investments and
                                                        Tax Services, BISYS Fund Services (1996-2004)
Patrick H. Dudasik,    Vice President (since 2001)      Executive Vice President, Chief Financial Officer and
48                                                      Administrative Officer, and Treasurer of CHI, CAM and CFS
                                                        (since 2001); Chief Financial Officer, David Gomez and
                                                        Associates, Inc. (1998-2001) (executive search firm); and
                                                        Chief Financial Officer, Scudder Kemper Investments, Inc.,
                                                        prior thereto
James S. Hamman, Jr.,  Secretary (since 1999)           Executive Vice President and General Counsel, CHI, CAM and
34                                                      CFS (since 1998)
Jeff Lotito, 32        Assistant Treasurer (since       Operations Manager, CAM (since 2000); Manager-Fund
                       2000)                            Administration, Van Kampen (1999 -2000) (investment
                                                        management); Supervisor-Corporate Accounting, Stein Roe and
                                                        Farnham (1998-1999) (investment management)
Ian J. McPheron, 32    Assistant Secretary (since       Associate Counsel and Director of Compliance of CAM and CFS
                       2003)                            (since 2002); Associate, Gardner, Carton & Douglas (law
                                                        firm) (2002); Vice President, Associate General Counsel and
                                                        Assistant Secretary, Van Kampen Investments, Inc.
                                                        (2000-2002); Associate, Wildman, Harrold, Allen & Dixon (law
                                                        firm) (1997-2000)

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge by calling our toll free number (800) 582-6959.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463.

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd
    Chicago, IL

CALAMOS INVESTMENT TRUST

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after June 30, 2004, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS ASSET MANAGEMENT, Inc. only through March 31, 2004. The manager's views are subject to
change at any time based on market and other conditions.               1631 2004

[RECYCLED LOGO]

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 hereto.

(e) Not applicable.

(f) (a) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, it has two audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $154,100 and $207,250 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $219,954 and $293,032 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees - There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this
    Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the registrant is less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    None of the services provided to the registrant described in paragraphs
    (b)-(d) of Item 4 were preapproved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $219,954 and $293,032 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $84,353 and $9,200 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  May 28, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  May 28, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  May 28, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  May 28, 2004